2018 Annual Report

RiverSource® Retirement Advisor Variable Annuity – Band 3

S-6477 CF (4/19)	Issued by: RiverSource Life Insurance Company

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life Insurance Company (RiverSource Life). Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive fund shareholder reports and other communications from RiverSource Life electronically by visiting ameriprise.com/e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable annuity contract.

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, offered through RiverSource® Retirement Advisor Variable Annuity – Band 3 sponsored by RiverSource Life Insurance Company, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource Variable Account 10 since 2010.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	1

Statements of Assets and Liabilities

December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$8,930,478	$5,616,089	$74,356,113	$92,027,537	$32,130,791
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	153	428	8,537	167,135	31,884
Receivable for share redemptions	10,049	27,605	60,830	69,605	28,576
Total assets	8,940,680	5,644,122	74,425,480	92,264,277	32,191,251

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,518	4,705	55,342	69,205	28,576
Contract terminations	1,531	22,900	5,488	400	—
Payable for investments purchased	153	428	8,537	167,135	31,884
Total liabilities	10,202	28,033	69,367	236,740	60,460
Net assets applicable to contracts in accumulation period	8,929,833	5,616,089	74,138,570	91,840,723	32,061,836
Net assets applicable to contracts in payment period	—	—	217,543	186,814	68,596
Net assets applicable to seed money	645	—	—	—	359
Total net assets	$8,930,478	$5,616,089	$74,356,113	$92,027,537	$32,130,791
(1) Investment shares	755,540	213,296	2,719,682	7,488,001	4,244,490
(2) Investments, at cost	$9,077,040	$4,381,684	$65,810,298	$116,583,776	$42,128,941

December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$7,484,463	$50,642,032	$31,543,420	$29,909,266	$71,337,242
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,637	65,912	19,912	1,651	100,420
Receivable for share redemptions	5,308	42,417	62,342	21,234	86,955
Total assets	7,492,408	50,750,361	31,625,674	29,932,151	71,524,617

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,308	40,622	24,552	21,234	63,697
Contract terminations	—	1,795	37,790	—	23,258
Payable for investments purchased	2,637	65,912	19,912	1,651	100,420
Total liabilities	7,945	108,329	82,254	22,885	187,375
Net assets applicable to contracts in accumulation period	7,445,826	50,519,151	31,350,522	29,504,427	70,940,205
Net assets applicable to contracts in payment period	38,637	122,881	192,898	404,839	396,795
Net assets applicable to seed money	—	—	—	—	242
Total net assets	$7,484,463	$50,642,032	$31,543,420	$29,909,266	$71,337,242
(1) Investment shares	784,535	2,764,303	1,846,804	2,987,939	5,508,667
(2) Investments, at cost	$7,315,592	$49,708,642	$26,591,065	$21,530,585	$79,730,590

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$18,358,763	$424,746,865	$4,491,402	$83,306,975	$312,919,518
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	177,561	568	42,823	525
Receivable for share redemptions	31,211	466,953	9,685	136,717	504,113
Total assets	18,389,974	425,391,379	4,501,655	83,486,515	313,424,156

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,341	377,630	3,994	72,696	266,233
Contract terminations	17,870	89,323	5,691	64,021	237,880
Payable for investments purchased	—	177,561	568	42,823	525
Total liabilities	31,211	644,514	10,253	179,540	504,638
Net assets applicable to contracts in accumulation period	18,301,160	420,997,435	4,490,637	83,201,633	308,701,769
Net assets applicable to contracts in payment period	57,520	3,749,333	—	105,262	4,217,749
Net assets applicable to seed money	83	97	765	80	—
Total net assets	$18,358,763	$424,746,865	$4,491,402	$83,306,975	$312,919,518
(1) Investment shares	9,463,280	16,828,323	872,117	4,211,677	6,749,774
(2) Investments, at cost	$18,253,512	$331,334,144	$5,421,763	$72,438,139	$158,390,460

December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$2,989,468	$430,289,811	$12,997,562	$113,557,365	$73,103,379
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	157	59,752	14,255	47,403	208
Receivable for share redemptions	3,162	470,849	49,435	105,684	110,427
Total assets	2,992,787	430,820,412	13,061,252	113,710,452	73,214,014

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,672	340,269	11,085	93,913	58,020
Contract terminations	490	130,580	38,350	11,771	52,407
Payable for investments purchased	157	59,752	14,255	47,403	208
Total liabilities	3,319	530,601	63,690	153,087	110,635
Net assets applicable to contracts in accumulation period	2,989,272	427,111,527	12,980,798	113,200,661	72,775,076
Net assets applicable to contracts in payment period	—	3,178,284	16,257	356,704	328,303
Net assets applicable to seed money	196	—	507	—	—
Total net assets	$2,989,468	$430,289,811	$12,997,562	$113,557,365	$73,103,379
(1) Investment shares	344,806	18,248,084	1,444,174	6,953,911	8,958,747
(2) Investments, at cost	$3,278,843	$226,052,202	$14,047,443	$94,361,350	$95,326,830

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	3

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$116,865,951	$189,434,170	$115,887,099	$298,059,073	$112,702,651
Dividends receivable	18,830	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	229,681	20,477	14,695	14	12,034
Receivable for share redemptions	120,727	267,636	112,949	552,010	120,432
Total assets	117,235,189	189,722,283	116,014,743	298,611,097	112,835,117

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	90,099	151,941	90,652	235,855	82,275
Contract terminations	30,627	115,695	22,297	316,155	38,157
Payable for investments purchased	229,681	20,477	14,695	14	12,034
Total liabilities	350,407	288,113	127,644	552,024	132,466
Net assets applicable to contracts in accumulation period	116,522,602	188,044,182	115,532,319	295,781,661	112,206,773
Net assets applicable to contracts in payment period	362,180	1,389,988	354,780	2,277,412	495,878
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$116,884,782	$189,434,170	$115,887,099	$298,059,073	$112,702,651
(1) Investment shares	116,865,951	30,603,258	16,674,403	29,540,047	7,070,430
(2) Investments, at cost	$116,859,192	$204,399,770	$143,763,096	$308,751,041	$61,818,627

December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$309,702,089	$37,787,131	$11,585,810	$67,558,788	$46,653,212
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	257,773	70,528	273	1,652	4,680
Receivable for share redemptions	271,419	64,235	159,992	91,790	89,754
Total assets	310,231,281	37,921,894	11,746,075	67,652,230	46,747,646

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	263,740	32,169	10,194	57,359	36,246
Contract terminations	7,679	32,066	149,798	34,431	53,508
Payable for investments purchased	257,773	70,528	273	1,652	4,680
Total liabilities	529,192	134,763	160,265	93,442	94,434
Net assets applicable to contracts in accumulation period	308,489,565	37,786,786	11,463,255	66,925,039	46,545,626
Net assets applicable to contracts in payment period	1,212,501	—	122,019	633,749	107,586
Net assets applicable to seed money	23	345	536	—	—
Total net assets	$309,702,089	$37,787,131	$11,585,810	$67,558,788	$46,653,212
(1) Investment shares	15,817,267	4,089,516	1,231,223	2,780,197	2,391,246
(2) Investments, at cost	$215,303,256	$38,713,446	$12,325,981	$36,338,354	$29,661,718

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$66,584,816	$32,487,354	$34,140,104	$66,262,905	$13,655,597
Dividends receivable	—	—	—	—	34,844
Accounts receivable from RiverSource Life for contract purchase payments	7,223	61,753	16,710	3,392	4,426
Receivable for share redemptions	111,493	59,638	39,717	103,276	14,946
Total assets	66,703,532	32,608,745	34,196,531	66,369,573	13,709,813

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	57,538	25,515	25,596	50,879	10,745
Contract terminations	53,955	34,123	14,121	52,397	4,201
Payable for investments purchased	7,223	61,753	16,710	3,392	39,270
Total liabilities	118,716	121,391	56,427	106,668	54,216
Net assets applicable to contracts in accumulation period	65,819,523	32,432,889	34,087,655	65,907,146	13,648,127
Net assets applicable to contracts in payment period	765,293	54,465	52,449	355,759	7,470
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$66,584,816	$32,487,354	$34,140,104	$66,262,905	$13,655,597
(1) Investment shares	5,234,655	1,504,741	1,622,628	6,477,312	3,935,331
(2) Investments, at cost	$63,205,420	$24,723,400	$21,934,846	$66,881,208	$28,525,903

December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$14,128,717	$78,153,305	$16,384,292	$117,135,472	$23,145,851
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	350	208	10,412	5,709	9,558
Receivable for share redemptions	23,406	150,123	28,739	154,157	26,741
Total assets	14,152,473	78,303,636	16,423,443	117,295,338	23,182,150

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,096	60,470	14,331	91,018	18,001
Contract terminations	11,310	89,653	14,408	63,139	8,740
Payable for investments purchased	350	208	10,412	5,709	9,558
Total liabilities	23,756	150,331	39,151	159,866	36,299
Net assets applicable to contracts in accumulation period	14,024,564	77,934,235	16,281,669	116,853,122	23,118,286
Net assets applicable to contracts in payment period	103,624	219,070	102,180	282,350	27,565
Net assets applicable to seed money	529	—	443	—	—
Total net assets	$14,128,717	$78,153,305	$16,384,292	$117,135,472	$23,145,851
(1) Investment shares	1,978,812	14,499,686	1,673,574	4,110,017	1,241,064
(2) Investments, at cost	$18,043,905	$101,594,961	$18,314,068	$87,493,577	$12,815,525

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	5

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$32,900,750	$22,852,710	$13,347,843	$142,449,062	$388,930,520
Dividends receivable	—	—	—	540,992	—
Accounts receivable from RiverSource Life for contract purchase payments	5,509	89,298	100	34,111	330,378
Receivable for share redemptions	60,584	241,717	31,094	199,664	496,153
Total assets	32,966,843	23,183,725	13,379,037	143,223,829	389,757,051

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,798	19,034	11,482	112,925	323,249
Contract terminations	34,786	222,683	19,612	86,739	172,904
Payable for investments purchased	5,509	89,298	100	575,103	330,378
Total liabilities	66,093	331,015	31,194	774,767	826,531
Net assets applicable to contracts in accumulation period	32,727,873	22,852,411	13,328,201	142,155,275	388,094,685
Net assets applicable to contracts in payment period	172,877	—	19,355	293,787	835,652
Net assets applicable to seed money	—	299	287	—	183
Total net assets	$32,900,750	$22,852,710	$13,347,843	$142,449,062	$388,930,520
(1) Investment shares	1,404,814	2,287,559	1,104,040	15,969,626	12,421,927
(2) Investments, at cost	$26,597,361	$22,920,942	$14,906,013	$148,263,354	$362,300,111

December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$35,296,968	$66,853,308	$9,867,781	$125,044,735	$76,097,377
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	158	15,546	690	92,206	21,505
Receivable for share redemptions	26,035	47,682	7,338	432,158	101,689
Total assets	35,323,161	66,916,536	9,875,809	125,569,099	76,220,571

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,007	47,682	7,063	107,632	57,286
Contract terminations	1,028	—	275	324,526	44,403
Payable for investments purchased	158	15,546	690	92,206	21,505
Total liabilities	26,193	63,228	8,028	524,364	123,194
Net assets applicable to contracts in accumulation period	35,052,387	65,891,088	9,762,238	124,599,294	75,931,767
Net assets applicable to contracts in payment period	244,581	962,220	105,543	445,197	165,610
Net assets applicable to seed money	—	—	—	244	—
Total net assets	$35,296,968	$66,853,308	$9,867,781	$125,044,735	$76,097,377
(1) Investment shares	1,837,427	2,235,897	517,994	11,741,290	5,073,158
(2) Investments, at cost	$28,587,397	$61,647,391	$9,601,483	$133,012,567	$92,060,269

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$52,750,436	$107,885,609	$112,625,005	$5,394,323	$5,327,210
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,163	42,186	21,839	512	288
Receivable for share redemptions	96,024	138,515	90,296	14,326	3,836
Total assets	52,853,623	108,066,310	112,737,140	5,409,161	5,331,334

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,804	86,211	82,109	4,673	3,717
Contract terminations	48,220	52,304	8,187	9,653	119
Payable for investments purchased	7,163	42,186	21,839	512	288
Total liabilities	103,187	180,701	112,135	14,838	4,124
Net assets applicable to contracts in accumulation period	52,646,760	107,705,228	111,944,096	5,389,610	5,305,298
Net assets applicable to contracts in payment period	103,326	180,003	680,909	4,091	21,912
Net assets applicable to seed money	350	378	—	622	—
Total net assets	$52,750,436	$107,885,609	$112,625,005	$5,394,323	$5,327,210
(1) Investment shares	3,578,727	7,389,425	8,737,394	635,374	513,714
(2) Investments, at cost	$56,362,967	$123,602,801	$128,891,333	$5,942,339	$6,247,666

December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$105,192,151	$11,336,289	$37,768,116	$108,556,040	$39,353,533
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	20,706	3,243	73	132,673	39,492
Receivable for share redemptions	116,909	7,953	68,356	90,083	44,011
Total assets	105,329,766	11,347,485	37,836,545	108,778,796	39,437,036

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	78,385	7,953	34,256	82,220	30,639
Contract terminations	38,524	—	34,100	7,863	13,372
Payable for investments purchased	20,706	3,243	73	132,673	39,492
Total liabilities	137,615	11,196	68,429	222,756	83,503
Net assets applicable to contracts in accumulation period	104,405,909	11,317,109	37,425,361	108,426,307	39,236,925
Net assets applicable to contracts in payment period	786,242	19,180	342,370	129,733	116,608
Net assets applicable to seed money	—	—	385	—	—
Total net assets	$105,192,151	$11,336,289	$37,768,116	$108,556,040	$39,353,533
(1) Investment shares	6,998,812	198,360	4,043,696	6,759,405	1,777,486
(2) Investments, at cost	$102,003,447	$8,872,800	$45,598,518	$97,048,353	$45,205,770

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	7

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Assets
Investments, at fair value(1),(2)	$53,415,189	$16,831,514	$14,603,826	$31,839,429	$14,620,727
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29,116	1,030	136	146,862	38,551
Receivable for share redemptions	65,418	12,254	20,363	27,804	10,175
Total assets	53,509,723	16,844,798	14,624,325	32,014,095	14,669,453

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,139	12,132	12,999	26,516	10,175
Contract terminations	24,279	122	7,364	1,288	—
Payable for investments purchased	29,116	1,030	136	146,862	38,551
Total liabilities	94,534	13,284	20,499	174,666	48,726
Net assets applicable to contracts in accumulation period	53,286,875	16,758,120	14,354,514	31,801,611	14,572,421
Net assets applicable to contracts in payment period	128,314	73,394	248,753	36,773	48,306
Net assets applicable to seed money	—	—	559	1,045	—
Total net assets	$53,415,189	$16,831,514	$14,603,826	$31,839,429	$14,620,727
(1) Investment shares	1,643,039	3,528,619	1,761,237	894,617	232,112
(2) Investments, at cost	$48,436,675	$16,910,955	$18,541,492	$33,122,201	$10,753,283

December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$41,906,651	$22,441,044	$19,487,255	$42,066,669	$19,245,287
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	380	4,810	2,423	87,185	177
Receivable for share redemptions	81,869	15,804	13,970	43,740	54,991
Total assets	41,988,900	22,461,658	19,503,648	42,197,594	19,300,455

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	36,196	15,804	13,970	34,518	17,806
Contract terminations	45,673	—	—	9,222	37,184
Payable for investments purchased	380	4,810	2,423	87,185	177
Total liabilities	82,249	20,614	16,393	130,925	55,167
Net assets applicable to contracts in accumulation period	41,881,745	22,271,592	19,362,475	42,034,928	19,244,655
Net assets applicable to contracts in payment period	24,662	169,452	124,780	30,966	—
Net assets applicable to seed money	244	—	—	775	633
Total net assets	$41,906,651	$22,441,044	$19,487,255	$42,066,669	$19,245,288
(1) Investment shares	3,426,545	2,005,455	760,033	1,279,789	1,657,648
(2) Investments, at cost	$44,034,730	$14,810,431	$25,945,281	$35,898,107	$20,931,455

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$53,770,033	$29,201,205	$151,014,970	$27,834,034	$39,637,381
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	59,990	2,384	14,613	161	37,931
Receivable for share redemptions	56,103	24,401	243,339	54,187	49,322
Total assets	53,886,126	29,227,990	151,272,922	27,888,382	39,724,634

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	40,871	21,035	121,888	22,074	33,085
Contract terminations	15,232	3,366	121,451	32,113	16,237
Payable for investments purchased	59,990	2,384	14,613	161	37,931
Total liabilities	116,093	26,785	257,952	54,348	87,253
Net assets applicable to contracts in accumulation period	53,629,436	29,088,590	150,647,274	27,769,810	39,533,896
Net assets applicable to contracts in payment period	140,597	112,615	367,399	64,224	103,030
Net assets applicable to seed money	—	—	297	—	455
Total net assets	$53,770,033	$29,201,205	$151,014,970	$27,834,034	$39,637,381
(1) Investment shares	3,093,788	1,835,399	5,232,674	2,820,064	3,803,971
(2) Investments, at cost	$53,931,296	$28,590,772	$139,968,885	$25,708,243	$43,981,415

December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$10,776,558	$3,586,425	$114,539,342	$234,872,032	$84,592,959
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,776	493	146,178	53,172	56,350
Receivable for share redemptions	23,394	3,790	151,252	418,128	85,785
Total assets	10,804,728	3,590,708	114,836,772	235,343,332	84,735,094

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,576	3,192	94,771	185,931	71,142
Contract terminations	14,818	598	56,481	232,197	14,643
Payable for investments purchased	4,776	493	146,178	53,172	56,350
Total liabilities	28,170	4,283	297,430	471,300	142,135
Net assets applicable to contracts in accumulation period	10,775,124	3,585,773	114,207,681	234,060,239	84,460,388
Net assets applicable to contracts in payment period	1,434	—	330,881	811,422	132,186
Net assets applicable to seed money	—	652	780	371	385
Total net assets	$10,776,558	$3,586,425	$114,539,342	$234,872,032	$84,592,959
(1) Investment shares	953,678	400,718	3,051,941	48,931,673	4,223,313
(2) Investments, at cost	$10,417,661	$3,897,756	$111,088,620	$257,690,391	$92,677,276

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	9

Statements of Assets and Liabilities

December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$70,330,570	$4,552,922	$30,434,688	$26,028,826	$11,343,337
Dividends receivable	—	—	78,510	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,944	155,114	208,522	5,338	4,412
Receivable for share redemptions	73,656	5,371	50,635	18,736	8,145
Total assets	70,411,170	4,713,407	30,772,355	26,052,900	11,355,894

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	57,412	4,120	27,050	18,736	8,145
Contract terminations	16,244	1,251	23,585	—	—
Payable for investments purchased	6,944	155,114	287,032	5,338	4,412
Total liabilities	80,600	160,485	337,667	24,074	12,557
Net assets applicable to contracts in accumulation period	69,852,391	4,552,214	30,422,109	25,973,720	11,262,624
Net assets applicable to contracts in payment period	477,787	—	—	55,106	80,713
Net assets applicable to seed money	392	708	12,579	—	—
Total net assets	$70,330,570	$4,552,922	$30,434,688	$26,028,826	$11,343,337
(1) Investment shares	6,998,067	414,279	2,904,073	778,840	1,264,586
(2) Investments, at cost	$76,567,443	$4,990,044	$31,510,635	$19,547,204	$11,926,040

December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$36,360,511	$11,380,653	$12,411,037	$983,659,658	$609,396,555
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,031	8,352	95	54,665	424,479
Receivable for share redemptions	42,881	8,151	14,414	820,208	522,489
Total assets	36,414,423	11,397,156	12,425,546	984,534,531	610,343,523

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,665	8,151	10,739	813,477	478,507
Contract terminations	12,216	—	3,675	6,731	43,982
Payable for investments purchased	11,031	8,352	95	54,665	424,479
Total liabilities	53,912	16,503	14,509	874,873	946,968
Net assets applicable to contracts in accumulation period	36,359,919	11,223,624	12,410,392	982,151,687	609,396,555
Net assets applicable to contracts in payment period	—	157,029	—	1,507,890	—
Net assets applicable to seed money	592	—	645	81	—
Total net assets	$36,360,511	$11,380,653	$12,411,037	$983,659,658	$609,396,555
(1) Investment shares	2,160,458	787,588	1,995,344	54,315,829	33,612,606
(2) Investments, at cost	$37,175,898	$12,918,557	$14,255,867	$719,639,411	$364,530,043

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$387,056,518	$446,020,617	$92,980,353	$72,134,759	$377,187,591
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	213,918	897	231,263	273,410	336,805
Receivable for share redemptions	721,454	532,631	75,556	58,036	428,224
Total assets	387,991,890	446,554,145	93,287,172	72,466,205	377,952,620

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	340,434	366,409	75,556	57,496	318,926
Contract terminations	381,020	166,222	—	540	109,298
Payable for investments purchased	213,918	897	231,263	273,410	336,805
Total liabilities	935,372	533,528	306,819	331,446	765,029
Net assets applicable to contracts in accumulation period	386,527,263	446,020,617	92,980,113	72,134,439	377,187,440
Net assets applicable to contracts in payment period	529,189	—	—	—	—
Net assets applicable to seed money	66	—	240	320	151
Total net assets	$387,056,518	$446,020,617	$92,980,353	$72,134,759	$377,187,591
(1) Investment shares	28,692,107	33,063,055	9,449,223	7,142,055	33,291,050
(2) Investments, at cost	$343,955,283	$373,027,718	$97,591,153	$75,170,539	$362,049,080

December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$1,166,104,756	$9,161,188,993	$12,547,330,122	$6,252,850,471	$7,036,347,572
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	113,449	2,496,812	1,456,886	332,327	5,183
Receivable for share redemptions	1,088,176	8,608,169	11,375,731	7,574,977	9,362,431
Total assets	1,167,306,381	9,172,293,974	12,560,162,739	6,260,757,775	7,045,715,186

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,011,333	7,691,351	10,778,475	5,326,001	5,648,708
Contract terminations	76,843	916,818	597,256	2,248,976	3,713,723
Payable for investments purchased	113,449	2,496,812	1,456,886	332,327	5,183
Total liabilities	1,201,625	11,104,981	12,832,617	7,907,304	9,367,614
Net assets applicable to contracts in accumulation period	1,165,452,401	9,159,708,409	12,547,155,845	6,248,927,065	7,036,347,572
Net assets applicable to contracts in payment period	652,286	1,480,521	174,256	3,923,362	—
Net assets applicable to seed money	69	63	21	44	—
Total net assets	$1,166,104,756	$9,161,188,993	$12,547,330,122	$6,252,850,471	$7,036,347,572
(1) Investment shares	98,906,256	724,204,663	939,171,416	392,520,431	441,150,318
(2) Investments, at cost	$1,080,125,595	$8,412,112,158	$10,924,095,861	$4,613,304,950	$4,465,953,500

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	11

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,155,125,531	$2,188,002,158	$1,148,665,107	$1,304,636,677	$61,363,084
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	77,316	141,684	263,500	8,147	33,790
Receivable for share redemptions	2,943,287	2,635,562	1,448,850	1,340,447	67,374
Total assets	3,158,146,134	2,190,779,404	1,150,377,457	1,305,985,271	61,464,248

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,640,792	1,728,241	1,006,778	1,074,014	45,443
Contract terminations	302,495	907,321	442,072	266,433	21,931
Payable for investments purchased	77,316	141,684	263,500	8,147	33,790
Total liabilities	3,020,603	2,777,246	1,712,350	1,348,594	101,164
Net assets applicable to contracts in accumulation period	3,153,306,789	2,188,002,158	1,147,653,897	1,304,636,677	60,989,381
Net assets applicable to contracts in payment period	1,818,679	—	1,011,189	—	373,703
Net assets applicable to seed money	63	—	21	—	—
Total net assets	$3,155,125,531	$2,188,002,158	$1,148,665,107	$1,304,636,677	$61,363,084
(1) Investment shares	185,051,351	128,178,217	78,407,175	88,871,708	2,561,064
(2) Investments, at cost	$2,239,608,566	$1,310,407,301	$931,201,560	$931,285,215	$35,509,786

December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$128,176,288	$1,616,519,568	$1,074,952,586	$160,984,074	$227,464,026
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	362,202	2,668,208	917,318	35,859	103,893
Receivable for share redemptions	103,881	1,345,402	907,583	144,035	205,588
Total assets	128,642,371	1,620,533,178	1,076,777,487	161,163,968	227,773,507

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	103,600	1,340,574	898,275	122,124	170,711
Contract terminations	281	4,828	9,308	21,911	34,877
Payable for investments purchased	362,202	2,668,208	917,318	35,859	103,893
Total liabilities	466,083	4,013,610	1,824,901	179,894	309,481
Net assets applicable to contracts in accumulation period	128,139,038	1,616,519,460	1,074,952,456	160,584,117	226,602,703
Net assets applicable to contracts in payment period	36,969	—	—	399,957	861,323
Net assets applicable to seed money	281	108	130	—	—
Total net assets	$128,176,288	$1,616,519,568	$1,074,952,586	$160,984,074	$227,464,026
(1) Investment shares	11,684,256	137,225,770	94,459,805	7,251,535	10,988,600
(2) Investments, at cost	$127,237,314	$1,596,661,682	$1,059,210,694	$198,901,071	$300,396,633

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$22,592,665	$29,639,888	$72,560,660	$8,870,412
Dividends receivable	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	518	5,169	92,267	4
Receivable for share redemptions	16,299	33,245	85,987	24,585
Total assets	22,609,482	29,678,302	72,738,914	8,895,001

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,299	23,208	60,598	7,991
Contract terminations	—	10,037	25,389	16,594
Payable for investments purchased	518	5,169	92,267	4
Total liabilities	16,817	38,414	178,254	24,589
Net assets applicable to contracts in accumulation period	22,063,482	29,530,967	72,456,615	8,869,097
Net assets applicable to contracts in payment period	529,089	108,921	103,325	831
Net assets applicable to seed money	94	—	720	484
Total net assets	$22,592,665	$29,639,888	$72,560,660	$8,870,412
(1) Investment shares	1,226,529	10,256,017	7,727,440	1,294,951
(2) Investments, at cost	$18,042,013	$43,345,637	$71,339,642	$9,878,551

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	13

Statements of Operations

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$136,623	$—	$623,298	$1,289,123	$691,743
Variable account expenses	97,155	71,576	738,631	1,061,995	415,888
Investment income (loss) — net	39,468	(71,576)	(115,333)	227,128	275,855

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,311,457	3,392,401	13,784,742	19,799,982	10,395,014
Cost of investments sold	2,179,202	2,351,160	10,111,669	20,168,501	11,583,602
Net realized gain (loss) on sales of investments	132,255	1,041,241	3,673,073	(368,519)	(1,188,588)
Distributions from capital gains	10,893	—	9,474,722	—	—
Net change in unrealized appreciation or depreciation of investments	(953,986)	(1,714,968)	(18,147,435)	(29,101,392)	(7,429,114)
Net gain (loss) on investments	(810,838)	(673,727)	(4,999,640)	(29,469,911)	(8,617,702)
Net increase (decrease) in net assets resulting from operations	$(771,370)	$(745,303)	$(5,114,973)	$(29,242,783)	$(8,341,847)

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$121,356	$810,076	$34,732	$586,648	$672,041
Variable account expenses	78,126	602,751	296,999	297,226	842,076
Investment income (loss) — net	43,230	207,325	(262,267)	289,422	(170,035)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,919,247	18,832,311	6,049,100	6,881,691	14,961,835
Cost of investments sold	1,530,822	15,659,696	4,239,142	4,366,757	14,934,726
Net realized gain (loss) on sales of investments	388,425	3,172,615	1,809,958	2,514,934	27,109
Distributions from capital gains	627,577	4,239,504	3,100,297	2,304	3,414,155
Net change in unrealized appreciation or depreciation of investments	(2,487,096)	(15,834,263)	(5,069,973)	(6,050,802)	(10,090,429)
Net gain (loss) on investments	(1,471,094)	(8,422,144)	(159,718)	(3,533,564)	(6,649,165)
Net increase (decrease) in net assets resulting from operations	$(1,427,864)	$(8,214,819)	$(421,985)	$(3,244,142)	$(6,819,200)

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$351,579	$—	$—	$—	$—
Variable account expenses	170,810	4,886,711	50,510	1,001,047	3,593,404
Investment income (loss) — net	180,769	(4,886,711)	(50,510)	(1,001,047)	(3,593,404)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,764,270	71,159,460	995,750	20,884,688	50,960,542
Cost of investments sold	2,411,413	50,957,546	1,092,706	16,097,549	23,631,887
Net realized gain (loss) on sales of investments	352,857	20,201,914	(96,956)	4,787,139	27,328,655
Distributions from capital gains	1,819,378	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,994,880)	(47,024,035)	(642,398)	(13,049,083)	(37,572,177)
Net gain (loss) on investments	(822,645)	(26,822,121)	(739,354)	(8,261,944)	(10,243,522)
Net increase (decrease) in net assets resulting from operations	$(641,876)	$(31,708,832)	$(789,864)	$(9,262,991)	$(13,836,926)

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$—	$—	$650,597	$657,278	$3,652,818
Variable account expenses	33,794	4,668,647	149,726	1,399,251	780,446
Investment income (loss) — net	(33,794)	(4,668,647)	500,871	(741,973)	2,872,372

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	995,046	97,836,328	5,894,048	24,431,887	18,026,799
Cost of investments sold	1,027,842	48,417,890	6,112,518	17,611,651	22,790,570
Net realized gain (loss) on sales of investments	(32,796)	49,418,438	(218,470)	6,820,236	(4,763,771)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(259,495)	(75,608,757)	(1,630,051)	(40,515,516)	(3,505,060)
Net gain (loss) on investments	(292,291)	(26,190,319)	(1,848,521)	(33,695,280)	(8,268,831)
Net increase (decrease) in net assets resulting from operations	$(326,085)	$(30,858,966)	$(1,347,650)	$(34,437,253)	$(5,396,459)

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$1,573,186	$12,229,432	$6,706,920	$7,330,727	$—
Variable account expenses	1,072,844	2,086,681	1,273,296	3,058,301	1,146,853
Investment income (loss) — net	500,342	10,142,751	5,433,624	4,272,426	(1,146,853)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,015,910	58,094,401	41,589,716	72,444,143	23,857,413
Cost of investments sold	41,013,457	58,563,011	49,013,326	75,040,964	11,619,838
Net realized gain (loss) on sales of investments	2,453	(468,610)	(7,423,610)	(2,596,821)	12,237,575
Distributions from capital gains	—	—	—	2,398,868	—
Net change in unrealized appreciation or depreciation of investments	(2,454)	(20,120,134)	(4,314,277)	(7,107,449)	(15,881,048)
Net gain (loss) on investments	(1)	(20,588,744)	(11,737,887)	(7,305,402)	(3,643,473)
Net increase (decrease) in net assets resulting from operations	$500,341	$(10,445,993)	$(6,304,263)	$(3,032,976)	$(4,790,326)

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$550,773	$442,526	$—	$—
Variable account expenses	3,274,398	346,893	139,880	791,236	529,294
Investment income (loss) — net	(3,274,398)	203,880	302,646	(791,236)	(529,294)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,313,715	9,862,946	5,895,616	12,975,724	13,281,465
Cost of investments sold	21,335,259	10,133,238	6,182,489	6,262,021	7,318,128
Net realized gain (loss) on sales of investments	13,978,456	(270,292)	(286,873)	6,713,703	5,963,337
Distributions from capital gains	—	—	423,044	—	—
Net change in unrealized appreciation or depreciation of investments	(30,040,945)	(268,708)	(1,432,592)	(9,696,488)	(13,326,242)
Net gain (loss) on investments	(16,062,489)	(539,000)	(1,296,421)	(2,982,785)	(7,362,905)
Net increase (decrease) in net assets resulting from operations	$(19,336,887)	$(335,120)	$(993,775)	$(3,774,021)	$(7,892,199)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	15

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$2,276,760	$—	$—	$1,983,637	$444,275
Variable account expenses	849,990	347,760	373,046	653,454	157,463
Investment income (loss) — net	1,426,770	(347,760)	(373,046)	1,330,183	286,812

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,553,912	9,691,780	7,945,694	18,990,065	4,404,448
Cost of investments sold	12,521,394	6,160,520	4,363,161	19,342,709	8,054,176
Net realized gain (loss) on sales of investments	3,032,518	3,531,260	3,582,533	(352,644)	(3,649,728)
Distributions from capital gains	—	—	—	63,097	—
Net change in unrealized appreciation or depreciation of investments	(19,143,351)	(8,189,570)	(8,438,000)	(681,440)	1,327,500
Net gain (loss) on investments	(16,110,833)	(4,658,310)	(4,855,467)	(970,987)	(2,322,228)
Net increase (decrease) in net assets resulting from operations	$(14,684,063)	$(5,006,070)	$(5,228,513)	$359,196	$(2,035,416)

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq , Cl 3
Investment income
Dividend income	$—	$—	$347,452	$—	$—
Variable account expenses	164,271	763,746	179,560	1,247,107	265,373
Investment income (loss) — net	(164,271)	(763,746)	167,892	(1,247,107)	(265,373)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,361,484	18,200,467	2,916,054	27,893,721	7,776,708
Cost of investments sold	6,644,814	23,800,400	2,799,029	19,278,114	3,774,235
Net realized gain (loss) on sales of investments	(1,283,330)	(5,599,933)	117,025	8,615,607	4,002,473
Distributions from capital gains	—	494,575	57,326	—	—
Net change in unrealized appreciation or depreciation of investments	(61,853)	4,620,813	(3,575,536)	(10,375,809)	(5,813,242)
Net gain (loss) on investments	(1,345,183)	(484,545)	(3,401,185)	(1,760,202)	(1,810,769)
Net increase (decrease) in net assets resulting from operations	$(1,509,454)	$(1,248,291)	$(3,233,293)	$(3,007,309)	$(2,076,142)

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$184,192	$320,977	$5,509,182	$1,952,417
Variable account expenses	331,147	194,746	164,512	1,356,249	4,393,064
Investment income (loss) — net	(331,147)	(10,554)	156,465	4,152,933	(2,440,647)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,183,272	7,236,635	5,588,025	24,862,496	69,269,621
Cost of investments sold	4,274,512	7,324,740	5,921,393	24,868,726	56,388,679
Net realized gain (loss) on sales of investments	1,908,760	(88,105)	(333,368)	(6,230)	12,880,942
Distributions from capital gains	—	—	—	—	40,174,981
Net change in unrealized appreciation or depreciation of investments	(5,693,576)	80,294	(1,568,435)	(5,633,533)	(81,182,817)
Net gain (loss) on investments	(3,784,816)	(7,811)	(1,901,803)	(5,639,763)	(28,126,894)
Net increase (decrease) in net assets resulting from operations	$(4,115,963)	$(18,365)	$(1,745,338)	$(1,486,830)	$(30,567,541)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$107,502	$459,917	$170,078	$4,606,141	$2,318,908
Variable account expenses	350,808	712,554	103,553	1,259,522	778,751
Investment income (loss) — net	(243,306)	(252,637)	66,525	3,346,619	1,540,157

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,125,332	13,668,789	2,329,220	20,592,952	18,754,043
Cost of investments sold	5,068,841	10,284,716	1,954,595	20,761,094	21,238,117
Net realized gain (loss) on sales of investments	2,056,491	3,384,073	374,625	(168,142)	(2,484,074)
Distributions from capital gains	2,541,412	7,564,641	—	233,806	—
Net change in unrealized appreciation or depreciation of investments	(8,127,501)	(22,625,553)	(2,340,541)	(8,293,378)	(5,769,272)
Net gain (loss) on investments	(3,529,598)	(11,676,839)	(1,965,916)	(8,227,714)	(8,253,346)
Net increase (decrease) in net assets resulting from operations	$(3,772,904)	$(11,929,476)	$(1,899,391)	$(4,881,095)	$(6,713,189)

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$2,657,779	$1,151,232	$1,714,370	$127,766	$29,674
Variable account expenses	596,998	1,210,909	1,165,987	54,841	54,203
Investment income (loss) — net	2,060,781	(59,677)	548,383	72,925	(24,529)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,694,809	20,813,301	24,262,587	1,324,475	1,185,325
Cost of investments sold	11,658,190	19,131,044	21,612,686	1,381,311	1,012,882
Net realized gain (loss) on sales of investments	36,619	1,682,257	2,649,901	(56,836)	172,443
Distributions from capital gains	—	19,605,804	15,547,511	—	889,182
Net change in unrealized appreciation or depreciation of investments	(5,084,575)	(38,386,912)	(33,041,542)	(470,223)	(1,539,470)
Net gain (loss) on investments	(5,047,956)	(17,098,851)	(14,844,130)	(527,059)	(477,845)
Net increase (decrease) in net assets resulting from operations	$(2,987,175)	$(17,158,528)	$(14,295,747)	$(454,134)	$(502,374)

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$1,470,498	$—	$547,802	$1,883,285	$—
Variable account expenses	1,071,357	112,183	460,952	1,187,687	389,812
Investment income (loss) — net	399,141	(112,183)	86,850	695,598	(389,812)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,335,555	2,312,566	11,216,654	23,485,470	9,759,119
Cost of investments sold	13,663,301	1,496,539	12,169,780	16,096,143	9,850,732
Net realized gain (loss) on sales of investments	5,672,254	816,027	(953,126)	7,389,327	(91,613)
Distributions from capital gains	17,230,730	841,722	3,798,122	12,953,555	5,626,269
Net change in unrealized appreciation or depreciation of investments	(30,835,130)	(1,957,775)	(6,280,496)	(37,298,458)	(5,208,820)
Net gain (loss) on investments	(7,932,146)	(300,026)	(3,435,500)	(16,955,576)	325,836
Net increase (decrease) in net assets resulting from operations	$(7,533,005)	$(412,209)	$(3,348,650)	$(16,259,978)	$(63,976)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	17

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv(1)	Janus Henderson VIT Enter, Serv
Investment income
Dividend income	$1,157,748	$—	$295,493	$186,813	$17,281
Variable account expenses	610,703	171,904	168,168	130,075	133,891
Investment income (loss) — net	547,045	(171,904)	127,325	56,738	(116,610)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,022,406	3,471,290	3,648,182	1,558,795	1,852,199
Cost of investments sold	13,412,181	2,813,470	4,130,087	1,561,157	1,197,160
Net realized gain (loss) on sales of investments	3,610,225	657,820	(481,905)	(2,362)	655,039
Distributions from capital gains	454,125	2,149,197	645,811	6,501	795,706
Net change in unrealized appreciation or depreciation of investments	(15,554,016)	(3,629,978)	(1,287,276)	(1,282,772)	(1,481,350)
Net gain (loss) on investments	(11,489,666)	(822,961)	(1,123,370)	(1,278,633)	(30,605)
Net increase (decrease) in net assets resulting from operations	$(10,942,621)	$(994,865)	$(996,045)	$(1,221,895)	$(147,215)

(1) For the period April 27, 2018 (commencement of operations) to December 31, 2018.

Year ended December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$1,189,332	$—	$397,553	$168,926	$274,429
Variable account expenses	461,994	216,705	203,196	456,080	210,931
Investment income (loss) — net	727,338	(216,705)	194,357	(287,154)	63,498

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,173,914	4,090,201	3,505,478	9,871,697	3,479,285
Cost of investments sold	14,748,672	2,353,486	3,982,144	7,241,223	3,265,312
Net realized gain (loss) on sales of investments	(574,758)	1,736,715	(476,666)	2,630,474	213,973
Distributions from capital gains	—	1,126,999	—	2,302,273	1,245,439
Net change in unrealized appreciation or depreciation of investments	(1,312,324)	(2,414,613)	(3,423,902)	(6,078,380)	(3,180,057)
Net gain (loss) on investments	(1,887,082)	449,101	(3,900,568)	(1,145,633)	(1,720,645)
Net increase (decrease) in net assets resulting from operations	$(1,159,744)	$232,396	$(3,706,211)	$(1,432,787)	$(1,657,147)

Year ended December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Investment income
Dividend income	$201,021	$—	$1,368,463	$1,038,837	$—
Variable account expenses	545,836	295,764	1,561,105	309,665	374,589
Investment income (loss) — net	(344,815)	(295,764)	(192,642)	729,172	(374,589)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,630,426	5,773,791	35,387,559	9,228,836	7,443,036
Cost of investments sold	11,429,508	4,535,070	32,401,985	7,828,471	6,983,174
Net realized gain (loss) on sales of investments	1,200,918	1,238,721	2,985,574	1,400,365	459,862
Distributions from capital gains	3,552,510	4,901,675	625,614	—	7,921,024
Net change in unrealized appreciation or depreciation of investments	(4,102,684)	(6,261,023)	(3,482,056)	(5,142,330)	(6,097,769)
Net gain (loss) on investments	650,744	(120,627)	129,132	(3,741,965)	2,283,117
Net increase (decrease) in net assets resulting from operations	$305,929	$(416,391)	$(63,510)	$(3,012,793)	$1,908,528

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$20,560	$—	$1,004,029	$12,541,989	$58,708
Variable account expenses	126,646	37,478	1,282,654	2,527,478	994,897
Investment income (loss) — net	(106,086)	(37,478)	(278,625)	10,014,511	(936,189)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,294,818	866,326	18,426,103	64,922,882	16,406,091
Cost of investments sold	2,718,758	867,567	14,611,544	68,364,451	14,181,698
Net realized gain (loss) on sales of investments	576,060	(1,241)	3,814,559	(3,441,569)	2,224,393
Distributions from capital gains	—	111,780	9,364,472	—	12,813,424
Net change in unrealized appreciation or depreciation of investments	(2,855,772)	(374,873)	(32,217,028)	(21,648,334)	(24,848,087)
Net gain (loss) on investments	(2,279,712)	(264,334)	(19,037,997)	(25,089,903)	(9,810,270)
Net increase (decrease) in net assets resulting from operations	$(2,385,798)	$(301,812)	$(19,316,622)	$(15,075,392)	$(10,746,459)

Year ended December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$2,440,293	$76,802	$751,357	$—	$—
Variable account expenses	789,745	52,475	320,897	246,999	120,333
Investment income (loss) — net	1,650,548	24,327	430,460	(246,999)	(120,333)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,875,001	953,265	8,111,984	4,617,156	2,765,087
Cost of investments sold	19,467,579	915,602	8,338,705	2,993,915	2,399,791
Net realized gain (loss) on sales of investments	(592,578)	37,663	(226,721)	1,623,241	365,296
Distributions from capital gains	—	362,889	370,974	3,624,454	598,739
Net change in unrealized appreciation or depreciation of investments	(6,266,031)	(735,509)	(1,089,106)	(5,531,422)	(1,968,882)
Net gain (loss) on investments	(6,858,609)	(334,957)	(944,853)	(283,727)	(1,004,847)
Net increase (decrease) in net assets resulting from operations	$(5,208,061)	$(310,630)	$(514,393)	$(530,726)	$(1,125,180)

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$279,498	$372,956	$—	$—
Variable account expenses	369,614	127,604	118,998	11,042,342	6,769,158
Investment income (loss) — net	(369,614)	151,894	253,958	(11,042,342)	(6,769,158)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,077,254	2,904,509	3,311,141	178,489,246	159,171,080
Cost of investments sold	15,540,901	2,649,130	3,842,659	118,186,053	85,498,976
Net realized gain (loss) on sales of investments	(463,647)	255,379	(531,518)	60,303,193	73,672,104
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,137,568	(3,491,622)	(1,788,890)	(151,749,543)	(130,523,224)
Net gain (loss) on investments	673,921	(3,236,243)	(2,320,408)	(91,446,350)	(56,851,120)
Net increase (decrease) in net assets resulting from operations	$304,307	$(3,084,349)	$(2,066,450)	$(102,488,692)	$(63,620,278)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	19

Statements of Operations

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,423,412	4,902,510	545,574	366,639	3,908,715
Investment income (loss) — net	(4,423,412)	(4,902,510)	(545,574)	(366,639)	(3,908,715)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	114,216,897	139,475,682	1,613,722	1,026,576	107,616,230
Cost of investments sold	98,490,191	113,563,113	1,618,033	1,028,247	101,258,325
Net realized gain (loss) on sales of investments	15,726,706	25,912,569	(4,311)	(1,671)	6,357,905
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27,883,085)	(39,944,286)	(4,916,352)	(3,271,491)	(16,165,653)
Net gain (loss) on investments	(12,156,379)	(14,031,717)	(4,920,663)	(3,273,162)	(9,807,748)
Net increase (decrease) in net assets resulting from operations	$(16,579,791)	$(18,934,227)	$(5,466,237)	$(3,639,801)	$(13,716,463)

Year ended December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	12,822,920	96,429,074	136,112,838	68,605,827	75,766,347
Investment income (loss) — net	(12,822,920)	(96,429,074)	(136,112,838)	(68,605,827)	(75,766,347)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	150,763,660	409,122,965	568,893,872	595,981,358	1,255,237,786
Cost of investments sold	134,229,045	338,954,799	462,079,019	418,544,655	754,352,820
Net realized gain (loss) on sales of investments	16,534,615	70,168,166	106,814,853	177,436,703	500,884,966
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,324,429)	(844,970,202)	(890,110,812)	(548,849,926)	(920,090,314)
Net gain (loss) on investments	(52,789,814)	(774,802,036)	(783,295,959)	(371,413,223)	(419,205,348)
Net increase (decrease) in net assets resulting from operations	$(65,612,734)	$(871,231,110)	$(919,408,797)	$(440,019,050)	$(494,971,695)

Year ended December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	35,345,518	24,140,714	13,045,395	14,441,880	666,029
Investment income (loss) — net	(35,345,518)	(24,140,714)	(13,045,395)	(14,441,880)	(666,029)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	493,475,721	561,774,791	205,616,181	311,451,799	14,141,387
Cost of investments sold	325,017,679	311,028,327	159,747,267	213,781,822	6,892,616
Net realized gain (loss) on sales of investments	168,458,042	250,746,464	45,868,914	97,669,977	7,248,771
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(408,244,969)	(417,336,192)	(95,876,989)	(154,089,666)	(16,698,077)
Net gain (loss) on investments	(239,786,927)	(166,589,728)	(50,008,075)	(56,419,689)	(9,449,306)
Net increase (decrease) in net assets resulting from operations	$(275,132,445)	$(190,730,442)	$(63,053,470)	$(70,861,569)	$(10,115,335)
See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$4,167,525	$252,903
Variable account expenses	1,001,164	12,511,484	8,770,045	1,818,137	2,412,212
Investment income (loss) — net	(1,001,164)	(12,511,484)	(8,770,045)	2,349,388	(2,159,309)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,433,926	15,112,618	15,081,472	33,347,341	46,262,583
Cost of investments sold	12,808,285	13,547,798	13,873,385	33,061,688	49,279,490
Net realized gain (loss) on sales of investments	625,641	1,564,820	1,208,087	285,653	(3,016,907)
Distributions from capital gains	—	—	—	23,303,054	62,992,223
Net change in unrealized appreciation or depreciation of investments	(3,794,063)	(84,377,612)	(41,193,642)	(63,266,053)	(59,641,203)
Net gain (loss) on investments	(3,168,422)	(82,812,792)	(39,985,555)	(39,677,346)	334,113
Net increase (decrease) in net assets resulting from operations	$(4,169,586)	$(95,324,276)	$(48,755,600)	$(37,327,958)	$(1,825,196)

Year ended December 31, 2018 (continued)		WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income		$247,367	$4,163,825	$—	$452,230
Variable account expenses		216,136	335,727	788,588	102,554
Investment income (loss) — net		31,231	3,828,098	(788,588)	349,676

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales		4,482,669	8,003,692	14,393,585	3,664,723
Cost of investments sold		3,216,033	8,542,673	11,559,282	3,830,640
Net realized gain (loss) on sales of investments		1,266,636	(538,981)	2,834,303	(165,917)
Distributions from capital gains		1,618,698	8,590,407	7,662,875	—
Net change in unrealized appreciation or depreciation of investments		(3,755,771)	(18,635,023)	(10,377,764)	(692,940)
Net gain (loss) on investments		(870,437)	(10,583,597)	119,414	(858,857)
Net increase (decrease) in net assets resulting from operations		$(839,206)	$(6,755,499)	$(669,174)	$(509,181)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$39,468	$(71,576)	$(115,333)	$227,128	$275,855
Net realized gain (loss) on sales of investments	132,255	1,041,241	3,673,073	(368,519)	(1,188,588)
Distributions from capital gains	10,893	—	9,474,722	—	—
Net change in unrealized appreciation or depreciation of investments	(953,986)	(1,714,968)	(18,147,435)	(29,101,392)	(7,429,114)
Net increase (decrease) in net assets resulting from operations	(771,370)	(745,303)	(5,114,973)	(29,242,783)	(8,341,847)

Contract transactions
Contract purchase payments	2,502,585	95,933	664,085	1,560,898	1,987,569
Net transfers(1)	(976,505)	(1,238,979)	2,050,566	202,008	(3,798,077)
Transfers for policy loans	926	491	13,937	93,790	5,181
Adjustments to net assets allocated to contracts in payment period	—	(55,514)	34,923	(31,957)	4,127
Contract charges	(3,612)	(5,952)	(58,335)	(139,340)	(16,974)
Contract terminations:
Surrender benefits	(618,492)	(968,650)	(10,080,320)	(15,220,787)	(3,751,050)
Death benefits	(44,039)	(111,362)	(1,135,070)	(1,636,474)	(442,825)
Increase (decrease) from contract transactions	860,863	(2,284,033)	(8,510,214)	(15,171,862)	(6,012,049)
Net assets at beginning of year	8,840,985	8,645,425	87,981,300	136,442,182	46,484,687
Net assets at end of year	$8,930,478	$5,616,089	$74,356,113	$92,027,537	$32,130,791

Accumulation unit activity
Units outstanding at beginning of year	7,130,421	4,682,719	36,558,211	78,290,834	46,826,313
Contract purchase payments	2,088,688	52,265	274,011	1,044,269	2,136,260
Net transfers(1)	(803,069)	(710,438)	887,799	(14,310)	(4,105,419)
Transfers for policy loans	765	268	5,786	50,744	5,068
Contract charges	(3,014)	(3,271)	(23,860)	(79,278)	(18,469)
Contract terminations:
Surrender benefits	(507,629)	(527,128)	(4,117,147)	(9,282,052)	(4,002,165)
Death benefits	(36,111)	(61,716)	(469,041)	(998,201)	(488,677)
Units outstanding at end of year	7,870,051	3,432,699	33,115,759	69,012,006	40,352,911

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$43,230	$207,325	$(262,267)	$289,422	$(170,035)
Net realized gain (loss) on sales of investments	388,425	3,172,615	1,809,958	2,514,934	27,109
Distributions from capital gains	627,577	4,239,504	3,100,297	2,304	3,414,155
Net change in unrealized appreciation or depreciation of investments	(2,487,096)	(15,834,263)	(5,069,973)	(6,050,802)	(10,090,429)
Net increase (decrease) in net assets resulting from operations	(1,427,864)	(8,214,819)	(421,985)	(3,244,142)	(6,819,200)

Contract transactions
Contract purchase payments	88,216	639,277	311,301	299,918	5,346,361
Net transfers(1)	236,913	(4,969,432)	6,468,760	(1,603,727)	(4,004,703)
Transfers for policy loans	13,946	9,834	7,507	15,056	18,432
Adjustments to net assets allocated to contracts in payment period	(3,786)	(15,091)	30,079	(16,826)	(37,006)
Contract charges	(3,164)	(44,005)	(19,981)	(10,039)	(34,014)
Contract terminations:
Surrender benefits	(1,348,136)	(8,066,343)	(3,453,290)	(4,289,779)	(5,970,842)
Death benefits	(152,171)	(634,818)	(402,989)	(397,216)	(1,260,803)
Increase (decrease) from contract transactions	(1,168,182)	(13,080,578)	2,941,387	(6,002,613)	(5,942,575)
Net assets at beginning of year	10,080,509	71,937,429	29,024,018	39,156,021	84,099,017
Net assets at end of year	$7,484,463	$50,642,032	$31,543,420	$29,909,266	$71,337,242

Accumulation unit activity
Units outstanding at beginning of year	5,611,697	29,035,262	11,436,386	11,134,604	62,869,050
Contract purchase payments	49,147	252,128	113,260	85,368	4,082,918
Net transfers(1)	121,275	(2,044,256)	2,307,161	(458,240)	(3,086,837)
Transfers for policy loans	7,718	3,653	2,681	4,224	13,730
Contract charges	(1,787)	(17,956)	(7,264)	(2,885)	(26,094)
Contract terminations:
Surrender benefits	(750,832)	(3,232,569)	(1,245,191)	(1,222,354)	(4,552,008)
Death benefits	(85,980)	(261,845)	(140,925)	(115,472)	(968,508)
Units outstanding at end of year	4,951,238	23,734,417	12,466,108	9,425,245	58,332,251

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$180,769	$(4,886,711)	$(50,510)	$(1,001,047)	$(3,593,404)
Net realized gain (loss) on sales of investments	352,857	20,201,914	(96,956)	4,787,139	27,328,655
Distributions from capital gains	1,819,378	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,994,880)	(47,024,035)	(642,398)	(13,049,083)	(37,572,177)
Net increase (decrease) in net assets resulting from operations	(641,876)	(31,708,832)	(789,864)	(9,262,991)	(13,836,926)

Contract transactions
Contract purchase payments	184,017	30,747,478	580,752	6,073,337	2,722,590
Net transfers(1)	272,908	(8,630,637)	596,853	(7,109,064)	(3,467,655)
Transfers for policy loans	36,006	27,689	(373)	15,988	164,117
Adjustments to net assets allocated to contracts in payment period	(6,705)	(257,107)	—	71,633	(602,706)
Contract charges	(15,306)	(247,218)	(1,160)	(48,185)	(424,744)
Contract terminations:
Surrender benefits	(2,014,726)	(44,012,989)	(241,257)	(8,265,227)	(36,394,819)
Death benefits	(229,447)	(6,325,831)	(65,250)	(782,606)	(5,148,198)
Increase (decrease) from contract transactions	(1,773,253)	(28,698,615)	869,565	(10,044,124)	(43,151,415)
Net assets at beginning of year	20,773,892	485,154,312	4,411,701	102,614,090	369,907,859
Net assets at end of year	$18,358,763	$424,746,865	$4,491,402	$83,306,975	$312,919,518

Accumulation unit activity
Units outstanding at beginning of year	11,496,101	221,556,338	7,268,241	57,726,653	166,607,023
Contract purchase payments	99,587	14,973,657	980,116	3,451,224	1,198,025
Net transfers(1)	147,787	(4,066,741)	982,933	(4,003,888)	(1,571,105)
Transfers for policy loans	19,846	4,451	(627)	9,302	57,156
Contract charges	(8,429)	(113,576)	(1,995)	(27,263)	(196,085)
Contract terminations:
Surrender benefits	(1,102,198)	(20,436,567)	(406,389)	(4,614,973)	(16,366,773)
Death benefits	(127,977)	(2,888,543)	(112,727)	(446,869)	(2,369,660)
Units outstanding at end of year	10,524,717	209,029,019	8,709,552	52,094,186	147,358,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(33,794)	$(4,668,647)	$500,871	$(741,973)	$2,872,372
Net realized gain (loss) on sales of investments	(32,796)	49,418,438	(218,470)	6,820,236	(4,763,771)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(259,495)	(75,608,757)	(1,630,051)	(40,515,516)	(3,505,060)
Net increase (decrease) in net assets resulting from operations	(326,085)	(30,858,966)	(1,347,650)	(34,437,253)	(5,396,459)

Contract transactions
Contract purchase payments	287,672	4,818,130	1,002,605	1,823,092	597,770
Net transfers(1)	(211,408)	(24,546,173)	124,720	1,200,235	(3,356,798)
Transfers for policy loans	(1,094)	220,395	(2,147)	85,493	13,040
Adjustments to net assets allocated to contracts in payment period	—	(332,962)	(8,520)	(71,489)	(37,527)
Contract charges	(1,132)	(390,875)	(5,830)	(139,460)	(122,579)
Contract terminations:
Surrender benefits	(244,269)	(62,973,255)	(1,198,472)	(17,777,261)	(10,834,515)
Death benefits	(24,988)	(7,701,013)	(316,810)	(1,264,906)	(1,502,247)
Increase (decrease) from contract transactions	(195,219)	(90,905,753)	(404,454)	(16,144,296)	(15,242,856)
Net assets at beginning of year	3,510,772	552,054,530	14,749,666	164,138,914	93,742,694
Net assets at end of year	$2,989,468	$430,289,811	$12,997,562	$113,557,365	$73,103,379

Accumulation unit activity
Units outstanding at beginning of year	3,975,414	206,320,105	13,654,610	60,139,023	59,884,106
Contract purchase payments	334,270	1,888,135	969,495	749,547	410,842
Net transfers(1)	(246,917)	(9,075,266)	(11,520)	174,671	(2,308,002)
Transfers for policy loans	(1,265)	76,019	(2,021)	37,919	8,150
Contract charges	(1,325)	(151,410)	(5,689)	(52,929)	(82,597)
Contract terminations:
Surrender benefits	(281,937)	(23,940,199)	(1,163,737)	(7,041,875)	(7,174,337)
Death benefits	(28,861)	(2,911,408)	(313,494)	(523,067)	(987,201)
Units outstanding at end of year	3,749,379	172,205,976	13,127,644	53,483,289	49,750,961

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$500,342	$10,142,751	$5,433,624	$4,272,426	$(1,146,853)
Net realized gain (loss) on sales of investments	2,453	(468,610)	(7,423,610)	(2,596,821)	12,237,575
Distributions from capital gains	—	—	—	2,398,868	—
Net change in unrealized appreciation or depreciation of investments	(2,454)	(20,120,134)	(4,314,277)	(7,107,449)	(15,881,048)
Net increase (decrease) in net assets resulting from operations	500,341	(10,445,993)	(6,304,263)	(3,032,976)	(4,790,326)

Contract transactions
Contract purchase payments	5,177,372	1,291,628	842,333	2,414,896	1,198,279
Net transfers(1)	18,166,711	(21,189,629)	(17,703,851)	(14,099,702)	(1,550,177)
Transfers for policy loans	175,863	33,221	12,077	75,812	50,002
Adjustments to net assets allocated to contracts in payment period	68,727	(168,727)	(15,588)	(188,074)	(59,262)
Contract charges	(110,044)	(142,128)	(184,737)	(422,247)	(108,991)
Contract terminations:
Surrender benefits	(25,206,031)	(29,834,482)	(18,480,744)	(44,396,229)	(15,591,551)
Death benefits	(1,997,468)	(3,721,877)	(2,705,986)	(6,821,889)	(1,925,408)
Increase (decrease) from contract transactions	(3,724,870)	(53,731,994)	(38,236,496)	(63,437,433)	(17,987,108)
Net assets at beginning of year	120,109,311	253,612,157	160,427,858	364,529,482	135,480,085
Net assets at end of year	$116,884,782	$189,434,170	$115,887,099	$298,059,073	$112,702,651

Accumulation unit activity
Units outstanding at beginning of year	109,560,330	100,651,080	76,234,898	203,733,509	84,181,692
Contract purchase payments	4,800,726	535,301	411,326	1,416,758	667,243
Net transfers(1)	16,604,006	(8,798,518)	(8,594,764)	(8,068,659)	(1,357,355)
Transfers for policy loans	157,072	12,670	5,937	42,953	29,385
Contract charges	(100,170)	(57,536)	(88,826)	(244,443)	(63,476)
Contract terminations:
Surrender benefits	(23,192,206)	(12,102,736)	(8,907,990)	(25,525,712)	(8,942,018)
Death benefits	(1,850,716)	(1,511,240)	(1,332,168)	(3,884,333)	(1,180,085)
Units outstanding at end of year	105,979,042	78,729,021	57,728,413	167,470,073	73,335,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(3,274,398)	$203,880	$302,646	$(791,236)	$(529,294)
Net realized gain (loss) on sales of investments	13,978,456	(270,292)	(286,873)	6,713,703	5,963,337
Distributions from capital gains	—	—	423,044	—	—
Net change in unrealized appreciation or depreciation of investments	(30,040,945)	(268,708)	(1,432,592)	(9,696,488)	(13,326,242)
Net increase (decrease) in net assets resulting from operations	(19,336,887)	(335,120)	(993,775)	(3,774,021)	(7,892,199)

Contract transactions
Contract purchase payments	28,794,710	2,638,659	1,369,865	660,827	524,211
Net transfers(1)	15,226,144	7,393,796	(2,305,399)	(389,730)	(2,974,560)
Transfers for policy loans	4,917	(7,378)	(5,251)	31,816	14,512
Adjustments to net assets allocated to contracts in payment period	18,869	—	25,715	(193,857)	(103,468)
Contract charges	(158,158)	(13,015)	(4,548)	(58,916)	(41,573)
Contract terminations:
Surrender benefits	(24,838,812)	(3,574,012)	(1,537,717)	(8,494,848)	(8,296,986)
Death benefits	(3,630,663)	(571,704)	(142,793)	(1,023,047)	(950,212)
Increase (decrease) from contract transactions	15,417,007	5,866,346	(2,600,128)	(9,467,755)	(11,828,076)
Net assets at beginning of year	313,621,969	32,255,905	15,179,713	80,800,564	66,373,487
Net assets at end of year	$309,702,089	$37,787,131	$11,585,810	$67,558,788	$46,653,212

Accumulation unit activity
Units outstanding at beginning of year	142,085,890	30,588,058	13,755,652	35,761,919	27,611,228
Contract purchase payments	12,798,525	2,476,804	1,308,007	283,088	225,860
Net transfers(1)	6,912,210	7,024,745	(2,255,522)	(178,330)	(1,283,302)
Transfers for policy loans	1,938	(7,696)	(5,223)	14,339	5,878
Contract charges	(69,616)	(12,657)	(4,476)	(24,730)	(17,773)
Contract terminations:
Surrender benefits	(10,995,239)	(3,452,696)	(1,491,064)	(3,585,468)	(3,515,863)
Death benefits	(1,599,645)	(540,508)	(138,690)	(427,473)	(397,767)
Units outstanding at end of year	149,134,063	36,076,050	11,168,684	31,843,345	22,628,261

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$1,426,770	$(347,760)	$(373,046)	$1,330,183	$286,812
Net realized gain (loss) on sales of investments	3,032,518	3,531,260	3,582,533	(352,644)	(3,649,728)
Distributions from capital gains	—	—	—	63,097	—
Net change in unrealized appreciation or depreciation of investments	(19,143,351)	(8,189,570)	(8,438,000)	(681,440)	1,327,500
Net increase (decrease) in net assets resulting from operations	(14,684,063)	(5,006,070)	(5,228,513)	359,196	(2,035,416)

Contract transactions
Contract purchase payments	1,021,450	325,281	389,323	890,265	410,387
Net transfers(1)	(2,933,520)	3,436,083	(999,242)	(3,995,417)	(860,283)
Transfers for policy loans	53,962	12,204	19,645	29,181	7,180
Adjustments to net assets allocated to contracts in payment period	(96,118)	(10,073)	(14,059)	(36,969)	(4,884)
Contract charges	(56,822)	(23,349)	(31,716)	(57,714)	(11,408)
Contract terminations:
Surrender benefits	(10,365,730)	(5,504,686)	(4,823,983)	(11,152,756)	(2,297,751)
Death benefits	(1,009,546)	(549,472)	(766,529)	(1,515,162)	(293,209)
Increase (decrease) from contract transactions	(13,386,324)	(2,314,012)	(6,226,561)	(15,838,572)	(3,049,968)
Net assets at beginning of year	94,655,203	39,807,436	45,595,178	81,742,281	18,740,981
Net assets at end of year	$66,584,816	$32,487,354	$34,140,104	$66,262,905	$13,655,597

Accumulation unit activity
Units outstanding at beginning of year	59,162,029	15,241,793	14,553,796	59,587,578	35,795,171
Contract purchase payments	662,990	128,354	131,986	683,518	791,522
Net transfers(1)	(1,996,197)	1,360,987	(322,275)	(2,997,092)	(1,758,246)
Transfers for policy loans	33,291	4,596	6,127	22,031	13,703
Contract charges	(37,652)	(9,094)	(9,952)	(42,100)	(22,232)
Contract terminations:
Surrender benefits	(6,894,939)	(2,119,473)	(1,563,785)	(8,255,251)	(4,470,816)
Death benefits	(661,306)	(218,755)	(233,343)	(1,133,476)	(571,417)
Units outstanding at end of year	50,268,216	14,388,408	12,562,554	47,865,208	29,777,685

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(164,271)	$(763,746)	$167,892	$(1,247,107)	$(265,373)
Net realized gain (loss) on sales of investments	(1,283,330)	(5,599,933)	117,025	8,615,607	4,002,473
Distributions from capital gains	—	494,575	57,326	—	—
Net change in unrealized appreciation or depreciation of investments	(61,853)	4,620,813	(3,575,536)	(10,375,809)	(5,813,242)
Net increase (decrease) in net assets resulting from operations	(1,509,454)	(1,248,291)	(3,233,293)	(3,007,309)	(2,076,142)

Contract transactions
Contract purchase payments	458,821	407,745	2,936,116	1,229,922	178,305
Net transfers(1)	(2,179,563)	2,314,670	1,707,016	(3,519,487)	(3,257,054)
Transfers for policy loans	1,849	16,019	(6)	34,713	6,333
Adjustments to net assets allocated to contracts in payment period	(5,852)	(30,256)	78,594	(23,737)	(4,024)
Contract charges	(8,238)	(214,090)	(5,361)	(127,011)	(62,532)
Contract terminations:
Surrender benefits	(1,788,818)	(11,734,173)	(780,107)	(18,697,934)	(3,518,094)
Death benefits	(152,406)	(1,758,691)	(91,013)	(1,264,037)	(309,604)
Increase (decrease) from contract transactions	(3,674,207)	(10,998,776)	3,845,239	(22,367,571)	(6,966,670)
Net assets at beginning of year	19,312,378	90,400,372	15,772,346	142,510,352	32,188,663
Net assets at end of year	$14,128,717	$78,153,305	$16,384,292	$117,135,472	$23,145,851

Accumulation unit activity
Units outstanding at beginning of year	19,589,698	60,599,398	12,628,506	101,978,451	17,028,591
Contract purchase payments	492,098	278,093	2,431,047	849,319	92,607
Net transfers(1)	(2,329,000)	1,545,327	1,464,734	(2,391,572)	(1,650,438)
Transfers for policy loans	1,967	10,879	(9)	25,241	3,249
Contract charges	(8,820)	(144,502)	(4,538)	(87,689)	(32,444)
Contract terminations:
Surrender benefits	(1,899,835)	(7,943,050)	(662,273)	(12,844,357)	(1,823,234)
Death benefits	(164,604)	(1,204,754)	(79,196)	(878,892)	(164,654)
Units outstanding at end of year	15,681,504	53,141,391	15,778,271	86,650,501	13,453,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(331,147)	$(10,554)	$156,465	$4,152,933	$(2,440,647)
Net realized gain (loss) on sales of investments	1,908,760	(88,105)	(333,368)	(6,230)	12,880,942
Distributions from capital gains	—	—	—	—	40,174,981
Net change in unrealized appreciation or depreciation of investments	(5,693,576)	80,294	(1,568,435)	(5,633,533)	(81,182,817)
Net increase (decrease) in net assets resulting from operations	(4,115,963)	(18,365)	(1,745,338)	(1,486,830)	(30,567,541)

Contract transactions
Contract purchase payments	529,350	3,045,133	426,123	1,378,700	23,893,536
Net transfers(1)	5,125,627	3,611,726	(2,075,600)	15,152,811	(12,676,672)
Transfers for policy loans	(5,183)	(1)	(7,683)	20,159	81,624
Adjustments to net assets allocated to contracts in payment period	131,985	—	(1,702)	(88,079)	(63,047)
Contract charges	(22,972)	(5,611)	(7,127)	(112,551)	(233,494)
Contract terminations:
Surrender benefits	(4,312,935)	(2,143,797)	(1,876,688)	(18,554,984)	(47,377,106)
Death benefits	(282,542)	(972,090)	(236,475)	(2,337,609)	(5,295,512)
Increase (decrease) from contract transactions	1,163,330	3,535,360	(3,779,152)	(4,541,553)	(41,670,671)
Net assets at beginning of year	35,853,383	19,335,715	18,872,333	148,477,445	461,168,732
Net assets at end of year	$32,900,750	$22,852,710	$13,347,843	$142,449,062	$388,930,520

Accumulation unit activity
Units outstanding at beginning of year	12,501,643	19,667,547	18,141,036	106,635,243	208,758,810
Contract purchase payments	186,235	3,137,187	430,151	984,062	10,565,637
Net transfers(1)	1,785,981	3,698,497	(2,119,787)	10,652,738	(5,659,368)
Transfers for policy loans	(1,539)	(1)	(8,022)	14,525	35,973
Contract charges	(7,983)	(5,817)	(7,267)	(79,735)	(102,910)
Contract terminations:
Surrender benefits	(1,510,790)	(2,201,827)	(1,888,287)	(13,125,320)	(20,694,008)
Death benefits	(98,009)	(1,009,022)	(245,365)	(1,673,276)	(2,348,704)
Units outstanding at end of year	12,855,538	23,286,564	14,302,459	103,408,237	190,555,430

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(243,306)	$(252,637)	$66,525	$3,346,619	$1,540,157
Net realized gain (loss) on sales of investments	2,056,491	3,384,073	374,625	(168,142)	(2,484,074)
Distributions from capital gains	2,541,412	7,564,641	—	233,806	—
Net change in unrealized appreciation or depreciation of investments	(8,127,501)	(22,625,553)	(2,340,541)	(8,293,378)	(5,769,272)
Net increase (decrease) in net assets resulting from operations	(3,772,904)	(11,929,476)	(1,899,391)	(4,881,095)	(6,713,189)

Contract transactions
Contract purchase payments	332,395	498,294	119,796	10,402,992	1,033,855
Net transfers(1)	(1,643,094)	(2,809,134)	(651,619)	16,390,867	(5,618,609)
Transfers for policy loans	9,330	43,820	22,306	(55,049)	44,675
Adjustments to net assets allocated to contracts in payment period	135,106	(36,513)	20,591	(68,784)	(34,786)
Contract charges	(15,174)	(27,539)	(4,145)	(46,772)	(67,658)
Contract terminations:
Surrender benefits	(4,644,024)	(9,280,147)	(1,149,843)	(12,354,030)	(11,378,350)
Death benefits	(575,017)	(933,597)	(247,062)	(1,503,872)	(1,264,755)
Increase (decrease) from contract transactions	(6,400,478)	(12,544,816)	(1,889,976)	12,765,352	(17,285,628)
Net assets at beginning of year	45,470,350	91,327,600	13,657,148	117,160,478	100,096,194
Net assets at end of year	$35,296,968	$66,853,308	$9,867,781	$125,044,735	$76,097,377

Accumulation unit activity
Units outstanding at beginning of year	19,470,950	12,686,187	7,740,537	104,864,630	44,547,273
Contract purchase payments	142,252	68,894	69,976	9,505,627	503,580
Net transfers(1)	(698,977)	(394,006)	(399,955)	14,808,279	(2,806,251)
Transfers for policy loans	3,528	5,804	12,820	(50,281)	19,482
Contract charges	(6,480)	(3,840)	(2,438)	(42,734)	(29,301)
Contract terminations:
Surrender benefits	(1,971,607)	(1,277,816)	(672,710)	(11,217,589)	(5,352,282)
Death benefits	(250,011)	(129,855)	(147,170)	(1,375,518)	(626,652)
Units outstanding at end of year	16,689,655	10,955,368	6,601,060	116,492,414	36,255,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$2,060,781	$(59,677)	$548,383	$72,925	$(24,529)
Net realized gain (loss) on sales of investments	36,619	1,682,257	2,649,901	(56,836)	172,443
Distributions from capital gains	—	19,605,804	15,547,511	—	889,182
Net change in unrealized appreciation or depreciation of investments	(5,084,575)	(38,386,912)	(33,041,542)	(470,223)	(1,539,470)
Net increase (decrease) in net assets resulting from operations	(2,987,175)	(17,158,528)	(14,295,747)	(454,134)	(502,374)

Contract transactions
Contract purchase payments	3,503,631	4,658,504	1,006,390	644,266	46,145
Net transfers(1)	(1,370,574)	(2,242,212)	(5,453,222)	491,065	(108,763)
Transfers for policy loans	6,308	33,006	19,387	—	53
Adjustments to net assets allocated to contracts in payment period	29,174	(20,269)	(88,381)	(290)	(4,975)
Contract charges	(22,667)	(69,644)	(135,798)	(2,409)	(2,338)
Contract terminations:
Surrender benefits	(4,065,860)	(14,463,635)	(16,539,207)	(453,687)	(744,518)
Death benefits	(1,013,721)	(1,312,847)	(1,686,527)	(53,919)	(86,386)
Increase (decrease) from contract transactions	(2,933,709)	(13,417,097)	(22,877,358)	625,026	(900,782)
Net assets at beginning of year	58,671,320	138,461,234	149,798,110	5,223,431	6,730,366
Net assets at end of year	$52,750,436	$107,885,609	$112,625,005	$5,394,323	$5,327,210

Accumulation unit activity
Units outstanding at beginning of year	46,996,119	38,047,423	30,996,102	5,549,198	1,844,028
Contract purchase payments	2,818,586	1,490,687	215,628	710,584	12,002
Net transfers(1)	(1,111,732)	(703,652)	(1,166,227)	533,734	(32,346)
Transfers for policy loans	4,956	7,929	3,684	—	47
Contract charges	(18,326)	(18,537)	(28,288)	(2,672)	(617)
Contract terminations:
Surrender benefits	(3,251,764)	(3,956,892)	(3,429,773)	(497,933)	(191,482)
Death benefits	(818,077)	(400,926)	(353,799)	(59,983)	(21,855)
Units outstanding at end of year	44,619,762	34,466,032	26,237,327	6,232,928	1,609,777

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$399,141	$(112,183)	$86,850	$695,598	$(389,812)
Net realized gain (loss) on sales of investments	5,672,254	816,027	(953,126)	7,389,327	(91,613)
Distributions from capital gains	17,230,730	841,722	3,798,122	12,953,555	5,626,269
Net change in unrealized appreciation or depreciation of investments	(30,835,130)	(1,957,775)	(6,280,496)	(37,298,458)	(5,208,820)
Net increase (decrease) in net assets resulting from operations	(7,533,005)	(412,209)	(3,348,650)	(16,259,978)	(63,976)

Contract transactions
Contract purchase payments	723,459	133,503	1,356,205	954,517	617,637
Net transfers(1)	2,663,357	(13,924)	(3,229,164)	(3,112,428)	544,545
Transfers for policy loans	41,117	15,562	(3,636)	1,022	3,046
Adjustments to net assets allocated to contracts in payment period	98,315	(2,084)	53,564	(4,293)	1,530
Contract charges	(182,718)	(6,505)	(16,615)	(263,690)	(28,709)
Contract terminations:
Surrender benefits	(14,319,181)	(1,451,447)	(3,406,272)	(16,027,328)	(5,716,159)
Death benefits	(1,362,875)	(217,401)	(532,029)	(1,547,213)	(574,622)
Increase (decrease) from contract transactions	(12,338,526)	(1,542,296)	(5,777,947)	(19,999,413)	(5,152,732)
Net assets at beginning of year	125,063,682	13,290,794	46,894,713	144,815,431	44,570,241
Net assets at end of year	$105,192,151	$11,336,289	$37,768,116	$108,556,040	$39,353,533

Accumulation unit activity
Units outstanding at beginning of year	52,854,080	6,861,215	39,964,187	58,648,885	20,031,914
Contract purchase payments	293,633	64,884	1,194,402	395,837	269,225
Net transfers(1)	1,091,905	(10,223)	(2,875,833)	(1,269,746)	167,153
Transfers for policy loans	15,881	7,737	(3,026)	1,231	871
Contract charges	(73,669)	(3,133)	(14,771)	(103,449)	(12,474)
Contract terminations:
Surrender benefits	(5,838,988)	(696,171)	(2,998,119)	(6,449,786)	(2,468,017)
Death benefits	(563,727)	(103,064)	(474,549)	(638,680)	(253,922)
Units outstanding at end of year	47,779,115	6,121,245	34,792,291	50,584,292	17,734,750

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv(2)	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$547,045	$(171,904)	$127,325	$56,738	$(116,610)
Net realized gain (loss) on sales of investments	3,610,225	657,820	(481,905)	(2,362)	655,039
Distributions from capital gains	454,125	2,149,197	645,811	6,501	795,706
Net change in unrealized appreciation or depreciation of investments	(15,554,016)	(3,629,978)	(1,287,276)	(1,282,772)	(1,481,350)
Net increase (decrease) in net assets resulting from operations	(10,942,621)	(994,865)	(996,045)	(1,221,895)	(147,215)

Contract transactions
Contract purchase payments	744,330	191,844	636,696	4,945,480	128,174
Net transfers(1)	(4,833,113)	(565,395)	722,021	28,939,064	(246,907)
Transfers for policy loans	23,874	(9,432)	84	(1,382)	3,008
Adjustments to net assets allocated to contracts in payment period	(18,074)	(9,721)	22,022	36,980	42,054
Contract charges	(58,663)	(10,804)	(7,051)	(3,390)	(6,752)
Contract terminations:
Surrender benefits	(9,200,195)	(2,250,797)	(1,198,416)	(638,782)	(903,933)
Death benefits	(674,804)	(144,991)	(705,444)	(216,646)	(86,910)
Increase (decrease) from contract transactions	(14,016,645)	(2,799,296)	(530,088)	33,061,324	(1,071,266)
Net assets at beginning of year	78,374,455	20,625,675	16,129,959	—	15,839,208
Net assets at end of year	$53,415,189	$16,831,514	$14,603,826	$31,839,429	$14,620,727

Accumulation unit activity
Units outstanding at beginning of year	41,419,793	11,854,605	13,784,737	—	9,251,113
Contract purchase payments	421,372	106,268	548,853	4,818,589	70,171
Net transfers(1)	(2,739,368)	(321,221)	609,130	28,144,705	(132,133)
Transfers for policy loans	12,977	(4,594)	(140)	(1,369)	1,334
Contract charges	(33,114)	(5,910)	(6,026)	(3,305)	(3,663)
Contract terminations:
Surrender benefits	(5,131,074)	(1,219,033)	(1,016,653)	(615,818)	(492,999)
Death benefits	(364,325)	(78,506)	(609,661)	(219,976)	(48,057)
Units outstanding at end of year	33,586,261	10,331,609	13,310,240	32,122,826	8,645,766

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$727,338	$(216,705)	$194,357	$(287,154)	$63,498
Net realized gain (loss) on sales of investments	(574,758)	1,736,715	(476,666)	2,630,474	213,973
Distributions from capital gains	—	1,126,999	—	2,302,273	1,245,439
Net change in unrealized appreciation or depreciation of investments	(1,312,324)	(2,414,613)	(3,423,902)	(6,078,380)	(3,180,057)
Net increase (decrease) in net assets resulting from operations	(1,159,744)	232,396	(3,706,211)	(1,432,787)	(1,657,147)

Contract transactions
Contract purchase payments	3,207,835	215,026	222,404	1,916,191	4,746,471
Net transfers(1)	(5,792,966)	742,064	(720,513)	(360,047)	1,333,038
Transfers for policy loans	3,631	381	32,499	8,039	(4,207)
Adjustments to net assets allocated to contracts in payment period	(14,073)	19,771	(4,720)	(2,971)	—
Contract charges	(13,991)	(11,383)	(13,413)	(64,214)	(6,798)
Contract terminations:
Surrender benefits	(4,190,582)	(2,561,955)	(2,265,015)	(5,632,991)	(1,083,172)
Death benefits	(468,293)	(425,285)	(180,330)	(331,242)	(987,798)
Increase (decrease) from contract transactions	(7,268,439)	(2,021,381)	(2,929,088)	(4,467,235)	3,997,534
Net assets at beginning of year	50,334,834	24,230,029	26,122,554	47,966,691	16,904,901
Net assets at end of year	$41,906,651	$22,441,044	$19,487,255	$42,066,669	$19,245,288

Accumulation unit activity
Units outstanding at beginning of year	48,174,456	16,361,582	17,974,049	24,073,697	12,336,946
Contract purchase payments	3,152,018	133,476	155,867	937,741	3,488,563
Net transfers(1)	(5,684,858)	428,397	(507,953)	(170,205)	929,567
Transfers for policy loans	3,487	(1,092)	22,729	4,120	(2,953)
Contract charges	(13,768)	(6,742)	(9,318)	(30,649)	(5,024)
Contract terminations:
Surrender benefits	(4,093,522)	(1,571,219)	(1,591,276)	(2,675,071)	(794,701)
Death benefits	(460,459)	(274,360)	(128,702)	(163,440)	(730,115)
Units outstanding at end of year	41,077,354	15,070,042	15,915,396	21,976,193	15,222,283

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(344,815)	$(295,764)	$(192,642)	$729,172	$(374,589)
Net realized gain (loss) on sales of investments	1,200,918	1,238,721	2,985,574	1,400,365	459,862
Distributions from capital gains	3,552,510	4,901,675	625,614	—	7,921,024
Net change in unrealized appreciation or depreciation of investments	(4,102,684)	(6,261,023)	(3,482,056)	(5,142,330)	(6,097,769)
Net increase (decrease) in net assets resulting from operations	305,929	(416,391)	(63,510)	(3,012,793)	1,908,528

Contract transactions
Contract purchase payments	453,950	226,579	3,603,671	379,520	3,334,313
Net transfers(1)	(2,105,691)	(285,680)	(11,710,961)	(4,165,709)	7,834,874
Transfers for policy loans	286	6,282	13,784	8,221	5,338
Adjustments to net assets allocated to contracts in payment period	(24,394)	38,587	(43,616)	(4,749)	(25,714)
Contract charges	(36,893)	(23,866)	(97,626)	(26,861)	(18,836)
Contract terminations:
Surrender benefits	(7,451,976)	(4,021,204)	(18,424,243)	(4,024,813)	(3,366,034)
Death benefits	(545,308)	(413,481)	(2,405,980)	(423,005)	(437,630)
Increase (decrease) from contract transactions	(9,710,026)	(4,472,783)	(29,064,971)	(8,257,396)	7,326,311
Net assets at beginning of year	63,174,130	34,090,379	180,143,451	39,104,223	30,402,542
Net assets at end of year	$53,770,033	$29,201,205	$151,014,970	$27,834,034	$39,637,381

Accumulation unit activity
Units outstanding at beginning of year	48,412,573	14,310,039	61,196,365	25,819,863	14,475,068
Contract purchase payments	331,606	87,710	1,246,286	256,036	1,372,785
Net transfers(1)	(1,549,629)	(120,638)	(4,111,329)	(2,852,185)	3,005,142
Transfers for policy loans	331	2,796	3,695	5,749	2,304
Contract charges	(26,936)	(9,173)	(32,211)	(18,235)	(7,693)
Contract terminations:
Surrender benefits	(5,427,308)	(1,549,580)	(6,133,261)	(2,718,927)	(1,369,882)
Death benefits	(401,656)	(161,528)	(852,630)	(292,194)	(193,355)
Units outstanding at end of year	41,338,981	12,559,626	51,316,915	20,200,107	17,284,369

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(106,086)	$(37,478)	$(278,625)	$10,014,511	$(936,189)
Net realized gain (loss) on sales of investments	576,060	(1,241)	3,814,559	(3,441,569)	2,224,393
Distributions from capital gains	—	111,780	9,364,472	—	12,813,424
Net change in unrealized appreciation or depreciation of investments	(2,855,772)	(374,873)	(32,217,028)	(21,648,334)	(24,848,087)
Net increase (decrease) in net assets resulting from operations	(2,385,798)	(301,812)	(19,316,622)	(15,075,392)	(10,746,459)

Contract transactions
Contract purchase payments	139,353	485,339	7,564,474	3,587,534	4,827,014
Net transfers(1)	(493,473)	310,994	9,145,388	(18,402,274)	(429,765)
Transfers for policy loans	3,568	170	(8,486)	53,754	9,190
Adjustments to net assets allocated to contracts in payment period	(140)	—	89,497	(165,494)	29,852
Contract charges	(16,802)	(1,198)	(63,745)	(288,312)	(51,729)
Contract terminations:
Surrender benefits	(1,486,435)	(162,059)	(12,160,197)	(36,941,514)	(9,801,108)
Death benefits	(134,144)	(26,038)	(1,405,642)	(4,417,422)	(1,000,141)
Increase (decrease) from contract transactions	(1,988,073)	607,208	3,161,289	(56,573,728)	(6,416,687)
Net assets at beginning of year	15,150,429	3,281,029	130,694,675	306,521,152	101,756,105
Net assets at end of year	$10,776,558	$3,586,425	$114,539,342	$234,872,032	$84,592,959

Accumulation unit activity
Units outstanding at beginning of year	11,254,123	3,417,100	51,073,102	184,653,343	37,837,302
Contract purchase payments	105,984	515,826	3,050,623	2,293,776	1,728,209
Net transfers(1)	(386,632)	311,713	3,705,166	(11,478,679)	(177,270)
Transfers for policy loans	2,679	180	(4,337)	33,396	3,042
Contract charges	(12,689)	(1,278)	(24,610)	(177,671)	(17,851)
Contract terminations:
Surrender benefits	(1,143,725)	(171,567)	(4,754,330)	(22,782,958)	(3,473,941)
Death benefits	(107,788)	(26,971)	(540,842)	(2,771,087)	(381,202)
Units outstanding at end of year	9,711,952	4,045,003	52,504,772	149,770,120	35,518,289

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$1,650,548	$24,327	$430,460	$(246,999)	$(120,333)
Net realized gain (loss) on sales of investments	(592,578)	37,663	(226,721)	1,623,241	365,296
Distributions from capital gains	—	362,889	370,974	3,624,454	598,739
Net change in unrealized appreciation or depreciation of investments	(6,266,031)	(735,509)	(1,089,106)	(5,531,422)	(1,968,882)
Net increase (decrease) in net assets resulting from operations	(5,208,061)	(310,630)	(514,393)	(530,726)	(1,125,180)

Contract transactions
Contract purchase payments	1,390,668	434,794	4,127,705	254,056	128,549
Net transfers(1)	(6,460,292)	(75,593)	(457,187)	462,305	(732,926)
Transfers for policy loans	2,838	1	23,708	24,408	7,693
Adjustments to net assets allocated to contracts in payment period	(72,714)	—	—	(3,488)	(120,814)
Contract charges	(81,343)	(1,481)	(9,076)	(18,219)	(5,339)
Contract terminations:
Surrender benefits	(9,401,951)	(403,135)	(2,164,582)	(2,646,242)	(1,613,511)
Death benefits	(1,175,781)	(4,843)	(416,358)	(633,544)	(215,398)
Increase (decrease) from contract transactions	(15,798,575)	(50,257)	1,104,210	(2,560,724)	(2,551,746)
Net assets at beginning of year	91,337,206	4,913,809	29,844,871	29,120,276	15,020,263
Net assets at end of year	$70,330,570	$4,552,922	$30,434,688	$26,028,826	$11,343,337

Accumulation unit activity
Units outstanding at beginning of year	56,359,954	4,421,470	28,808,497	11,436,020	3,298,844
Contract purchase payments	887,036	402,202	4,079,087	94,758	27,272
Net transfers(1)	(4,136,929)	(61,686)	(486,924)	146,826	(154,487)
Transfers for policy loans	1,600	—	23,502	9,032	1,700
Contract charges	(51,298)	(1,352)	(8,990)	(6,731)	(1,137)
Contract terminations:
Surrender benefits	(5,936,163)	(360,758)	(2,125,720)	(971,327)	(346,176)
Death benefits	(752,255)	(4,429)	(414,958)	(238,866)	(46,898)
Units outstanding at end of year	46,371,945	4,395,447	29,874,494	10,469,712	2,779,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(369,614)	$151,894	$253,958	$(11,042,342)	$(6,769,158)
Net realized gain (loss) on sales of investments	(463,647)	255,379	(531,518)	60,303,193	73,672,104
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,137,568	(3,491,622)	(1,788,890)	(151,749,543)	(130,523,224)
Net increase (decrease) in net assets resulting from operations	304,307	(3,084,349)	(2,066,450)	(102,488,692)	(63,620,278)

Contract transactions
Contract purchase payments	2,471,757	125,616	2,802,957	36,105,338	7,426,960
Net transfers(1)	608,909	(745,971)	506,908	(25,084,225)	(27,019,558)
Transfers for policy loans	6,064	8,520	2,821	(1,638)	147,596
Adjustments to net assets allocated to contracts in payment period	—	(23,358)	21,135	1,028,464	—
Contract charges	(10,621)	(6,041)	(5,462)	(8,271,463)	(3,822,253)
Contract terminations:
Surrender benefits	(2,992,411)	(1,586,661)	(1,510,368)	(96,959,857)	(111,567,806)
Death benefits	(233,084)	(380,666)	(98,917)	(8,829,247)	(2,405,353)
Increase (decrease) from contract transactions	(149,386)	(2,608,561)	1,719,074	(102,012,628)	(137,240,414)
Net assets at beginning of year	36,205,590	17,073,563	12,758,413	1,188,160,978	810,257,247
Net assets at end of year	$36,360,511	$11,380,653	$12,411,037	$983,659,658	$609,396,555

Accumulation unit activity
Units outstanding at beginning of year	37,622,635	4,361,341	14,741,993	645,381,872	438,155,467
Contract purchase payments	2,567,938	33,233	3,941,614	19,781,575	4,045,369
Net transfers(1)	571,198	(197,173)	571,832	(13,531,147)	(14,739,715)
Transfers for policy loans	6,206	2,047	3,654	(2,776)	80,741
Contract charges	(11,055)	(1,605)	(7,057)	(4,516,274)	(2,069,832)
Contract terminations:
Surrender benefits	(3,084,603)	(417,534)	(1,930,725)	(52,673,174)	(60,147,368)
Death benefits	(241,133)	(104,335)	(133,800)	(4,846,615)	(1,297,075)
Units outstanding at end of year	37,431,186	3,675,974	17,187,511	589,593,461	364,027,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,423,412)	$(4,902,510)	$(545,574)	$(366,639)	$(3,908,715)
Net realized gain (loss) on sales of investments	15,726,706	25,912,569	(4,311)	(1,671)	6,357,905
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27,883,085)	(39,944,286)	(4,916,352)	(3,271,491)	(16,165,653)
Net increase (decrease) in net assets resulting from operations	(16,579,791)	(18,934,227)	(5,466,237)	(3,639,801)	(13,716,463)

Contract transactions
Contract purchase payments	7,550,475	1,188,892	48,914,469	43,629,264	23,609,015
Net transfers(1)	(9,085,931)	(6,194,332)	33,503,717	22,394,543	(13,804,864)
Transfers for policy loans	9,985	20,189	—	631	2,474
Adjustments to net assets allocated to contracts in payment period	418,599	—	—	—	—
Contract charges	(2,794,610)	(2,990,650)	(334,651)	(194,754)	(4,852,558)
Contract terminations:
Surrender benefits	(47,894,105)	(77,991,496)	(717,037)	(622,969)	(21,338,934)
Death benefits	(11,545,288)	(14,943,966)	—	(98,509)	(5,512,295)
Increase (decrease) from contract transactions	(63,340,875)	(100,911,363)	81,366,498	65,108,206	(21,897,162)
Net assets at beginning of year	466,977,184	565,866,207	17,080,092	10,666,354	412,801,216
Net assets at end of year	$387,056,518	$446,020,617	$92,980,353	$72,134,759	$377,187,591

Accumulation unit activity
Units outstanding at beginning of year	364,115,239	438,966,264	16,502,499	10,227,315	371,569,034
Contract purchase payments	6,031,964	936,312	47,435,919	41,641,342	21,587,386
Net transfers(1)	(6,951,296)	(4,571,171)	32,896,593	21,421,917	(12,029,836)
Transfers for policy loans	7,799	15,979	—	602	2,240
Contract charges	(2,214,986)	(2,352,959)	(330,649)	(187,515)	(4,436,391)
Contract terminations:
Surrender benefits	(37,820,505)	(61,315,128)	(700,054)	(601,032)	(19,549,979)
Death benefits	(9,193,948)	(11,862,916)	—	(94,663)	(5,069,098)
Units outstanding at end of year	313,974,267	359,816,381	95,804,308	72,407,966	352,073,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(12,822,920)	$(96,429,074)	$(136,112,838)	$(68,605,827)	$(75,766,347)
Net realized gain (loss) on sales of investments	16,534,615	70,168,166	106,814,853	177,436,703	500,884,966
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(69,324,429)	(844,970,202)	(890,110,812)	(548,849,926)	(920,090,314)
Net increase (decrease) in net assets resulting from operations	(65,612,734)	(871,231,110)	(919,408,797)	(440,019,050)	(494,971,695)

Contract transactions
Contract purchase payments	77,219,664	1,073,356,657	908,872,470	148,077,227	18,069,151
Net transfers(1)	(53,796,836)	78,485,863	(156,995,792)	161,496,007	(26,046,173)
Transfers for policy loans	19,790	(22,358)	33,940	(15,688)	291,422
Adjustments to net assets allocated to contracts in payment period	613,197	(226,716)	(68,160)	547,308	—
Contract charges	(14,980,112)	(114,342,720)	(167,020,993)	(58,994,441)	(53,303,975)
Contract terminations:
Surrender benefits	(47,244,215)	(380,396,393)	(425,326,549)	(545,673,378)	(999,490,079)
Death benefits	(13,433,599)	(42,082,437)	(73,409,557)	(85,750,396)	(107,042,406)
Increase (decrease) from contract transactions	(51,602,111)	614,771,896	86,085,359	(380,313,361)	(1,167,522,060)
Net assets at beginning of year	1,283,319,601	9,417,648,207	13,380,653,560	7,073,182,882	8,698,841,327
Net assets at end of year	$1,166,104,756	$9,161,188,993	$12,547,330,122	$6,252,850,471	$7,036,347,572

Accumulation unit activity
Units outstanding at beginning of year	1,090,668,487	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338
Contract purchase payments	66,137,621	814,954,592	691,077,590	96,398,473	11,613,218
Net transfers(1)	(46,241,672)	54,314,974	(123,429,192)	103,079,984	(17,720,578)
Transfers for policy loans	17,249	(14,261)	26,202	(11,253)	184,776
Contract charges	(12,882,860)	(88,076,316)	(128,376,615)	(38,132,429)	(34,198,572)
Contract terminations:
Surrender benefits	(40,886,535)	(299,338,338)	(333,383,770)	(351,801,514)	(639,763,935)
Death benefits	(11,540,362)	(32,738,869)	(56,737,502)	(55,801,269)	(68,915,164)
Units outstanding at end of year	1,045,271,928	7,690,166,452	10,282,670,322	4,279,588,931	4,786,697,083

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(35,345,518)	$(24,140,714)	$(13,045,395)	$(14,441,880)	$(666,029)
Net realized gain (loss) on sales of investments	168,458,042	250,746,464	45,868,914	97,669,977	7,248,771
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(408,244,969)	(417,336,192)	(95,876,989)	(154,089,666)	(16,698,077)
Net increase (decrease) in net assets resulting from operations	(275,132,445)	(190,730,442)	(63,053,470)	(70,861,569)	(10,115,335)

Contract transactions
Contract purchase payments	102,280,798	17,652,381	28,293,861	2,976,036	578,864
Net transfers(1)	(150,224,360)	(85,510,885)	(22,469,163)	(55,958,595)	(2,180,268)
Transfers for policy loans	53,590	290,329	75,169	85,823	28,872
Adjustments to net assets allocated to contracts in payment period	28,395	—	(335,037)	—	(45,626)
Contract charges	(27,722,905)	(13,368,906)	(8,145,718)	(8,491,394)	(154,022)
Contract terminations:
Surrender benefits	(269,714,734)	(421,057,852)	(99,936,533)	(182,916,253)	(9,505,524)
Death benefits	(23,857,359)	(19,523,694)	(29,779,657)	(37,114,092)	(858,974)
Increase (decrease) from contract transactions	(369,156,575)	(521,518,627)	(132,297,078)	(281,418,475)	(12,136,678)
Net assets at beginning of year	3,799,414,551	2,900,251,227	1,344,015,655	1,656,916,721	83,615,097
Net assets at end of year	$3,155,125,531	$2,188,002,158	$1,148,665,107	$1,304,636,677	$61,363,084

Accumulation unit activity
Units outstanding at beginning of year	2,232,169,830	1,694,431,842	951,569,497	1,166,068,886	26,821,140
Contract purchase payments	60,703,799	10,389,213	20,496,475	2,127,241	194,031
Net transfers(1)	(89,668,917)	(50,750,051)	(16,024,254)	(39,427,023)	(687,625)
Transfers for policy loans	28,125	171,666	54,166	60,445	8,083
Contract charges	(16,387,888)	(7,856,994)	(5,837,432)	(6,041,037)	(49,585)
Contract terminations:
Surrender benefits	(159,087,259)	(246,221,399)	(71,445,241)	(129,779,807)	(3,048,320)
Death benefits	(14,209,846)	(11,485,844)	(21,536,716)	(26,477,892)	(276,908)
Units outstanding at end of year	2,013,547,844	1,388,678,433	857,276,495	966,530,813	22,960,816

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(1,001,164)	$(12,511,484)	$(8,770,045)	$2,349,388	$(2,159,309)
Net realized gain (loss) on sales of investments	625,641	1,564,820	1,208,087	285,653	(3,016,907)
Distributions from capital gains	—	—	—	23,303,054	62,992,223
Net change in unrealized appreciation or depreciation of investments	(3,794,063)	(84,377,612)	(41,193,642)	(63,266,053)	(59,641,203)
Net increase (decrease) in net assets resulting from operations	(4,169,586)	(95,324,276)	(48,755,600)	(37,327,958)	(1,825,196)

Contract transactions
Contract purchase payments	37,498,526	442,781,145	306,128,285	2,139,818	2,243,690
Net transfers(1)	21,079,973	363,417,902	170,807,431	(479,941)	(6,937,049)
Transfers for policy loans	—	(489)	(247)	53,151	(2,741)
Adjustments to net assets allocated to contracts in payment period	(11,300)	—	—	(13,494)	(24,769)
Contract charges	(1,022,186)	(14,054,058)	(9,191,913)	(188,731)	(218,354)
Contract terminations:
Surrender benefits	(2,148,656)	(23,925,022)	(13,444,287)	(25,579,067)	(33,138,972)
Death benefits	(137,175)	(4,557,050)	(6,507,391)	(1,930,454)	(2,456,228)
Increase (decrease) from contract transactions	55,259,182	763,662,428	447,791,878	(25,998,718)	(40,534,423)
Net assets at beginning of year	77,086,692	948,181,416	675,916,308	224,310,750	269,823,645
Net assets at end of year	$128,176,288	$1,616,519,568	$1,074,952,586	$160,984,074	$227,464,026

Accumulation unit activity
Units outstanding at beginning of year	69,286,367	782,503,294	581,575,243	68,563,864	73,899,614
Contract purchase payments	33,813,847	360,034,103	261,901,394	758,578	606,022
Net transfers(1)	19,328,799	295,263,366	147,402,424	1,551	(1,616,089)
Transfers for policy loans	—	(404)	(131)	16,502	1,518
Contract charges	(923,262)	(11,478,444)	(7,887,495)	(58,499)	(54,189)
Contract terminations:
Surrender benefits	(1,937,536)	(19,560,265)	(11,536,278)	(8,319,974)	(8,418,944)
Death benefits	(123,867)	(3,712,697)	(5,605,420)	(570,978)	(621,639)
Units outstanding at end of year	119,444,348	1,403,048,953	965,849,737	60,391,044	63,796,293

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$31,231	$3,828,098	$(788,588)	$349,676
Net realized gain (loss) on sales of investments	1,266,636	(538,981)	2,834,303	(165,917)
Distributions from capital gains	1,618,698	8,590,407	7,662,875	—
Net change in unrealized appreciation or depreciation of investments	(3,755,771)	(18,635,023)	(10,377,764)	(692,940)
Net increase (decrease) in net assets resulting from operations	(839,206)	(6,755,499)	(669,174)	(509,181)

Contract transactions
Contract purchase payments	152,821	390,285	5,169,165	763,556
Net transfers(1)	(828,127)	237,412	7,739,348	(592,243)
Transfers for policy loans	9,838	3,268	(2,508)	1,132
Adjustments to net assets allocated to contracts in payment period	(43,109)	(9,025)	(9,768)	(967)
Contract charges	(19,700)	(41,668)	(36,029)	(3,393)
Contract terminations:
Surrender benefits	(2,601,580)	(4,374,229)	(8,979,675)	(901,580)
Death benefits	(581,606)	(485,813)	(597,492)	(111,253)
Increase (decrease) from contract transactions	(3,911,463)	(4,279,770)	3,283,041	(844,748)
Net assets at beginning of year	27,343,334	40,675,157	69,946,793	10,224,341
Net assets at end of year	$22,592,665	$29,639,888	$72,560,660	$8,870,412

Accumulation unit activity
Units outstanding at beginning of year	11,066,633	23,600,822	25,823,604	9,079,328
Contract purchase payments	62,261	244,725	1,696,511	695,830
Net transfers(1)	(344,436)	111,488	2,325,294	(536,329)
Transfers for policy loans	3,966	2,951	(548)	1,001
Contract charges	(8,058)	(27,009)	(11,664)	(3,113)
Contract terminations:
Surrender benefits	(1,059,576)	(2,648,897)	(2,883,712)	(816,907)
Death benefits	(239,305)	(301,606)	(188,907)	(102,139)
Units outstanding at end of year	9,481,485	20,982,474	26,760,578	8,317,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$57,057	$(49,303)	$319,688	$1,376,602	$397,149
Net realized gain (loss) on sales of investments	93,243	545,517	4,954,877	(994,126)	(487,797)
Distributions from capital gains	—	—	7,448,020	—	—
Net change in unrealized appreciation or depreciation of investments	822,777	1,709,525	1,280,967	28,431,540	(851,400)
Net increase (decrease) in net assets resulting from operations	973,077	2,205,739	14,003,552	28,814,016	(942,048)

Contract transactions
Contract purchase payments	1,263,367	107,628	651,275	1,756,982	4,056,938
Net transfers(1)	(267,380)	1,149,656	(2,481,145)	(2,101,849)	(326,524)
Transfers for policy loans	1,118	246	2,990	64,871	3,780
Adjustments to net assets allocated to contracts in payment period	—	53,231	(24,421)	(33,160)	(8,485)
Contract charges	(3,856)	(7,389)	(62,855)	(159,078)	(20,472)
Contract terminations:
Surrender benefits	(671,110)	(1,151,142)	(11,630,706)	(18,373,255)	(4,794,712)
Death benefits	(66,207)	(78,009)	(1,198,769)	(1,389,001)	(778,774)
Increase (decrease) from contract transactions	255,932	74,221	(14,743,631)	(20,234,490)	(1,868,249)
Net assets at beginning of year	7,611,976	6,365,465	88,721,379	127,862,656	49,294,984
Net assets at end of year	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$46,484,687

Accumulation unit activity
Units outstanding at beginning of year	6,932,622	4,682,402	43,393,779	90,605,539	48,708,590
Contract purchase payments	1,072,057	67,610	296,843	1,228,713	4,085,427
Net transfers(1)	(243,082)	688,766	(1,157,081)	(1,058,910)	(382,729)
Transfers for policy loans	951	159	1,536	37,126	3,922
Contract charges	(3,270)	(4,566)	(28,792)	(93,362)	(20,556)
Contract terminations:
Surrender benefits	(571,796)	(701,448)	(5,382,752)	(11,564,502)	(4,791,150)
Death benefits	(57,061)	(50,204)	(565,322)	(863,770)	(777,191)
Units outstanding at end of year	7,130,421	4,682,719	36,558,211	78,290,834	46,826,313

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$4,159	$331,701	$(188,996)	$328,089	$209,012
Net realized gain (loss) on sales of investments	281,200	3,271,206	2,316,650	2,766,290	(242,515)
Distributions from capital gains	—	1,449,677	1,363,560	—	968,404
Net change in unrealized appreciation or depreciation of investments	2,223,080	1,963,972	3,883,943	(106,532)	8,507,522
Net increase (decrease) in net assets resulting from operations	2,508,439	7,016,556	7,375,157	2,987,847	9,442,423

Contract transactions
Contract purchase payments	92,997	757,649	296,319	312,799	7,058,661
Net transfers(1)	(6,887)	5,582,179	336,218	(1,851,036)	(1,192,604)
Transfers for policy loans	1,981	7,715	11,423	9,333	14,839
Adjustments to net assets allocated to contracts in payment period	(3,834)	(24,573)	104,117	(35,112)	11,865
Contract charges	(3,387)	(50,806)	(20,367)	(11,590)	(36,541)
Contract terminations:
Surrender benefits	(1,012,312)	(10,080,604)	(4,228,129)	(4,821,538)	(7,284,760)
Death benefits	(266,690)	(505,923)	(456,408)	(713,709)	(1,071,801)
Increase (decrease) from contract transactions	(1,198,132)	(4,314,363)	(3,956,827)	(7,110,853)	(2,500,341)
Net assets at beginning of year	8,770,202	69,235,236	25,605,688	43,279,027	77,156,935
Net assets at end of year	$10,080,509	$71,937,429	$29,024,018	$39,156,021	$84,099,017

Accumulation unit activity
Units outstanding at beginning of year	6,355,603	30,814,905	13,236,397	13,292,401	64,910,290
Contract purchase payments	58,286	323,636	130,354	94,507	5,559,685
Net transfers(1)	(7,691)	2,402,087	151,038	(561,088)	(1,027,854)
Transfers for policy loans	1,723	3,498	5,110	2,704	11,812
Contract charges	(2,124)	(21,872)	(9,087)	(3,533)	(28,745)
Contract terminations:
Surrender benefits	(622,387)	(4,261,102)	(1,875,286)	(1,468,645)	(5,718,005)
Death benefits	(171,713)	(225,890)	(202,140)	(221,742)	(838,133)
Units outstanding at end of year	5,611,697	29,035,262	11,436,386	11,134,604	62,869,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$236,269	$(4,699,356)	$167,024	$(922,281)	$(3,518,792)
Net realized gain (loss) on sales of investments	438,899	14,499,482	(95,826)	2,158,609	24,473,341
Distributions from capital gains	210,027	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,304,634	47,028,327	(13,033)	15,402,606	52,622,378
Net increase (decrease) in net assets resulting from operations	2,189,829	56,828,453	58,165	16,638,934	73,576,927

Contract transactions
Contract purchase payments	238,951	32,161,770	673,492	8,133,659	3,285,100
Net transfers(1)	(373,906)	27,551,139	770,931	7,852,742	(11,147,610)
Transfers for policy loans	21,196	101,673	123	(21,574)	155,540
Adjustments to net assets allocated to contracts in payment period	(6,577)	(193,132)	—	(3,640)	(602,698)
Contract charges	(16,096)	(250,406)	(998)	(46,510)	(453,074)
Contract terminations:
Surrender benefits	(2,187,263)	(41,944,418)	(339,163)	(7,447,604)	(35,253,336)
Death benefits	(245,988)	(7,976,244)	(75,233)	(761,210)	(4,036,527)
Increase (decrease) from contract transactions	(2,569,683)	9,450,382	1,029,152	7,705,863	(48,052,605)
Net assets at beginning of year	21,153,746	418,875,477	3,324,384	78,269,293	344,383,537
Net assets at end of year	$20,773,892	$485,154,312	$4,411,701	$102,614,090	$369,907,859

Accumulation unit activity
Units outstanding at beginning of year	12,996,178	214,582,874	5,509,793	52,932,731	191,847,954
Contract purchase payments	139,942	16,661,276	1,158,985	5,001,106	1,691,539
Net transfers(1)	(206,499)	14,467,132	1,314,630	4,841,916	(6,156,231)
Transfers for policy loans	12,640	42,766	213	(12,835)	60,088
Contract charges	(9,469)	(120,280)	(1,713)	(28,408)	(243,911)
Contract terminations:
Surrender benefits	(1,289,726)	(20,246,477)	(582,478)	(4,535,368)	(18,543,448)
Death benefits	(146,965)	(3,830,953)	(131,189)	(472,489)	(2,048,968)
Units outstanding at end of year	11,496,101	221,556,338	7,268,241	57,726,653	166,607,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$(40,173)	$(5,188,484)	$416,347	$(1,298,709)	$(934,957)
Net realized gain (loss) on sales of investments	(28,578)	50,042,624	73,867	5,823,174	(4,843,784)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	131,250	24,858,884	645,829	50,020,261	10,625,216
Net increase (decrease) in net assets resulting from operations	62,499	69,713,024	1,136,043	54,544,726	4,846,475

Contract transactions
Contract purchase payments	254,139	5,570,061	996,567	2,165,416	799,271
Net transfers(1)	(480,159)	(23,262,400)	4,429,232	2,503,431	(2,250,733)
Transfers for policy loans	(2,082)	164,459	6,047	96,534	40,115
Adjustments to net assets allocated to contracts in payment period	—	(354,667)	(1,535)	(67,855)	59,969
Contract charges	(1,523)	(447,549)	(4,396)	(153,322)	(141,523)
Contract terminations:
Surrender benefits	(403,874)	(73,762,808)	(1,115,353)	(19,286,844)	(14,047,216)
Death benefits	(116,998)	(7,501,942)	(30,643)	(1,621,580)	(1,890,835)
Increase (decrease) from contract transactions	(750,497)	(99,594,846)	4,279,919	(16,364,220)	(17,430,952)
Net assets at beginning of year	4,198,770	581,936,352	9,333,704	125,958,408	106,327,171
Net assets at end of year	$3,510,772	$552,054,530	$14,749,666	$164,138,914	$93,742,694

Accumulation unit activity
Units outstanding at beginning of year	4,826,904	246,768,786	9,542,697	66,944,328	71,303,966
Contract purchase payments	290,384	2,369,281	959,785	971,117	535,840
Net transfers(1)	(546,459)	(9,312,370)	4,253,486	1,241,866	(1,431,056)
Transfers for policy loans	(2,345)	64,723	5,893	43,034	25,437
Contract charges	(1,726)	(187,232)	(4,211)	(63,374)	(94,032)
Contract terminations:
Surrender benefits	(457,845)	(30,375,166)	(1,073,471)	(8,315,771)	(9,228,466)
Death benefits	(133,499)	(3,007,917)	(29,569)	(682,177)	(1,227,583)
Units outstanding at end of year	3,975,414	206,320,105	13,654,610	60,139,023	59,884,106

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(871,333)	$11,990,173	$8,905,157	$6,767,421	$(1,146,471)
Net realized gain (loss) on sales of investments	4,703	1,603,056	(5,391,873)	(367,642)	10,842,651
Distributions from capital gains	—	—	—	3,279,729	—
Net change in unrealized appreciation or depreciation of investments	(4,702)	1,034,508	5,899,729	1,257,317	21,763,094
Net increase (decrease) in net assets resulting from operations	(871,332)	14,627,737	9,413,013	10,936,825	31,459,274

Contract transactions
Contract purchase payments	7,108,449	2,351,298	1,311,051	2,667,629	1,213,429
Net transfers(1)	(881,316)	(5,262,338)	(2,684,597)	(1,152,164)	(3,419,928)
Transfers for policy loans	277,262	36,103	2,926	32,608	(8,410)
Adjustments to net assets allocated to contracts in payment period	(132,389)	(189,129)	72,133	(411,866)	(67,228)
Contract charges	(137,121)	(168,805)	(218,289)	(486,014)	(116,572)
Contract terminations:
Surrender benefits	(35,888,924)	(35,931,693)	(26,774,375)	(53,420,603)	(16,405,704)
Death benefits	(2,627,608)	(5,176,746)	(3,010,247)	(7,419,895)	(1,603,488)
Increase (decrease) from contract transactions	(32,281,647)	(44,341,310)	(31,301,398)	(60,190,305)	(20,407,901)
Net assets at beginning of year	153,262,290	283,325,730	182,316,243	413,782,962	124,428,712
Net assets at end of year	$120,109,311	$253,612,157	$160,427,858	$364,529,482	$135,480,085

Accumulation unit activity
Units outstanding at beginning of year	139,734,275	118,309,026	91,441,355	237,641,746	97,951,148
Contract purchase payments	6,770,046	998,622	638,632	1,551,252	797,459
Net transfers(1)	(1,215,145)	(1,863,847)	(1,300,691)	(699,778)	(2,415,773)
Transfers for policy loans	250,891	13,355	1,366	15,674	(5,232)
Contract charges	(125,116)	(68,650)	(105,406)	(279,111)	(79,030)
Contract terminations:
Surrender benefits	(33,372,776)	(14,667,191)	(12,971,481)	(30,321,532)	(11,002,194)
Death benefits	(2,481,845)	(2,070,235)	(1,468,877)	(4,174,742)	(1,064,686)
Units outstanding at end of year	109,560,330	100,651,080	76,234,898	203,733,509	84,181,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,749,966)	$312,463	$324,723	$(781,772)	$(626,922)
Net realized gain (loss) on sales of investments	11,420,736	(203,235)	87,461	5,606,579	6,919,183
Distributions from capital gains	—	—	58,753	—	—
Net change in unrealized appreciation or depreciation of investments	42,608,852	107,617	968,612	10,529,901	1,708,920
Net increase (decrease) in net assets resulting from operations	51,279,622	216,845	1,439,549	15,354,708	8,001,181

Contract transactions
Contract purchase payments	30,937,344	3,895,011	1,275,520	785,102	729,932
Net transfers(1)	17,340,890	4,286,638	(1,458,616)	(1,136,694)	(3,835,390)
Transfers for policy loans	33,981	(2,883)	(1,339)	40,620	2,343
Adjustments to net assets allocated to contracts in payment period	(321,386)	(85,401)	(9,469)	37,546	(11,716)
Contract charges	(147,887)	(12,254)	(5,657)	(63,400)	(52,161)
Contract terminations:
Surrender benefits	(24,669,332)	(4,480,465)	(1,975,477)	(8,719,244)	(11,073,599)
Death benefits	(2,756,429)	(769,741)	(218,435)	(720,028)	(730,413)
Increase (decrease) from contract transactions	20,417,181	2,830,905	(2,393,473)	(9,776,098)	(14,971,004)
Net assets at beginning of year	241,925,166	29,208,155	16,133,637	75,221,954	73,343,310
Net assets at end of year	$313,621,969	$32,255,905	$15,179,713	$80,800,564	$66,373,487

Accumulation unit activity
Units outstanding at beginning of year	131,933,254	27,832,887	16,069,722	40,449,252	34,277,864
Contract purchase payments	15,355,985	3,635,306	1,230,952	388,729	332,710
Net transfers(1)	8,719,358	4,146,184	(1,457,249)	(563,817)	(1,687,189)
Transfers for policy loans	17,302	(2,550)	(1,270)	20,169	806
Contract charges	(73,507)	(11,697)	(5,392)	(30,611)	(23,426)
Contract terminations:
Surrender benefits	(12,478,465)	(4,268,671)	(1,871,196)	(4,149,197)	(4,966,197)
Death benefits	(1,388,037)	(743,401)	(209,915)	(352,606)	(323,340)
Units outstanding at end of year	142,085,890	30,588,058	13,755,652	35,761,919	27,611,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$894,233	$(322,465)	$(413,121)	$1,661,803	$1,586,279
Net realized gain (loss) on sales of investments	2,911,451	2,946,480	4,410,303	61,096	(4,522,394)
Distributions from capital gains	—	—	—	59,402	—
Net change in unrealized appreciation or depreciation of investments	17,549,192	3,974,983	943,685	301,910	2,964,478
Net increase (decrease) in net assets resulting from operations	21,354,876	6,598,998	4,940,867	2,084,211	28,363

Contract transactions
Contract purchase payments	1,248,686	295,920	463,483	822,374	415,831
Net transfers(1)	(4,401,159)	5,214,946	(2,051,045)	(4,858,054)	(143,170)
Transfers for policy loans	66,681	3,231	29,368	65,178	7,126
Adjustments to net assets allocated to contracts in payment period	(102,714)	36,546	47,736	(38,674)	(6,322)
Contract charges	(68,023)	(21,086)	(36,247)	(67,695)	(14,986)
Contract terminations:
Surrender benefits	(11,038,469)	(5,398,046)	(6,258,215)	(12,793,072)	(3,149,451)
Death benefits	(1,138,806)	(545,265)	(861,663)	(1,793,967)	(227,667)
Increase (decrease) from contract transactions	(15,433,804)	(413,754)	(8,666,583)	(18,663,910)	(3,118,639)
Net assets at beginning of year	88,734,131	33,622,192	49,320,894	98,321,980	21,831,257
Net assets at end of year	$94,655,203	$39,807,436	$45,595,178	$81,742,281	$18,740,981

Accumulation unit activity
Units outstanding at beginning of year	70,244,408	15,367,188	17,392,843	73,667,335	41,884,644
Contract purchase payments	878,616	129,220	161,007	620,168	811,787
Net transfers(1)	(3,280,536)	2,283,120	(637,198)	(3,846,554)	(248,142)
Transfers for policy loans	44,385	574	9,641	47,435	13,668
Contract charges	(48,488)	(9,051)	(12,261)	(49,259)	(29,552)
Contract terminations:
Surrender benefits	(7,858,414)	(2,298,522)	(2,083,766)	(9,517,400)	(6,186,322)
Death benefits	(817,942)	(230,736)	(276,470)	(1,334,147)	(450,912)
Units outstanding at end of year	59,162,029	15,241,793	14,553,796	59,587,578	35,795,171

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(137,980)	$1,326,036	$11,692	$(1,254,278)	$(292,507)
Net realized gain (loss) on sales of investments	(1,672,545)	(6,493,353)	115,982	5,600,949	3,489,361
Distributions from capital gains	—	826,143	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,320,748	5,851,617	1,745,690	33,490,002	2,478,405
Net increase (decrease) in net assets resulting from operations	(489,777)	1,510,443	1,873,364	37,836,673	5,675,259

Contract transactions
Contract purchase payments	1,035,156	599,981	3,635,404	1,314,068	224,182
Net transfers(1)	(2,403,982)	3,930,284	5,789,639	(3,075,259)	(1,841,063)
Transfers for policy loans	1,956	25,994	839	(18,605)	537
Adjustments to net assets allocated to contracts in payment period	116,080	23,498	46,555	(23,536)	(12,798)
Contract charges	(11,483)	(232,442)	(3,593)	(136,509)	(74,141)
Contract terminations:
Surrender benefits	(2,274,548)	(13,967,915)	(543,015)	(19,452,652)	(4,317,371)
Death benefits	(235,720)	(1,854,765)	(141,947)	(1,545,149)	(351,075)
Increase (decrease) from contract transactions	(3,772,541)	(11,475,365)	8,783,882	(22,937,642)	(6,371,729)
Net assets at beginning of year	23,574,696	100,365,294	5,115,100	127,611,321	32,885,133
Net assets at end of year	$19,312,378	$90,400,372	$15,772,346	$142,510,352	$32,188,663

Accumulation unit activity
Units outstanding at beginning of year	23,588,858	68,397,119	5,025,529	120,407,539	20,722,002
Contract purchase payments	1,073,676	410,693	3,117,197	1,075,599	130,600
Net transfers(1)	(2,471,658)	2,719,836	5,081,008	(2,441,998)	(1,077,314)
Transfers for policy loans	1,948	17,783	727	(11,596)	646
Contract charges	(11,829)	(157,799)	(3,066)	(110,750)	(42,956)
Contract terminations:
Surrender benefits	(2,348,000)	(9,519,246)	(469,462)	(15,697,265)	(2,501,526)
Death benefits	(243,297)	(1,268,988)	(123,427)	(1,243,078)	(202,861)
Units outstanding at end of year	19,589,698	60,599,398	12,628,506	101,978,451	17,028,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(303,019)	$(54,576)	$217,099	$3,840,809	$(877,254)
Net realized gain (loss) on sales of investments	1,881,649	(71,569)	(156,838)	19,085	15,649,063
Distributions from capital gains	—	987	—	—	24,511,246
Net change in unrealized appreciation or depreciation of investments	3,027,663	13,286	1,095,702	221,743	44,424,567
Net increase (decrease) in net assets resulting from operations	4,606,293	(111,872)	1,155,963	4,081,637	83,707,622

Contract transactions
Contract purchase payments	468,865	3,553,136	620,893	1,734,719	21,728,206
Net transfers(1)	6,683,278	431,963	(1,248,117)	(1,277,406)	(11,713,513)
Transfers for policy loans	(1,543)	555	8,059	67,569	20,167
Adjustments to net assets allocated to contracts in payment period	38,019	—	3,156	(28,406)	(347,070)
Contract charges	(24,672)	(4,164)	(9,594)	(131,545)	(253,906)
Contract terminations:
Surrender benefits	(4,697,642)	(3,476,525)	(2,353,768)	(26,446,013)	(57,268,059)
Death benefits	(369,159)	(59,877)	(215,142)	(2,800,298)	(5,089,126)
Increase (decrease) from contract transactions	2,097,146	445,088	(3,194,513)	(28,881,380)	(52,923,301)
Net assets at beginning of year	29,149,944	19,002,499	20,910,883	173,277,188	430,384,411
Net assets at end of year	$35,853,383	$19,335,715	$18,872,333	$148,477,445	$461,168,732

Accumulation unit activity
Units outstanding at beginning of year	11,633,014	19,198,888	21,290,629	127,509,001	234,428,477
Contract purchase payments	181,227	3,605,452	618,221	1,268,893	10,649,885
Net transfers(1)	2,598,346	454,042	(1,233,991)	(862,140)	(5,634,838)
Transfers for policy loans	(927)	559	7,994	48,199	11,178
Contract charges	(9,329)	(4,206)	(9,471)	(95,605)	(124,612)
Contract terminations:
Surrender benefits	(1,758,494)	(3,525,499)	(2,316,866)	(19,175,769)	(28,051,344)
Death benefits	(142,194)	(61,689)	(215,480)	(2,057,336)	(2,519,936)
Units outstanding at end of year	12,501,643	19,667,547	18,141,036	106,635,243	208,758,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$139,423	$(209,169)	$61,156	$2,491,492	$2,345,717
Net realized gain (loss) on sales of investments	2,071,769	3,647,425	287,825	132,985	(3,177,672)
Distributions from capital gains	1,104,973	4,157,016	12,011	592,283	—
Net change in unrealized appreciation or depreciation of investments	3,274,425	8,550,869	2,911,505	2,304,151	10,445,982
Net increase (decrease) in net assets resulting from operations	6,590,590	16,146,141	3,272,497	5,520,911	9,614,027

Contract transactions
Contract purchase payments	284,909	596,492	141,761	11,007,341	1,172,506
Net transfers(1)	(1,369,170)	(3,426,807)	204,792	37,014,230	(5,141,944)
Transfers for policy loans	14,679	43,006	9,123	6,841	47,986
Adjustments to net assets allocated to contracts in payment period	(22,961)	(121,123)	(9,417)	395,252	(43,950)
Contract charges	(17,477)	(31,607)	(4,973)	(34,896)	(79,844)
Contract terminations:
Surrender benefits	(4,952,458)	(9,827,841)	(1,865,730)	(9,340,600)	(15,572,213)
Death benefits	(436,392)	(969,416)	(203,007)	(754,293)	(1,234,733)
Increase (decrease) from contract transactions	(6,498,870)	(13,737,296)	(1,727,451)	38,293,875	(20,852,192)
Net assets at beginning of year	45,378,630	88,918,755	12,112,102	73,345,692	111,334,359
Net assets at end of year	$45,470,350	$91,327,600	$13,657,148	$117,160,478	$100,096,194

Accumulation unit activity
Units outstanding at beginning of year	22,510,266	14,793,633	8,853,797	70,065,760	54,384,273
Contract purchase payments	132,533	91,985	90,318	10,117,322	591,780
Net transfers(1)	(642,273)	(533,889)	114,352	33,954,569	(2,341,898)
Transfers for policy loans	6,678	6,088	5,542	6,295	19,570
Contract charges	(8,184)	(4,903)	(3,165)	(32,053)	(35,532)
Contract terminations:
Surrender benefits	(2,321,653)	(1,512,936)	(1,188,840)	(8,552,308)	(7,494,489)
Death benefits	(206,417)	(153,791)	(131,467)	(694,955)	(576,431)
Units outstanding at end of year	19,470,950	12,686,187	7,740,537	104,864,630	44,547,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,753,771	$(564,448)	$(245,420)	$54,107	$(20,108)
Net realized gain (loss) on sales of investments	(6,110)	3,539,956	3,685,185	(18,574)	174,470
Distributions from capital gains	—	9,744,601	8,124,976	—	727,323
Net change in unrealized appreciation or depreciation of investments	2,883,440	(204,017)	3,348,262	153,484	(205,019)
Net increase (decrease) in net assets resulting from operations	4,631,101	12,516,092	14,913,003	189,017	676,666

Contract transactions
Contract purchase payments	5,820,643	6,301,767	1,073,490	656,312	48,001
Net transfers(1)	(499,843)	(5,029,582)	(7,302,431)	276,817	(2,083)
Transfers for policy loans	(1,196)	8,130	11,634	—	4,124
Adjustments to net assets allocated to contracts in payment period	(19,717)	(28,747)	(210,925)	4,672	(4,564)
Contract charges	(25,655)	(76,830)	(153,217)	(1,912)	(2,409)
Contract terminations:
Surrender benefits	(4,583,462)	(17,771,062)	(20,694,046)	(337,863)	(725,313)
Death benefits	(744,143)	(1,342,527)	(1,966,848)	(126,954)	(27,838)
Increase (decrease) from contract transactions	(53,373)	(17,938,851)	(29,242,343)	471,072	(710,082)
Net assets at beginning of year	54,093,592	143,883,993	164,127,450	4,563,342	6,763,782
Net assets at end of year	$58,671,320	$138,461,234	$149,798,110	$5,223,431	$6,730,366

Accumulation unit activity
Units outstanding at beginning of year	46,982,695	42,894,745	37,324,519	5,049,414	2,053,955
Contract purchase payments	4,828,487	2,212,597	243,538	708,920	14,204
Net transfers(1)	(374,880)	(1,421,958)	(1,599,479)	295,620	(575)
Transfers for policy loans	(918)	2,797	2,331	—	1,183
Contract charges	(21,370)	(21,689)	(33,758)	(2,056)	(717)
Contract terminations:
Surrender benefits	(3,798,946)	(5,219,518)	(4,504,322)	(363,791)	(215,403)
Death benefits	(618,949)	(399,551)	(436,727)	(138,909)	(8,619)
Units outstanding at end of year	46,996,119	38,047,423	30,996,102	5,549,198	1,844,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$570,343	$(99,525)	$1,256,569	$1,475,090	$(397,043)
Net realized gain (loss) on sales of investments	6,926,895	780,007	(189,466)	10,020,754	(57,977)
Distributions from capital gains	12,747,888	1,032,123	2,493,870	6,043,427	2,481,685
Net change in unrealized appreciation or depreciation of investments	4,924,276	1,342,430	237,135	4,455,826	4,566,688
Net increase (decrease) in net assets resulting from operations	25,169,402	3,055,035	3,798,108	21,995,097	6,593,353

Contract transactions
Contract purchase payments	764,718	101,498	4,469,073	1,067,240	661,666
Net transfers(1)	(1,524,846)	(190,254)	260,689	(8,931,596)	(2,210,871)
Transfers for policy loans	60,993	9,074	16,726	44,262	3,416
Adjustments to net assets allocated to contracts in payment period	(49,247)	(1,861)	(22,447)	(21,702)	(13,562)
Contract charges	(190,909)	(6,871)	(20,145)	(288,217)	(34,716)
Contract terminations:
Surrender benefits	(15,703,698)	(1,563,198)	(3,742,039)	(19,155,395)	(7,439,858)
Death benefits	(1,467,008)	(191,001)	(825,294)	(1,758,865)	(470,811)
Increase (decrease) from contract transactions	(18,109,997)	(1,842,613)	136,563	(29,044,273)	(9,504,736)
Net assets at beginning of year	118,004,277	12,078,372	42,960,042	151,864,607	47,481,624
Net assets at end of year	$125,063,682	$13,290,794	$46,894,713	$144,815,431	$44,570,241

Accumulation unit activity
Units outstanding at beginning of year	61,378,052	7,876,490	39,732,259	71,705,058	24,438,272
Contract purchase payments	353,001	56,888	4,043,956	489,597	307,464
Net transfers(1)	(732,557)	(108,328)	304,025	(4,008,467)	(1,029,813)
Transfers for policy loans	27,932	4,958	15,740	19,814	1,533
Contract charges	(88,887)	(3,853)	(18,148)	(127,724)	(16,085)
Contract terminations:
Surrender benefits	(7,384,561)	(858,841)	(3,367,361)	(8,644,011)	(3,448,523)
Death benefits	(698,900)	(106,099)	(746,284)	(785,382)	(220,934)
Units outstanding at end of year	52,854,080	6,861,215	39,964,187	58,648,885	20,031,914

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$263,649	$(172,306)	$73,378	$(101,755)	$754,599
Net realized gain (loss) on sales of investments	3,860,509	476,776	(1,708,572)	699,783	(175,202)
Distributions from capital gains	—	1,255,498	—	992,093	—
Net change in unrealized appreciation or depreciation of investments	11,394,812	2,387,517	4,338,265	1,862,667	618,775
Net increase (decrease) in net assets resulting from operations	15,518,970	3,947,485	2,703,071	3,452,788	1,198,172

Contract transactions
Contract purchase payments	861,705	200,117	305,341	160,102	3,554,921
Net transfers(1)	(2,205,491)	(625,114)	(3,631,660)	118,334	(1,799,347)
Transfers for policy loans	28,738	15,493	6,196	3,896	1,290
Adjustments to net assets allocated to contracts in payment period	(109,492)	(8,907)	(9,440)	(1,219)	(5,943)
Contract charges	(67,570)	(11,405)	(9,406)	(7,361)	(16,196)
Contract terminations:
Surrender benefits	(11,985,740)	(1,935,637)	(1,675,615)	(1,503,399)	(5,748,051)
Death benefits	(712,762)	(313,783)	(168,150)	(140,633)	(358,451)
Increase (decrease) from contract transactions	(14,190,612)	(2,679,236)	(5,182,734)	(1,370,280)	(4,371,777)
Net assets at beginning of year	77,046,097	19,357,426	18,609,622	13,756,700	53,508,439
Net assets at end of year	$78,374,455	$20,625,675	$16,129,959	$15,839,208	$50,334,834

Accumulation unit activity
Units outstanding at beginning of year	49,469,278	13,515,150	18,668,573	10,123,656	52,385,399
Contract purchase payments	502,865	126,248	288,683	103,989	3,425,591
Net transfers(1)	(1,259,570)	(388,029)	(3,442,841)	84,990	(1,761,917)
Transfers for policy loans	15,973	9,390	5,665	2,590	1,261
Contract charges	(39,468)	(7,098)	(8,877)	(4,741)	(15,579)
Contract terminations:
Surrender benefits	(6,866,507)	(1,208,521)	(1,569,076)	(974,407)	(5,512,967)
Death benefits	(402,778)	(192,535)	(157,390)	(84,964)	(347,332)
Units outstanding at end of year	41,419,793	11,854,605	13,784,737	9,251,113	48,174,456

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(189,131)	$185,762	$(334,472)	$(159,658)	$(299,304)
Net realized gain (loss) on sales of investments	1,596,595	(1,012,860)	2,069,491	183,813	(131,010)
Distributions from capital gains	1,386,120	—	460,576	885,077	3,230,724
Net change in unrealized appreciation or depreciation of investments	5,186,017	7,387,154	8,787,414	1,786,391	12,127,599
Net increase (decrease) in net assets resulting from operations	7,979,601	6,560,056	10,983,009	2,695,623	14,928,009

Contract transactions
Contract purchase payments	251,943	294,097	1,640,687	752,399	576,582
Net transfers(1)	(243,370)	(1,515,723)	(2,681,529)	127,092	(3,929,243)
Transfers for policy loans	6,721	22,295	7,244	402	16,055
Adjustments to net assets allocated to contracts in payment period	5,496	12,023	(2,666)	—	(22,481)
Contract charges	(10,920)	(14,580)	(72,393)	(6,941)	(39,127)
Contract terminations:
Surrender benefits	(2,558,542)	(2,476,858)	(6,210,384)	(1,248,726)	(8,206,971)
Death benefits	(92,060)	(170,388)	(571,743)	(271,738)	(634,982)
Increase (decrease) from contract transactions	(2,640,732)	(3,849,134)	(7,890,784)	(647,512)	(12,240,167)
Net assets at beginning of year	18,891,160	23,411,632	44,874,466	14,856,790	60,486,288
Net assets at end of year	$24,230,029	$26,122,554	$47,966,691	$16,904,901	$63,174,130

Accumulation unit activity
Units outstanding at beginning of year	18,360,362	20,913,465	28,456,447	12,934,344	58,861,135
Contract purchase payments	194,027	225,173	910,043	589,581	499,783
Net transfers(1)	(119,478)	(1,155,285)	(1,497,217)	23,176	(3,343,715)
Transfers for policy loans	5,021	16,984	4,265	322	13,777
Contract charges	(8,171)	(11,027)	(40,310)	(5,502)	(33,448)
Contract terminations:
Surrender benefits	(1,991,672)	(1,880,289)	(3,442,985)	(990,938)	(7,039,561)
Death benefits	(78,507)	(134,972)	(316,546)	(214,037)	(545,398)
Units outstanding at end of year	16,361,582	17,974,049	24,073,697	12,336,946	48,412,573

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(276,952)	$5,869,141	$624,513	$(279,999)	$(40,649)
Net realized gain (loss) on sales of investments	587,084	2,500,199	1,783,845	(473,886)	487,059
Distributions from capital gains	657,206	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,381,065	15,226,111	1,052,451	9,579,315	2,876,115
Net increase (decrease) in net assets resulting from operations	7,348,403	23,595,451	3,460,809	8,825,430	3,322,525

Contract transactions
Contract purchase payments	309,466	5,720,008	467,621	1,718,306	139,627
Net transfers(1)	(1,266,392)	(6,364,986)	(3,233,092)	(798,695)	281,965
Transfers for policy loans	17,567	36,809	6,710	4,813	1,831
Adjustments to net assets allocated to contracts in payment period	(13,633)	(54,250)	(5,264)	(6,440)	(137)
Contract charges	(23,381)	(112,364)	(34,399)	(16,483)	(20,831)
Contract terminations:
Surrender benefits	(3,849,302)	(22,046,503)	(6,180,684)	(3,664,898)	(2,105,872)
Death benefits	(283,764)	(2,715,923)	(555,433)	(348,341)	(132,997)
Increase (decrease) from contract transactions	(5,109,439)	(25,537,209)	(9,534,541)	(3,111,738)	(1,836,414)
Net assets at beginning of year	31,851,415	182,085,209	45,177,955	24,688,850	13,664,318
Net assets at end of year	$34,090,379	$180,143,451	$39,104,223	$30,402,542	$15,150,429

Accumulation unit activity
Units outstanding at beginning of year	16,734,376	70,057,085	32,430,512	16,089,653	12,746,989
Contract purchase payments	145,136	2,091,522	324,652	916,786	114,635
Net transfers(1)	(609,957)	(2,230,453)	(2,244,619)	(406,382)	235,961
Transfers for policy loans	7,912	12,467	4,674	2,765	1,703
Contract charges	(11,026)	(38,826)	(23,795)	(8,797)	(16,912)
Contract terminations:
Surrender benefits	(1,820,862)	(7,722,093)	(4,281,624)	(1,933,712)	(1,716,984)
Death benefits	(135,540)	(973,337)	(389,937)	(185,245)	(111,269)
Units outstanding at end of year	14,310,039	61,196,365	25,819,863	14,475,068	11,254,123

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(31,986)	$(268,790)	$3,472,201	$(317,290)	$3,249,366
Net realized gain (loss) on sales of investments	(22,635)	3,046,475	(1,150,840)	2,282,854	(390,226)
Distributions from capital gains	—	—	—	5,245,333	—
Net change in unrealized appreciation or depreciation of investments	214,361	31,145,014	14,093,605	4,530,014	8,042,860
Net increase (decrease) in net assets resulting from operations	159,740	33,922,699	16,414,966	11,740,911	10,902,000

Contract transactions
Contract purchase payments	571,683	6,156,802	5,448,462	5,280,246	1,899,138
Net transfers(1)	(49,222)	6,005,406	(8,593,345)	5,398,186	(1,042,204)
Transfers for policy loans	(354)	5,426	50,126	12,434	41,370
Adjustments to net assets allocated to contracts in payment period	—	(38,446)	(253,614)	(10,658)	(12,902)
Contract charges	(1,174)	(58,347)	(340,880)	(49,596)	(96,718)
Contract terminations:
Surrender benefits	(258,923)	(11,904,197)	(45,928,594)	(11,363,655)	(12,730,683)
Death benefits	(212,732)	(1,243,454)	(5,021,144)	(823,961)	(1,268,664)
Increase (decrease) from contract transactions	49,278	(1,076,810)	(54,638,989)	(1,557,004)	(13,210,663)
Net assets at beginning of year	3,072,011	97,848,786	344,745,175	91,572,198	93,645,869
Net assets at end of year	$3,281,029	$130,694,675	$306,521,152	$101,756,105	$91,337,206

Accumulation unit activity
Units outstanding at beginning of year	3,375,935	51,396,613	217,796,118	38,137,221	64,890,452
Contract purchase payments	608,302	2,799,810	3,507,703	2,132,742	1,270,656
Net transfers(1)	(55,909)	2,750,679	(5,209,741)	2,322,600	(658,204)
Transfers for policy loans	(390)	2,588	31,052	5,627	26,971
Contract charges	(1,253)	(25,701)	(208,519)	(19,039)	(62,778)
Contract terminations:
Surrender benefits	(276,738)	(5,279,415)	(28,170,358)	(4,414,019)	(8,266,824)
Death benefits	(232,847)	(571,472)	(3,092,912)	(327,830)	(840,319)
Units outstanding at end of year	3,417,100	51,073,102	184,653,343	37,837,302	56,359,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$47,506	$207,118	$(60,702)	$(32,817)	$(336,722)
Net realized gain (loss) on sales of investments	17,372	(57,882)	1,729,970	504,143	(293,343)
Distributions from capital gains	—	—	1,986,222	1,569,056	109,998
Net change in unrealized appreciation or depreciation of investments	472,156	628,042	3,197,499	(1,405,678)	752,854
Net increase (decrease) in net assets resulting from operations	537,034	777,278	6,852,989	634,704	232,787

Contract transactions
Contract purchase payments	237,182	4,774,962	259,718	143,205	3,398,405
Net transfers(1)	343,099	7,542,799	96,993	(1,045,212)	3,897,805
Transfers for policy loans	706	6,715	5,825	4,366	6,966
Adjustments to net assets allocated to contracts in payment period	—	—	(3,791)	(10,161)	—
Contract charges	(1,382)	(7,864)	(19,701)	(5,995)	(10,820)
Contract terminations:
Surrender benefits	(282,466)	(1,767,449)	(3,207,753)	(1,616,103)	(3,244,533)
Death benefits	(130,416)	(454,160)	(375,898)	(161,218)	(256,302)
Increase (decrease) from contract transactions	166,723	10,095,003	(3,244,607)	(2,691,118)	3,791,521
Net assets at beginning of year	4,210,052	18,972,590	25,511,894	17,076,677	32,181,282
Net assets at end of year	$4,913,809	$29,844,871	$29,120,276	$15,020,263	$36,205,590

Accumulation unit activity
Units outstanding at beginning of year	4,275,837	18,985,674	12,838,326	3,919,831	33,736,249
Contract purchase payments	227,517	4,674,800	113,742	32,804	3,487,051
Net transfers(1)	310,929	7,307,156	57,793	(241,420)	3,982,621
Transfers for policy loans	662	6,473	2,690	862	7,088
Contract charges	(1,319)	(7,643)	(8,642)	(1,385)	(11,082)
Contract terminations:
Surrender benefits	(265,985)	(1,710,498)	(1,406,277)	(373,737)	(3,314,947)
Death benefits	(126,171)	(447,465)	(161,612)	(38,111)	(264,345)
Units outstanding at end of year	4,421,470	28,808,497	11,436,020	3,298,844	37,622,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(1,546)	$436,393	$(11,089,187)	$(7,759,709)	$(5,046,373)
Net realized gain (loss) on sales of investments	185,600	(81,894)	49,569,506	94,689,443	15,976,459
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,880,831	887,875	147,857,778	52,105,401	18,650,278
Net increase (decrease) in net assets resulting from operations	2,064,885	1,242,374	186,338,097	139,035,135	29,580,364

Contract transactions
Contract purchase payments	138,110	1,065,198	29,684,293	8,350,689	9,606,350
Net transfers(1)	(638,926)	1,710,671	(31,272,640)	(42,894,367)	(15,877,980)
Transfers for policy loans	16,456	(494)	(94,063)	(131,066)	10,692
Adjustments to net assets allocated to contracts in payment period	(28,858)	(57,319)	308,105	—	(45,347)
Contract charges	(7,220)	(6,450)	(8,611,804)	(4,687,286)	(3,040,792)
Contract terminations:
Surrender benefits	(1,621,110)	(2,108,062)	(65,903,697)	(157,283,624)	(50,530,666)
Death benefits	(292,972)	(277,059)	(7,441,571)	(2,274,596)	(10,647,190)
Increase (decrease) from contract transactions	(2,434,520)	326,485	(83,331,377)	(198,920,250)	(70,524,933)
Net assets at beginning of year	17,443,198	11,189,554	1,085,154,258	870,142,362	507,921,753
Net assets at end of year	$17,073,563	$12,758,413	$1,188,160,978	$810,257,247	$466,977,184

Accumulation unit activity
Units outstanding at beginning of year	5,018,802	14,213,988	694,292,680	554,043,324	420,989,427
Contract purchase payments	37,594	1,255,174	17,427,481	4,900,508	7,956,912
Net transfers(1)	(175,014)	1,988,221	(18,043,047)	(24,634,369)	(13,321,493)
Transfers for policy loans	4,372	(432)	(56,101)	(75,091)	9,319
Contract charges	(1,975)	(7,423)	(5,065,778)	(2,752,653)	(2,425,107)
Contract terminations:
Surrender benefits	(440,049)	(2,391,247)	(38,687,360)	(91,987,310)	(40,536,846)
Death benefits	(82,389)	(316,288)	(4,486,003)	(1,338,942)	(8,556,973)
Units outstanding at end of year	4,361,341	14,741,993	645,381,872	438,155,467	364,115,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(5,890,008)	$(22,987)	$(15,870)	$(3,861,962)	$(12,590,996)
Net realized gain (loss) on sales of investments	33,304,174	4,504	300	4,914,531	12,372,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,110,996	305,552	235,711	23,892,659	118,618,693
Net increase (decrease) in net assets resulting from operations	37,525,162	287,069	220,141	24,945,228	118,400,184

Contract transactions
Contract purchase payments	1,627,198	11,700,135	8,363,942	29,345,282	90,985,477
Net transfers(1)	(38,430,555)	5,110,141	2,089,810	5,397,166	(87,388,060)
Transfers for policy loans	31,402	—	384	(9,329)	14,029
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	3,406
Contract charges	(3,607,893)	(6,284)	(829)	(4,587,905)	(14,364,487)
Contract terminations:
Surrender benefits	(94,259,434)	(10,969)	(7,094)	(30,207,277)	(41,501,689)
Death benefits	(12,865,362)	—	—	(3,050,051)	(8,657,550)
Increase (decrease) from contract transactions	(147,504,644)	16,793,023	10,446,213	(3,112,114)	(60,908,874)
Net assets at beginning of year	675,845,689	—	—	390,968,102	1,225,828,291
Net assets at end of year	$565,866,207	$17,080,092	$10,666,354	$412,801,216	$1,283,319,601

Accumulation unit activity
Units outstanding at beginning of year	557,147,153	—	—	375,993,545	1,147,612,985
Contract purchase payments	1,301,470	11,490,547	8,195,274	27,210,731	80,372,730
Net transfers(1)	(31,221,916)	5,028,580	2,039,164	3,535,039	(79,560,564)
Transfers for policy loans	25,296	—	376	(8,217)	12,718
Contract charges	(2,875,585)	(6,149)	(813)	(4,246,500)	(12,743,575)
Contract terminations:
Surrender benefits	(75,142,528)	(10,479)	(6,686)	(28,085,880)	(37,277,989)
Death benefits	(10,267,626)	—	—	(2,829,684)	(7,747,818)
Units outstanding at end of year	438,966,264	16,502,499	10,227,315	371,569,034	1,090,668,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(83,499,334)	$(126,362,907)	$(68,515,311)	$(83,096,970)	$(36,421,412)
Net realized gain (loss) on sales of investments	42,798,891	78,262,488	146,922,026	496,862,666	135,403,815
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,319,692,680	1,592,861,049	701,798,723	602,776,421	420,555,680
Net increase (decrease) in net assets resulting from operations	1,278,992,237	1,544,760,630	780,205,438	1,016,542,117	519,538,083

Contract transactions
Contract purchase payments	830,487,436	915,378,882	133,936,868	20,553,302	100,417,983
Net transfers(1)	149,776,511	(181,230,762)	180,947,200	25,891,465	(147,879,158)
Transfers for policy loans	33,044	31,848	189,783	42,921	60,977
Adjustments to net assets allocated to contracts in payment period	1,238,270	(1,016,257)	(142,798)	—	(272,504)
Contract charges	(97,149,237)	(152,825,670)	(57,786,055)	(57,168,005)	(29,119,676)
Contract terminations:
Surrender benefits	(363,803,063)	(421,883,314)	(473,305,393)	(1,142,519,220)	(215,410,616)
Death benefits	(31,318,667)	(52,924,346)	(72,369,640)	(102,122,534)	(20,376,846)
Increase (decrease) from contract transactions	489,264,294	105,530,381	(288,530,035)	(1,255,322,071)	(312,579,840)
Net assets at beginning of year	7,649,391,676	11,730,362,549	6,581,507,479	8,937,621,281	3,592,456,308
Net assets at end of year	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327	$3,799,414,551

Accumulation unit activity
Units outstanding at beginning of year	6,861,703,304	10,167,228,179	4,720,820,113	6,377,729,736	2,427,281,503
Contract purchase payments	673,658,094	733,878,450	90,280,395	13,855,296	63,324,769
Net transfers(1)	120,393,622	(149,822,012)	121,007,419	17,401,469	(92,342,014)
Transfers for policy loans	26,405	25,721	125,653	33,345	40,492
Contract charges	(80,038,415)	(123,579,843)	(38,910,347)	(38,382,344)	(18,292,346)
Contract terminations:
Surrender benefits	(308,560,879)	(351,165,469)	(318,303,109)	(766,287,483)	(134,963,664)
Death benefits	(26,117,461)	(43,071,417)	(49,163,185)	(68,852,681)	(12,878,910)
Units outstanding at end of year	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338	2,232,169,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(27,771,935)	$(13,827,661)	$(16,700,512)	$(754,272)	$(462,999)
Net realized gain (loss) on sales of investments	276,378,436	44,038,299	106,849,050	8,985,046	210,993
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,741,940	84,075,992	58,070,445	(3,337,237)	4,731,503
Net increase (decrease) in net assets resulting from operations	426,348,441	114,286,630	148,218,983	4,893,537	4,479,497

Contract transactions
Contract purchase payments	20,783,369	33,457,145	3,617,324	677,494	39,509,876
Net transfers(1)	(96,694,106)	(23,630,453)	(59,870,846)	(3,981,061)	26,078,544
Transfers for policy loans	321,642	(65,368)	78,186	10,635	—
Adjustments to net assets allocated to contracts in payment period	—	216,341	—	(45,965)	47,681
Contract charges	(15,650,699)	(8,525,214)	(9,801,474)	(171,309)	(340,440)
Contract terminations:
Surrender benefits	(519,341,807)	(107,681,773)	(229,165,290)	(11,755,092)	(508,020)
Death benefits	(14,450,428)	(26,210,935)	(37,276,945)	(1,200,014)	(174,574)
Increase (decrease) from contract transactions	(625,032,029)	(132,440,257)	(332,419,045)	(16,465,312)	64,613,067
Net assets at beginning of year	3,098,934,815	1,362,169,282	1,841,116,783	95,186,872	7,994,128
Net assets at end of year	$2,900,251,227	$1,344,015,655	$1,656,916,721	$83,615,097	$77,086,692

Accumulation unit activity
Units outstanding at beginning of year	2,083,793,563	1,050,146,080	1,410,423,668	32,428,336	7,951,208
Contract purchase payments	13,067,627	24,773,118	2,657,596	233,012	37,314,339
Net transfers(1)	(59,587,007)	(18,345,938)	(44,821,660)	(1,344,424)	24,975,197
Transfers for policy loans	195,271	(47,443)	55,605	2,710	—
Contract charges	(9,813,463)	(6,265,248)	(7,175,379)	(59,611)	(317,186)
Contract terminations:
Surrender benefits	(324,167,954)	(79,238,515)	(167,603,585)	(4,019,925)	(476,035)
Death benefits	(9,056,195)	(19,452,557)	(27,467,359)	(418,958)	(161,156)
Units outstanding at end of year	1,694,431,842	951,569,497	1,166,068,886	26,821,140	69,286,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(6,419,799)	$(4,207,969)	$652,429	$(2,390,355)	$(28,941)
Net realized gain (loss) on sales of investments	686,105	440,974	428,754	(3,861,196)	1,462,825
Distributions from capital gains	—	—	1,570,107	43,204,100	1,167,079
Net change in unrealized appreciation or depreciation of investments	104,259,251	56,977,768	55,937,162	9,138,192	378,042
Net increase (decrease) in net assets resulting from operations	98,525,557	53,210,773	58,588,452	46,090,741	2,979,005

Contract transactions
Contract purchase payments	357,924,490	344,388,593	2,308,777	2,519,013	203,158
Net transfers(1)	350,812,208	203,128,357	(424,459)	(9,553,807)	(457,828)
Transfers for policy loans	—	(5,729)	34,526	33,359	428
Adjustments to net assets allocated to contracts in payment period	—	—	(12,421)	111,981	(41,924)
Contract charges	(5,802,686)	(2,970,070)	(205,985)	(227,222)	(20,784)
Contract terminations:
Surrender benefits	(9,960,823)	(5,420,735)	(29,638,419)	(36,342,053)	(2,814,632)
Death benefits	(1,365,338)	(592,637)	(2,097,518)	(2,750,748)	(415,250)
Increase (decrease) from contract transactions	691,607,851	538,527,779	(30,035,499)	(46,209,477)	(3,546,832)
Net assets at beginning of year	158,048,008	84,177,756	195,757,797	269,942,381	27,911,161
Net assets at end of year	$948,181,416	$675,916,308	$224,310,750	$269,823,645	$27,343,334

Accumulation unit activity
Units outstanding at beginning of year	152,951,962	82,581,064	78,620,062	87,712,344	12,592,825
Contract purchase payments	320,581,913	316,255,583	875,122	804,804	87,635
Net transfers(1)	324,017,414	190,877,793	127,498	(2,724,170)	(189,475)
Transfers for policy loans	—	(5,364)	12,869	8,262	42
Contract charges	(5,109,192)	(2,684,744)	(69,855)	(67,617)	(9,101)
Contract terminations:
Surrender benefits	(8,732,375)	(4,906,280)	(10,307,265)	(11,012,704)	(1,231,107)
Death benefits	(1,206,428)	(542,809)	(694,567)	(821,305)	(184,186)
Units outstanding at end of year	782,503,294	581,575,243	68,563,864	73,899,614	11,066,633

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$719,296	$(642,858)	$402,341
Net realized gain (loss) on sales of investments	332,472	1,484,690	(27,467)
Distributions from capital gains	—	1,960,096	—
Net change in unrealized appreciation or depreciation of investments	6,786,554	11,732,621	174,362
Net increase (decrease) in net assets resulting from operations	7,838,322	14,534,549	549,236

Contract transactions
Contract purchase payments	383,608	3,359,610	1,257,088
Net transfers(1)	2,972,345	(935,481)	2,845,145
Transfers for policy loans	(14,368)	2,718	389
Adjustments to net assets allocated to contracts in payment period	(8,947)	41,188	(1,000)
Contract charges	(46,590)	(32,647)	(3,240)
Contract terminations:
Surrender benefits	(4,914,788)	(8,123,116)	(613,308)
Death benefits	(224,791)	(552,250)	(124,850)
Increase (decrease) from contract transactions	(1,853,531)	(6,239,978)	3,360,224
Net assets at beginning of year	34,690,366	61,652,222	6,314,881
Net assets at end of year	$40,675,157	$69,946,793	$10,224,341

Accumulation unit activity
Units outstanding at beginning of year	24,730,172	28,340,785	6,019,417
Contract purchase payments	251,571	1,366,095	1,144,041
Net transfers(1)	1,929,209	(355,497)	2,587,542
Transfers for policy loans	(9,448)	1,016	351
Contract charges	(31,944)	(13,172)	(2,944)
Contract terminations:
Surrender benefits	(3,124,221)	(3,287,854)	(554,882)
Death benefits	(144,517)	(227,769)	(114,197)
Units outstanding at end of year	23,600,822	25,823,604	9,079,328

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Band 3.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class 3))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select
Small Cap Value Fund (Class 3))

Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AQR Man Fut Strategy, Cl 2	CTIVP® – AQR Managed Futures Strategy Fund (Class 2)

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B (previously Deutsche Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares(1),(2)
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(3)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(4)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(5)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(6)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(6)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	69

Division	Fund
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(7)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(7)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(7)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson VIT Balanced Portfolio: Service Shares on April 27, 2018.
(2)	For the period April 27, 2018 (commencement of operations) to December 31, 2018.
(3)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(4)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(5)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.
(6)	For the period September 18, 2017 (commencement of operations) to December 31, 2017.
(7)	Effective September 18, 2017, the Fund option became available under RAVA Band 3.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Band 3 contracts.

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

There is no charge if you surrender all or part of your contract during the accumulation phase.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	71

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$3,222,681
AB VPS Global Thematic Gro, Cl B	1,036,792
AB VPS Gro & Inc, Cl B	14,633,917
AB VPS Intl Val, Cl B	4,855,248
ALPS Alerian Engy Infr, Class III	4,658,820
AC VP Intl, Cl I	1,421,872
AC VP Mid Cap Val, Cl II	10,198,562
AC VP Ultra, Cl II	11,828,517
AC VP Val, Cl I	1,170,804
BlackRock Global Alloc, Cl III	12,263,380
Calvert VP SRI Bal, Cl I	2,991,164
Col VP Bal, Cl 3	37,574,134
Col VP Commodity Strategy, Cl 2	1,814,805
Col VP Contrarian Core, Cl 2	9,839,517
Col VP Disciplined Core, Cl 3	4,215,723
Col VP Div Abs Return, Cl 2	766,033
Col VP Divd Opp, Cl 3	2,261,928
Col VP Emerg Mkts Bond, Cl 2	5,990,465
Col VP Emer Mkts, Cl 3	7,545,618
Col VP Global Strategic Inc, Cl 3	5,656,315
Col VP Govt Money Mkt, Cl 3	37,774,863
Col VP Hi Yield Bond, Cl 3	14,505,158
Col VP Inc Opp, Cl 3	8,786,844
Col VP Inter Bond, Cl 3	15,678,004
Col VP Lg Cap Gro, Cl 3	4,723,452
Col VP Lg Cap Index, Cl 3	47,456,324
Col VP Limited Duration Cr, Cl 2	15,933,172
Col VP Long Govt/Cr Bond, Cl 2	4,021,178
Col VP Mid Cap Gro, Cl 3	2,716,733
Col VP Mid Cap Val, Cl 3	924,095
Col VP Overseas Core, Cl 3	3,594,358
Col VP Select Lg Cap Val, Cl 3	7,030,008
Col VP Select Sm Cap Val, Cl 3	1,346,087
Col VP US Govt Mtge, Cl 3	4,544,773
CS Commodity Return	1,641,292
CTIVP AQR Man Fut Strategy, Cl 2	1,523,006
CTIVP BR Gl Infl Prot Sec, Cl 3	6,932,520
CTIVP Lazard Intl Eq Adv, Cl 2	6,986,511
CTIVP Loomis Sayles Gro, Cl 1	4,279,043
CTIVP MFS Blend Res Core Eq, Cl 3	544,665
CTIVP Vty Sycamore Estb Val, Cl 3	7,015,455
CTIVP WF Short Duration Govt, Cl 2	10,761,441
DWS Alt Asset Alloc VIP, Cl B	1,965,338
EV VT Floating-Rate Inc, Init Cl	24,473,876
Fid VIP Contrafund, Serv Cl 2	65,333,284
Fid VIP Gro & Inc, Serv Cl	3,022,960
Fid VIP Mid Cap, Serv Cl	8,435,977
Fid VIP Overseas, Serv Cl	505,769
Fid VIP Strategic Inc, Serv Cl 2	36,938,729
Frank Global Real Est, Cl 2	3,008,572
Frank Inc, Cl 2	10,821,881
Frank Sm Cap Val, Cl 2	26,942,331
GS VIT Mid Cap Val, Inst	17,481,123
GS VIT Multi-Strategy Alt, Advisor	2,022,426
GS VIT Sm Cap Eq Insights, Inst	1,149,196
GS VIT U.S. Eq Insights, Inst	24,626,900
Invesco VI Am Fran, Ser I	1,499,809

Division	Purchases
Invesco VI Bal Risk Alloc, Ser II	$9,323,679
Invesco VI Comstock, Ser II	17,135,210
Invesco VI Hlth, Ser II	9,842,844
Invesco VI Intl Gro, Ser II	4,006,932
Invesco VI Mid Cap Gro, Ser I	2,649,287
Ivy VIP Asset Strategy	3,891,230
Janus Henderson VIT Bal, Serv	34,683,358
Janus Henderson VIT Enter, Serv	1,460,029
Janus Henderson VIT Flex Bd, Serv	7,632,813
Janus Henderson VIT Gbl Tech, Serv	2,979,114
Janus Henderson VIT Overseas, Serv	770,747
Janus Henderson VIT Res, Serv	7,419,581
Lazard Ret Global Dyn MA, Serv	8,785,755
MFS Mass Inv Gro Stock, Serv Cl	6,128,095
MFS New Dis, Serv Cl	5,906,919
MFS Utilities, Serv Cl	6,755,560
MS VIF Global Real Est, Cl II	1,700,612
MS VIF Mid Cap Gro, Cl II	22,315,782
NB AMT Intl Eq, Cl S	1,200,659
NB AMT US Eq Index PW Strat, Cl S	1,547,836
Oppen Global VA, Serv	30,673,239
Oppen Global Strategic Inc VA, Srv	18,363,665
Oppen Main St Sm Cap VA, Serv	21,866,639
PIMCO VIT All Asset, Advisor Cl	4,726,974
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,290,224
PIMCO VIT Tot Return, Advisor Cl	10,017,628
Put VT Sus Leaders, Cl IB	5,433,887
Royce Micro-Cap, Invest Cl	691,747
Temp Global Bond, Cl 2	14,558,254
Third Ave Val	447,842
VanEck VIP Global Gold, Cl S	5,284,173
VP Aggr, Cl 2	65,434,276
VP Aggr, Cl 4	15,161,508
VP Conserv, Cl 2	46,452,610
VP Conserv, Cl 4	33,661,809
VP Man Risk, Cl 2	82,434,646
VP Man Risk US, Cl 2	65,768,143
VP Man Vol Conserv, Cl 2	81,810,353
VP Man Vol Conserv Gro, Cl 2	86,338,629
VP Man Vol Gro, Cl 2	927,465,787
VP Man Vol Mod Gro, Cl 2	518,866,393
VP Mod, Cl 2	147,062,170
VP Mod, Cl 4	11,949,379
VP Mod Aggr, Cl 2	88,973,628
VP Mod Aggr, Cl 4	16,115,450
VP Mod Conserv, Cl 2	60,273,708
VP Mod Conserv, Cl 4	15,591,444
VP Ptnrs Sm Cap Val, Cl 3	1,338,680
VP US Flex Conserv Gro, Cl 2	67,691,944
VP US Flex Gro, Cl 2	766,263,562
VP US Flex Mod Gro, Cl 2	454,103,305
Wanger Intl	33,001,065
Wanger USA	66,561,074
WF VT Index Asset Alloc, Cl 2	2,221,135
WF VT Intl Eq, Cl 2	16,142,427
WF VT Sm Cap Gro, Cl 2	24,550,913
WA Var Global Hi Yd Bond, Cl II	3,169,651

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.17	$1.71	$2.39	$1.70	$0.82
0.60%	1.17	—	—	—	0.81
0.75%	1.16	1.66	2.31	1.65	0.81
0.85%	1.15	1.66	2.06	0.80	0.80
0.95%	1.15	1.62	2.23	1.59	0.80
1.00%	1.14	1.61	2.41	1.64	0.80
1.05%	1.14	1.62	2.01	0.78	0.79
1.10%	1.14	1.61	2.00	0.78	0.79
1.15%	1.13	—	—	—	0.79
1.20%	1.13	1.57	2.33	1.59	0.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.58	1.96	0.76	0.78
1.30%	1.12	1.57	1.95	0.76	0.78
1.35%	1.12	—	—	—	0.78
1.40%	1.12	—	—	—	0.78
1.45%	1.11	1.54	1.91	0.74	0.78
1.50%	1.11	—	—	—	0.77
1.55%	1.11	—	—	—	0.77
1.60%	1.10	—	—	—	0.77
1.65%	1.10	—	—	—	0.77
1.70%	1.10	—	—	—	0.76
1.75%	1.09	—	—	—	0.76
1.80%	1.09	—	—	—	0.76
1.85%	1.09	—	—	—	0.76
1.90%	1.08	—	—	—	0.76

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$1.59	$2.02	$2.60	$3.30	$1.26
0.60%	—	—	—	—	1.25
0.75%	1.53	1.98	2.53	3.18	1.24
0.85%	—	2.43	2.62	—	1.23
0.95%	1.47	1.93	2.46	3.06	1.22
1.00%	—	1.92	2.45	—	1.22
1.05%	—	2.37	2.55	—	1.22
1.10%	—	2.35	2.54	—	1.21
1.15%	—	—	—	—	1.21
1.20%	—	1.87	2.38	—	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.31	2.49	—	1.20
1.30%	—	2.29	2.47	—	1.20
1.35%	—	—	—	—	1.19
1.40%	—	—	—	—	1.19
1.45%	—	2.25	2.43	—	1.18
1.50%	—	—	—	—	1.18
1.55%	—	—	—	—	1.18
1.60%	—	—	—	—	1.17
1.65%	—	—	—	—	1.17
1.70%	—	—	—	—	1.16
1.75%	—	—	—	—	1.16
1.80%	—	—	—	—	1.16
1.85%	—	—	—	—	1.15
1.90%	—	—	—	—	1.15

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	73

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.81	$2.13	$0.53	$1.64	$1.89
0.60%	—	1.56	0.53	1.64	—
0.75%	1.74	2.04	0.52	1.62	1.82
0.85%	—	1.85	0.52	1.61	2.17
0.95%	1.68	1.97	0.52	1.60	1.75
1.00%	1.90	2.18	0.52	1.60	2.22
1.05%	—	1.81	0.52	1.59	2.11
1.10%	—	1.80	0.51	1.59	2.10
1.15%	—	1.51	0.51	1.59	—
1.20%	1.83	2.11	0.51	1.58	2.32
1.25%	—	—	—	—	—
1.25%	—	1.76	—	—	2.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.93	—	—	2.75
1.25%	—	—	0.51	1.58	—
1.30%	—	1.75	0.51	1.57	2.05
1.35%	—	1.87	0.51	1.57	—
1.40%	—	1.86	0.51	1.56	—
1.45%	—	1.72	0.50	1.56	2.01
1.50%	—	1.48	0.50	1.55	—
1.55%	—	1.84	0.50	1.55	—
1.60%	—	1.83	0.50	1.55	—
1.65%	—	1.82	0.50	1.54	—
1.70%	—	1.81	0.50	1.54	—
1.75%	—	1.81	0.50	1.53	—
1.80%	—	1.80	0.49	1.53	—
1.85%	—	1.44	0.49	1.52	—
1.90%	—	1.44	0.49	1.52	—

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$0.82	$2.93	$1.01	$2.65	$1.67
0.60%	0.82	—	1.01	—	—
0.75%	0.81	2.84	1.00	2.52	1.61
0.85%	0.81	1.75	1.00	1.63	1.16
0.95%	0.80	2.73	0.99	2.42	1.55
1.00%	0.80	2.76	0.99	3.22	1.50
1.05%	0.80	1.70	0.99	1.59	1.14
1.10%	0.80	1.69	0.98	1.58	1.13
1.15%	0.79	—	0.98	—	—
1.20%	0.79	2.65	0.98	3.11	1.45
1.25%	—	2.58	—	1.95	—
1.25%	—	1.66	—	1.55	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.62
1.25%	—	—	—	—	—
1.25%	0.79	—	0.97	—	—
1.30%	0.79	1.65	0.97	1.54	1.10
1.35%	0.78	—	0.97	—	—
1.40%	0.78	—	0.97	—	—
1.45%	0.78	1.62	0.96	1.51	1.08
1.50%	0.78	—	0.96	—	—
1.55%	0.77	—	0.96	—	—
1.60%	0.77	—	0.96	—	—
1.65%	0.77	—	0.95	—	—
1.70%	0.77	—	0.95	—	—
1.75%	0.77	—	0.95	—	—
1.80%	0.76	—	0.94	—	—
1.85%	0.76	—	0.94	—	—
1.90%	0.76	—	0.94	—	—

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.20	$2.64	$2.15	$2.00	$1.48
0.60%	—	—	—	—	—
0.75%	1.16	2.54	2.09	1.93	1.44
0.85%	1.01	1.97	1.93	1.49	2.21
0.95%	1.11	2.45	2.03	1.85	1.39
1.00%	1.01	2.60	2.02	1.62	2.23
1.05%	0.98	1.92	1.88	1.45	2.15
1.10%	0.97	1.91	1.87	1.44	2.14
1.15%	—	—	—	—	—
1.20%	0.98	2.51	1.96	1.56	2.16
1.25%	—	—	—	—	—
1.25%	0.96	1.88	—	1.42	—
1.25%	—	—	—	—	—
1.25%	—	2.66	—	—	—
1.25%	1.19	—	—	1.97	—
1.25%	—	—	1.84	—	2.10
1.30%	0.95	1.86	1.83	1.41	2.09
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.93	1.83	1.79	1.38	2.05
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$2.05	$0.97	$1.05	$2.53	$2.39
0.60%	1.91	1.05	1.05	—	—
0.75%	1.98	0.96	1.04	2.41	2.32
0.85%	2.24	1.09	1.04	2.06	1.84
0.95%	1.91	1.08	1.03	2.32	2.26
1.00%	2.50	0.95	1.03	2.39	2.24
1.05%	2.19	1.07	1.02	2.01	1.79
1.10%	2.17	1.06	1.02	1.99	1.78
1.15%	1.85	1.02	1.02	—	—
1.20%	2.42	1.05	1.02	2.31	2.18
1.25%	—	—	—	—	—
1.25%	—	—	—	1.96	—
1.25%	—	—	—	1.78	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.13	1.05	1.01	—	1.75
1.30%	2.12	1.04	1.01	1.94	1.74
1.35%	2.40	1.04	1.01	—	—
1.40%	2.39	1.04	1.00	—	—
1.45%	2.08	1.03	1.00	1.91	1.71
1.50%	1.81	0.99	1.00	—	—
1.55%	2.36	1.02	1.00	—	—
1.60%	2.35	1.02	0.99	—	—
1.65%	2.34	1.01	0.99	—	—
1.70%	2.33	1.01	0.99	—	—
1.75%	2.32	1.01	0.98	—	—
1.80%	2.31	1.00	0.98	—	—
1.85%	1.77	0.97	0.98	—	—
1.90%	1.76	0.97	0.98	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	75

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.25	$2.50	$3.19	$1.55	$0.47
0.60%	—	—	—	—	—
0.75%	1.21	2.42	3.08	1.49	0.46
0.85%	1.25	2.08	1.89	1.21	0.48
0.95%	1.16	2.35	2.97	1.43	0.45
1.00%	1.82	2.34	2.84	1.24	0.45
1.05%	1.22	2.02	1.84	1.18	0.47
1.10%	1.21	2.01	1.83	1.17	0.46
1.15%	—	—	—	—	—
1.20%	1.75	2.27	2.74	1.20	0.44
1.25%	—	—	—	—	—
1.25%	1.19	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	—	—	—	—
1.25%	—	1.97	1.80	1.15	0.45
1.30%	1.18	1.96	1.79	1.14	0.45
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.16	1.92	1.75	1.12	0.44
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$0.92	$1.55	$1.06	$1.36	$1.79
0.60%	0.92	—	1.06	—	—
0.75%	0.91	1.51	1.05	1.35	1.73
0.85%	0.90	1.46	1.04	1.35	1.76
0.95%	0.90	1.46	1.04	1.35	1.69
1.00%	0.89	1.45	1.03	1.35	1.68
1.05%	0.89	1.42	1.03	1.34	1.72
1.10%	0.89	1.41	1.03	1.34	1.71
1.15%	0.89	—	1.03	—	—
1.20%	0.88	1.41	1.02	1.34	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.88	1.39	1.02	1.34	1.67
1.30%	0.88	1.38	1.02	1.33	1.66
1.35%	0.88	—	1.01	—	—
1.40%	0.87	—	1.01	—	—
1.45%	0.87	1.35	1.01	1.33	1.63
1.50%	0.87	—	1.01	—	—
1.55%	0.87	—	1.00	—	—
1.60%	0.86	—	1.00	—	—
1.65%	0.86	—	1.00	—	—
1.70%	0.86	—	0.99	—	—
1.75%	0.86	—	0.99	—	—
1.80%	0.85	—	0.99	—	—
1.85%	0.85	—	0.98	—	—
1.90%	0.85	—	0.98	—	—

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$2.84	$1.00	$0.96	$1.44	$2.09
0.60%	—	1.00	0.96	—	1.76
0.75%	2.76	0.99	0.95	1.41	2.04
0.85%	2.33	1.00	0.94	1.39	2.14
0.95%	2.68	0.99	0.94	1.37	1.99
1.00%	2.66	0.98	0.93	1.36	1.97
1.05%	2.28	0.98	0.93	1.35	2.09
1.10%	2.26	0.98	0.93	1.34	2.07
1.15%	—	0.96	0.92	—	1.71
1.20%	2.58	0.97	0.92	1.33	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.22	0.97	0.92	1.32	2.04
1.30%	2.21	0.96	0.91	1.31	2.02
1.35%	—	0.96	0.91	—	2.19
1.40%	—	0.95	0.91	—	2.18
1.45%	2.16	0.95	0.90	1.29	1.99
1.50%	—	0.94	0.90	—	1.67
1.55%	—	0.94	0.90	—	2.15
1.60%	—	0.94	0.90	—	2.14
1.65%	—	0.93	0.89	—	2.13
1.70%	—	0.93	0.89	—	2.12
1.75%	—	0.93	0.89	—	2.11
1.80%	—	0.92	0.88	—	2.11
1.85%	—	0.91	0.88	—	1.63
1.90%	—	0.91	0.88	—	1.62

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$2.22	$6.35	$1.56	$1.10	$2.96
0.60%	—	—	—	1.10	—
0.75%	2.13	6.11	1.50	1.09	2.85
0.85%	—	—	—	1.08	1.06
0.95%	2.05	5.88	1.45	1.07	2.74
1.00%	—	—	—	1.07	2.04
1.05%	—	—	—	1.07	1.04
1.10%	—	—	—	1.06	1.03
1.15%	—	—	—	1.06	—
1.20%	—	—	—	1.06	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.05	1.00
1.30%	—	—	—	1.05	1.00
1.35%	—	—	—	1.05	—
1.40%	—	—	—	1.05	—
1.45%	—	—	—	1.04	0.98
1.50%	—	—	—	1.04	—
1.55%	—	—	—	1.04	—
1.60%	—	—	—	1.03	—
1.65%	—	—	—	1.03	—
1.70%	—	—	—	1.03	—
1.75%	—	—	—	1.02	—
1.80%	—	—	—	1.02	—
1.85%	—	—	—	1.02	—
1.90%	—	—	—	1.02	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	77

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$1.22	$4.58	$4.71	$0.88	$3.47
0.60%	1.21	1.63	—	0.88	—
0.75%	1.20	4.40	4.53	0.88	3.34
0.85%	1.19	1.94	—	0.87	—
0.95%	1.19	4.24	4.36	0.87	3.21
1.00%	1.18	3.20	3.20	0.87	—
1.05%	1.18	1.89	—	0.86	—
1.10%	1.18	1.88	—	0.86	—
1.15%	1.17	1.59	—	0.86	—
1.20%	1.17	3.09	3.09	0.86	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.85	—	0.86	—
1.30%	1.16	1.83	—	0.85	—
1.35%	1.16	2.12	—	0.85	—
1.40%	1.16	2.11	—	0.85	—
1.45%	1.15	1.80	—	0.85	—
1.50%	1.15	1.55	—	0.85	—
1.55%	1.15	2.09	—	0.84	—
1.60%	1.14	2.08	—	0.84	—
1.65%	1.14	2.07	—	0.84	—
1.70%	1.14	2.06	—	0.84	—
1.75%	1.13	2.05	—	0.84	—
1.80%	1.13	2.04	—	0.83	—
1.85%	1.13	1.52	—	0.83	—
1.90%	1.12	1.51	—	0.83	—

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$2.30	$1.88	$1.11	$2.34	$2.26
0.60%	—	—	1.10	—	—
0.75%	2.21	1.86	1.09	2.27	2.20
0.85%	2.12	—	1.09	1.86	2.30
0.95%	2.13	1.83	1.08	2.20	2.14
1.00%	2.55	—	1.08	2.19	2.13
1.05%	2.07	—	1.08	1.81	2.24
1.10%	2.06	—	1.07	1.80	2.23
1.15%	—	—	1.07	—	—
1.20%	2.46	—	1.07	2.12	2.08
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.02	—	1.06	1.77	2.19
1.30%	2.00	—	1.06	1.76	2.18
1.35%	—	—	1.06	—	—
1.40%	—	—	1.05	—	—
1.45%	1.97	—	1.05	1.72	2.13
1.50%	—	—	1.05	—	—
1.55%	—	—	1.05	—	—
1.60%	—	—	1.04	—	—
1.65%	—	—	1.04	—	—
1.70%	—	—	1.04	—	—
1.75%	—	—	1.03	—	—
1.80%	—	—	1.03	—	—
1.85%	—	—	1.03	—	—
1.90%	—	—	1.02	—	—

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	$1.72	$1.65	$1.11	$0.99	$1.77
0.60%	—	—	1.11	0.99	—
0.75%	1.68	1.63	1.10	0.99	1.71
0.85%	1.48	—	1.09	0.99	—
0.95%	1.63	1.61	1.08	0.99	1.65
1.00%	1.62	1.60	1.08	0.99	—
1.05%	1.44	—	1.08	0.99	—
1.10%	1.43	—	1.08	0.99	—
1.15%	—	—	1.07	0.99	—
1.20%	1.58	1.58	1.07	0.99	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.41	—	1.07	0.99	—
1.30%	1.40	—	1.06	0.99	—
1.35%	—	—	1.06	0.99	—
1.40%	—	—	1.06	0.99	—
1.45%	1.37	—	1.05	0.99	—
1.50%	—	—	1.05	0.99	—
1.55%	—	—	1.05	0.99	—
1.60%	—	—	1.05	0.99	—
1.65%	—	—	1.04	0.99	—
1.70%	—	—	1.04	0.99	—
1.75%	—	—	1.04	0.99	—
1.80%	—	—	1.03	0.98	—
1.85%	—	—	1.03	0.98	—
1.90%	—	—	1.03	0.98	—

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$1.05	$1.52	$1.27	$2.00	$1.30
0.60%	1.04	—	—	1.87	1.30
0.75%	1.03	1.46	1.22	1.95	1.29
0.85%	1.03	—	—	1.93	1.28
0.95%	1.02	1.41	1.18	1.91	1.27
1.00%	1.02	3.58	2.06	1.89	1.27
1.05%	1.02	—	—	1.88	1.27
1.10%	1.01	—	—	1.87	1.26
1.15%	1.01	—	—	1.80	1.26
1.20%	1.01	3.46	2.00	1.85	1.26
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	—	—	1.84	1.25
1.30%	1.00	—	—	1.83	1.25
1.35%	1.00	—	—	2.25	1.24
1.40%	1.00	—	—	2.24	1.24
1.45%	0.99	—	—	1.80	1.24
1.50%	0.99	—	—	1.76	1.23
1.55%	0.99	—	—	2.21	1.23
1.60%	0.99	—	—	2.20	1.23
1.65%	0.98	—	—	2.19	1.22
1.70%	0.98	—	—	2.18	1.22
1.75%	0.98	—	—	2.17	1.22
1.80%	0.97	—	—	2.16	1.21
1.85%	0.97	—	—	1.72	1.21
1.90%	0.97	—	—	1.71	1.21

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	79

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$1.31	$2.41	$3.59	$1.41	$2.33
0.60%	—	—	1.53	—	1.63
0.75%	1.30	2.33	3.47	1.38	2.27
0.85%	1.30	—	2.39	1.43	2.45
0.95%	1.29	2.24	3.35	1.34	2.21
1.00%	1.29	2.65	4.16	1.34	2.20
1.05%	1.29	—	2.33	1.39	2.39
1.10%	1.29	—	2.32	1.38	2.38
1.15%	—	—	1.48	—	1.59
1.20%	1.28	2.56	4.02	1.30	2.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	—	2.28	1.36	2.33
1.30%	1.28	—	2.26	1.35	2.32
1.35%	—	—	1.88	—	2.09
1.40%	—	—	1.87	—	2.08
1.45%	1.27	—	2.22	1.32	2.28
1.50%	—	—	1.45	—	1.56
1.55%	—	—	1.84	—	2.06
1.60%	—	—	1.84	—	2.05
1.65%	—	—	1.83	—	2.04
1.70%	—	—	1.82	—	2.03
1.75%	—	—	1.81	—	2.02
1.80%	—	—	1.81	—	2.01
1.85%	—	—	1.41	—	1.52
1.90%	—	—	1.41	—	1.51

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$1.10	$0.91	$2.57	$1.69	$2.81
0.60%	—	0.90	1.62	1.01	1.75
0.75%	1.08	0.90	2.49	1.64	2.73
0.85%	1.20	0.89	1.88	1.52	2.08
0.95%	1.05	0.89	2.42	1.59	2.65
1.00%	1.04	0.89	2.40	1.58	2.63
1.05%	1.17	0.89	1.84	1.48	2.03
1.10%	1.16	0.88	1.83	1.47	2.02
1.15%	—	0.88	1.60	0.98	1.70
1.20%	1.02	0.88	2.33	1.53	2.55
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	0.88	1.79	1.44	1.98
1.30%	1.13	0.88	1.78	1.43	1.97
1.35%	—	0.87	1.86	0.97	2.23
1.40%	—	0.87	1.86	0.97	2.22
1.45%	1.11	0.87	1.75	1.41	1.93
1.50%	—	0.87	1.56	0.96	1.66
1.55%	—	0.87	1.83	0.96	2.19
1.60%	—	0.86	1.83	0.96	2.18
1.65%	—	0.86	1.82	0.95	2.18
1.70%	—	0.86	1.81	0.95	2.17
1.75%	—	0.86	1.80	0.95	2.16
1.80%	—	0.86	1.80	0.95	2.15
1.85%	—	0.85	1.52	0.94	1.62
1.90%	—	0.85	1.52	0.94	1.62

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$1.58	$1.08	$1.05	$2.54	$4.28
0.60%	1.15	1.07	1.04	—	—
0.75%	1.54	1.06	1.04	2.50	4.12
0.85%	1.56	1.05	1.03	—	—
0.95%	1.50	1.05	1.02	2.46	3.96
1.00%	1.49	1.04	1.02	2.45	—
1.05%	1.52	1.04	1.02	—	—
1.10%	1.51	1.04	1.01	—	—
1.15%	1.11	1.03	1.01	—	—
1.20%	1.45	1.03	1.01	2.41	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.48	1.03	1.01	—	—
1.30%	1.47	1.02	1.00	—	—
1.35%	1.23	1.02	1.00	—	—
1.40%	1.23	1.02	1.00	—	—
1.45%	1.45	1.01	0.99	—	—
1.50%	1.09	1.01	0.99	—	—
1.55%	1.21	1.01	0.99	—	—
1.60%	1.21	1.00	0.99	—	—
1.65%	1.20	1.00	0.98	—	—
1.70%	1.20	1.00	0.98	—	—
1.75%	1.19	0.99	0.97	—	—
1.80%	1.19	0.99	0.97	—	—
1.85%	1.06	0.99	0.97	—	—
1.90%	1.06	0.98	0.97	—	—

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$1.00	$3.23	$0.74	$1.73	$1.73
0.60%	0.99	—	0.74	1.44	—
0.75%	0.98	3.10	0.73	1.70	1.70
0.85%	0.98	—	0.73	1.68	1.68
0.95%	0.97	2.99	0.72	1.67	1.67
1.00%	0.97	—	0.72	1.66	1.66
1.05%	0.97	—	0.72	1.65	1.65
1.10%	0.97	—	0.72	1.65	1.65
1.15%	0.96	—	0.72	1.40	—
1.20%	0.96	—	0.71	1.63	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.96	—	0.71	1.62	1.63
1.30%	0.95	—	0.71	1.62	1.62
1.35%	0.95	—	0.71	1.68	—
1.40%	0.95	—	0.71	1.67	—
1.45%	0.95	—	0.70	1.60	1.60
1.50%	0.94	—	0.70	1.36	—
1.55%	0.94	—	0.70	1.65	—
1.60%	0.94	—	0.70	1.64	—
1.65%	0.94	—	0.70	1.63	—
1.70%	0.93	—	0.69	1.63	—
1.75%	0.93	—	0.69	1.62	—
1.80%	0.93	—	0.69	1.61	—
1.85%	0.92	—	0.69	1.33	—
1.90%	0.92	—	0.69	1.33	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	81

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$1.29	$1.29	$0.98	$1.00	$1.09
0.60%	1.15	—	0.98	1.00	1.06
0.75%	1.26	1.26	0.97	1.00	1.08
0.85%	1.25	1.25	0.97	1.00	1.07
0.95%	1.24	1.24	0.97	1.00	1.08
1.00%	1.24	1.24	0.97	1.00	1.06
1.05%	1.23	1.23	0.97	1.00	1.07
1.10%	1.23	1.23	0.97	0.99	1.07
1.15%	1.11	—	0.97	0.99	1.06
1.20%	1.22	1.22	0.97	0.99	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.21	0.97	0.99	1.05
1.30%	1.20	1.20	0.97	0.99	1.05
1.35%	1.21	—	0.97	0.99	1.05
1.40%	1.20	—	0.97	0.99	1.05
1.45%	1.19	1.19	0.96	0.99	1.05
1.50%	1.09	—	0.96	0.99	1.04
1.55%	1.19	—	0.96	0.99	1.04
1.60%	1.18	—	0.96	0.99	1.04
1.65%	1.18	—	0.96	0.99	1.03
1.70%	1.17	—	0.96	0.99	1.03
1.75%	1.17	—	0.96	0.99	1.03
1.80%	1.16	—	0.96	0.99	1.03
1.85%	1.06	—	0.96	0.99	1.02
1.90%	1.06	—	0.96	0.98	1.02

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$1.11	$1.14	$1.13	$1.52	$1.52
0.60%	1.06	1.07	1.07	1.29	—
0.75%	1.10	1.13	1.12	1.49	1.49
0.85%	1.09	1.12	1.11	1.48	1.48
0.95%	1.12	1.21	1.25	1.47	1.47
1.00%	1.08	1.11	1.10	1.46	1.46
1.05%	1.12	1.20	1.24	1.45	1.46
1.10%	1.11	1.20	1.16	1.45	1.45
1.15%	1.11	1.20	1.24	1.25	—
1.20%	1.11	1.19	1.23	1.43	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.10	1.09	1.43	1.43
1.30%	1.10	1.18	1.22	1.42	1.42
1.35%	1.10	1.18	1.22	1.44	—
1.40%	1.09	1.18	1.22	1.43	—
1.45%	1.09	1.17	1.21	1.40	1.41
1.50%	1.09	1.17	1.21	1.22	—
1.55%	1.08	1.17	1.20	1.41	—
1.60%	1.08	1.16	1.12	1.41	—
1.65%	1.08	1.16	1.20	1.40	—
1.70%	1.08	1.16	1.19	1.40	—
1.75%	1.07	1.16	1.19	1.39	—
1.80%	1.07	1.15	1.18	1.38	—
1.85%	1.07	1.15	1.18	1.20	—
1.90%	1.06	1.15	1.18	1.19	—

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$1.63	$1.63	$1.40	$1.40	$3.13
0.60%	1.36	—	1.22	—	—
0.75%	1.60	1.60	1.37	1.37	3.03
0.85%	1.58	1.59	1.36	1.36	1.76
0.95%	1.57	1.57	1.35	1.35	2.93
1.00%	1.56	1.57	1.34	1.35	2.75
1.05%	1.56	1.56	1.34	1.34	1.72
1.10%	1.55	1.55	1.33	1.33	1.71
1.15%	1.32	—	1.18	—	—
1.20%	1.54	1.54	1.32	1.32	2.66
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.53	1.31	1.32	1.68
1.30%	1.52	1.52	1.31	1.31	1.67
1.35%	1.55	—	1.31	—	—
1.40%	1.55	—	1.31	—	—
1.45%	1.50	1.50	1.29	1.29	1.63
1.50%	1.29	—	1.15	—	—
1.55%	1.53	—	1.29	—	—
1.60%	1.52	—	1.29	—	—
1.65%	1.51	—	1.28	—	—
1.70%	1.51	—	1.28	—	—
1.75%	1.50	—	1.27	—	—
1.80%	1.49	—	1.26	—	—
1.85%	1.26	—	1.12	—	—
1.90%	1.26	—	1.12	—	—

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$1.00	$1.02	$1.01	$3.35	$4.33
0.60%	1.08	1.16	1.12	—	—
0.75%	1.00	1.01	1.01	3.22	4.16
0.85%	1.08	1.16	1.12	1.74	2.35
0.95%	1.07	1.15	1.11	3.10	4.01
1.00%	1.00	1.01	1.00	3.72	3.55
1.05%	1.07	1.15	1.11	1.70	2.29
1.10%	1.07	1.15	1.11	1.69	2.28
1.15%	1.07	1.15	1.11	—	—
1.20%	1.07	1.15	1.11	3.60	3.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.15	1.11	1.65	2.24
1.30%	1.07	1.15	1.11	1.64	2.22
1.35%	1.07	1.14	1.11	—	—
1.40%	1.06	1.14	1.10	—	—
1.45%	1.06	1.14	1.10	1.61	2.18
1.50%	1.06	1.14	1.10	—	—
1.55%	1.06	1.14	1.10	—	—
1.60%	1.06	1.14	1.10	—	—
1.65%	1.06	1.14	1.10	—	—
1.70%	1.06	1.14	1.10	—	—
1.75%	1.06	1.13	1.10	—	—
1.80%	1.06	1.13	1.09	—	—
1.85%	1.05	1.13	1.09	—	—
1.90%	1.05	1.13	1.09	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	83

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.44	$1.65	$2.92	$1.10
0.60%	—	—	1.77	1.09
0.75%	2.35	1.60	2.82	1.08
0.85%	—	1.16	2.70	1.08
0.95%	2.27	1.55	2.72	1.07
1.00%	2.38	1.54	3.13	1.07
1.05%	—	1.13	2.63	1.07
1.10%	—	1.12	2.62	1.06
1.15%	—	—	1.72	1.06
1.20%	2.30	1.50	3.03	1.06
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	1.10	2.57	1.05
1.30%	—	1.09	2.55	1.05
1.35%	—	—	2.32	1.05
1.40%	—	—	2.31	1.05
1.45%	—	1.07	2.50	1.04
1.50%	—	—	1.68	1.04
1.55%	—	—	2.28	1.04
1.60%	—	—	2.27	1.03
1.65%	—	—	2.26	1.03
1.70%	—	—	2.25	1.03
1.75%	—	—	2.24	1.02
1.80%	—	—	2.23	1.02
1.85%	—	—	1.64	1.02
1.90%	—	—	1.63	1.02

The following is a summary of units outstanding at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	69,925	12,993	158,464	330,691	304,295
0.60%	—	—	—	—	—
0.75%	289,992	940,199	14,427,299	24,462,917	4,995,701
0.85%	130,744	768,159	3,178,076	10,867,848	3,238,258
0.95%	1,985,209	661,307	9,610,577	14,196,311	11,707,567
1.00%	30,211	101,527	1,872,159	4,214,260	1,403,577
1.05%	228,845	331,030	1,713,819	5,018,718	2,369,575
1.10%	1,973,061	341,922	828,424	5,111,915	5,835,072
1.15%	—	—	—	—	10,516
1.20%	1,198,680	83,763	882,931	1,520,737	3,975,173
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	82,847	119,374	668,731	304,803
1.30%	1,382,544	92,628	273,635	2,222,498	2,397,273
1.35%	236,133	—	—	—	2,473,971
1.40%	—	—	—	—	200,702
1.45%	104,142	16,324	51,001	397,380	567,315
1.50%	25,169	—	—	—	73,289
1.55%	9,658	—	—	—	51,743
1.60%	66,603	—	—	—	189,065
1.65%	—	—	—	—	77,482
1.70%	15,998	—	—	—	109,872
1.75%	—	—	—	—	18,007
1.80%	—	—	—	—	48,383
1.85%	123,137	—	—	—	1,272
1.90%	—	—	—	—	—
Total	7,870,051	3,432,699	33,115,759	69,012,006	40,352,911

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	4,209	184,770	164,951	33,163	105,724
0.60%	—	—	—	—	—
0.75%	2,926,987	6,305,337	3,998,306	5,573,372	7,009,663
0.85%	—	4,051,169	1,752,266	—	3,696,853
0.95%	2,020,042	5,384,084	2,687,728	3,818,710	19,527,059
1.00%	—	1,348,264	823,868	—	2,255,718
1.05%	—	3,027,402	1,195,190	—	2,949,201
1.10%	—	1,543,553	538,612	—	6,408,315
1.15%	—	—	—	—	3,034
1.20%	—	620,179	545,568	—	4,558,176
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	219,281	222,979	—	231,689
1.30%	—	875,813	198,695	—	4,775,916
1.35%	—	—	—	—	3,239,945
1.40%	—	—	—	—	476,621
1.45%	—	174,565	337,945	—	1,642,000
1.50%	—	—	—	—	682,015
1.55%	—	—	—	—	45,474
1.60%	—	—	—	—	180,077
1.65%	—	—	—	—	130,137
1.70%	—	—	—	—	275,215
1.75%	—	—	—	—	26,100
1.80%	—	—	—	—	—
1.85%	—	—	—	—	113,319
1.90%	—	—	—	—	—
Total	4,951,238	23,734,417	12,466,108	9,425,245	58,332,251

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	605,452	72,919	238,210	216,440
0.60%	—	—	—	3,923	—
0.75%	6,215,751	35,990,851	596,928	7,526,528	64,250,212
0.85%	—	16,196,531	542,011	4,171,890	2,310,353
0.95%	3,038,512	50,534,995	2,926,211	16,602,493	30,658,175
1.00%	885,190	6,668,144	240,885	1,625,619	3,281,461
1.05%	—	11,172,618	396,575	2,725,502	1,435,661
1.10%	—	23,324,383	1,879,454	6,475,287	891,592
1.15%	—	158,773	—	297	—
1.20%	385,264	11,070,207	820,101	5,071,524	1,148,033
1.25%	—	—	—	—	—
1.25%	—	1,879,407	—	—	324,334
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	18,751,652	—	—	42,386,616
1.25%	—	—	7,803	176,234	—
1.30%	—	14,013,887	437,657	2,260,822	389,303
1.35%	—	11,542,959	529,783	3,193,268	—
1.40%	—	610,079	2,679	166,262	—
1.45%	—	2,895,848	107,901	774,979	66,401
1.50%	—	1,361,883	70,685	507,454	—
1.55%	—	302,760	33,206	32,224	—
1.60%	—	342,939	26,347	207,601	—
1.65%	—	416,188	11,985	42,518	—
1.70%	—	561,757	—	260,770	—
1.75%	—	183,365	—	9,698	—
1.80%	—	72,546	—	—	—
1.85%	—	371,795	—	21,083	—
1.90%	—	—	6,422	—	—
Total	10,524,717	209,029,019	8,709,552	52,094,186	147,358,581

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	85

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	9,152	790,484	633,752	581,426	199,290
0.60%	—	—	—	—	—
0.75%	467,895	58,903,092	1,620,247	13,168,673	15,563,608
0.85%	356,173	21,908,311	1,028,026	7,458,081	5,593,141
0.95%	1,033,734	34,660,067	4,429,095	8,092,100	13,464,932
1.00%	99,072	8,554,400	320,157	2,008,900	2,064,706
1.05%	251,571	10,617,360	1,007,680	3,958,655	3,888,823
1.10%	265,088	7,630,455	1,316,538	3,737,535	1,584,809
1.15%	—	—	—	—	—
1.20%	376,810	3,235,386	945,861	591,531	1,714,349
1.25%	—	19,925,548	—	11,976,559	—
1.25%	—	1,450,647	—	577,120	317,149
1.25%	—	—	—	—	—
1.25%	—	—	—	—	3,687,616
1.25%	—	—	—	—	—
1.25%	7,671	—	126,412	—	—
1.30%	462,449	3,384,715	705,326	1,088,192	1,239,313
1.35%	321,445	—	611,274	—	—
1.40%	—	—	14,236	—	—
1.45%	69,711	1,145,511	192,327	244,517	433,225
1.50%	—	—	69,231	—	—
1.55%	11,272	—	15,503	—	—
1.60%	—	—	11,027	—	—
1.65%	12,117	—	30,266	—	—
1.70%	5,219	—	50,686	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	3,749,379	172,205,976	13,127,644	53,483,289	49,750,961

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	3,186,521	455,345	524,582	585,206	784,153
0.60%	—	—	—	—	—
0.75%	33,313,534	25,777,859	18,683,091	54,724,007	40,357,750
0.85%	10,344,094	7,912,096	8,189,127	17,886,706	3,620,224
0.95%	25,622,028	20,685,307	13,468,661	43,497,123	21,823,108
1.00%	3,985,255	3,090,926	3,162,718	7,604,823	2,327,023
1.05%	6,763,415	5,317,058	5,531,449	13,721,063	1,692,143
1.10%	3,897,789	2,510,042	2,835,958	4,515,387	1,121,487
1.15%	—	—	—	—	—
1.20%	2,503,054	2,026,757	2,509,510	6,365,979	968,470
1.25%	—	—	—	—	—
1.25%	2,251,566	394,561	—	744,176	—
1.25%	—	—	—	—	—
1.25%	—	8,175,584	—	—	—
1.25%	11,645,789	—	—	12,940,756	—
1.25%	—	—	531,708	—	227,204
1.30%	1,247,482	1,290,317	1,721,333	3,702,562	347,501
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,218,515	1,093,169	570,276	1,182,285	66,323
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	105,979,042	78,729,021	57,728,413	167,470,073	73,335,386

86	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	210,405	12,713	12,889	109,558	223,307
0.60%	—	—	—	—	—
0.75%	31,250,515	5,086,084	1,888,477	9,251,693	6,097,632
0.85%	8,175,996	2,648,635	691,226	1,856,973	5,453,614
0.95%	54,565,351	12,392,710	4,085,719	5,327,702	4,038,231
1.00%	4,933,047	745,622	270,940	612,035	895,638
1.05%	5,761,611	2,200,458	964,705	998,660	2,722,843
1.10%	14,555,885	2,611,777	868,284	548,159	1,687,849
1.15%	90,424	20,712	—	—	—
1.20%	9,042,187	3,803,216	709,137	283,896	467,279
1.25%	—	—	—	—	—
1.25%	—	—	—	57,463	—
1.25%	—	—	—	12,581,643	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	606,495	206,377	61,946	—	152,832
1.30%	10,544,140	2,555,252	586,383	179,757	734,537
1.35%	5,150,838	1,999,900	596,284	—	—
1.40%	362,748	296,370	66,772	—	—
1.45%	1,838,728	805,369	299,614	35,806	154,499
1.50%	1,166,790	170,127	32,322	—	—
1.55%	190,025	55,862	23,456	—	—
1.60%	155,653	43,611	—	—	—
1.65%	137,403	56,563	—	—	—
1.70%	322,757	287,797	2,574	—	—
1.75%	9,995	—	7,956	—	—
1.80%	6,305	—	—	—	—
1.85%	47,303	76,895	—	—	—
1.90%	9,462	—	—	—	—
Total	149,134,063	36,076,050	11,168,684	31,843,345	22,628,261

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	443,441	69,736	80,632	56,245	363,841
0.60%	—	—	—	—	—
0.75%	14,095,207	4,024,433	5,044,820	17,423,282	9,226,657
0.85%	4,798,802	2,070,493	1,270,998	4,985,928	3,643,234
0.95%	9,010,376	3,810,311	3,262,093	15,040,287	7,020,092
1.00%	1,158,972	681,470	666,634	2,108,081	2,820,091
1.05%	2,705,333	2,133,278	933,425	3,056,828	2,676,993
1.10%	2,356,923	617,546	568,189	1,166,324	2,089,422
1.15%	—	—	—	—	—
1.20%	641,552	542,880	250,799	2,112,300	596,462
1.25%	—	—	—	—	—
1.25%	476,028	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,435,428	—	—	—	—
1.25%	—	62,250	86,703	276,589	238,853
1.30%	1,016,888	308,780	378,611	1,049,014	799,909
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	129,266	67,231	19,650	590,330	302,131
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	50,268,216	14,388,408	12,562,554	47,865,208	29,777,685

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	87

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	356,060	361,387	17,245	540,627	92,194
0.60%	—	—	—	—	—
0.75%	2,512,956	18,749,348	1,172,520	27,659,916	3,979,830
0.85%	1,104,729	6,957,934	871,562	17,572,115	3,202,756
0.95%	4,704,914	13,836,647	6,697,998	17,158,124	2,573,228
1.00%	1,179,890	2,866,562	310,490	4,012,734	368,453
1.05%	883,744	4,271,310	689,552	8,514,613	1,436,062
1.10%	2,001,513	1,394,219	1,815,042	5,515,389	683,581
1.15%	—	—	—	—	—
1.20%	889,537	2,318,575	1,778,966	1,797,255	310,616
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	205,081	401,578	82,981	1,117,122	110,975
1.30%	580,413	1,276,314	1,369,223	2,163,689	600,278
1.35%	873,440	—	729,976	—	—
1.40%	—	—	14,419	—	—
1.45%	275,272	707,517	110,333	598,917	95,704
1.50%	42,245	—	40,741	—	—
1.55%	17,159	—	24,201	—	—
1.60%	36,309	—	18,648	—	—
1.65%	12,006	—	14,004	—	—
1.70%	4,816	—	20,370	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	1,420	—	—	—	—
1.90%	—	—	—	—	—
Total	15,681,504	53,141,391	15,778,271	86,650,501	13,453,677

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	92,703	23,036	19,167	1,649,863	923,297
0.60%	—	—	—	—	4,041
0.75%	3,734,851	3,323,493	2,620,103	30,223,797	43,614,773
0.85%	2,023,755	1,318,640	1,417,403	12,901,507	22,132,633
0.95%	2,850,974	9,648,339	4,852,637	27,483,042	50,289,907
1.00%	875,978	558,057	421,806	5,174,416	8,106,543
1.05%	1,314,067	1,173,965	708,802	9,465,162	15,410,988
1.10%	1,019,531	1,698,214	1,028,638	5,502,790	19,260,848
1.15%	—	5,051	—	—	38,794
1.20%	314,903	1,422,565	1,063,782	3,600,873	9,552,017
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	137,317	127,406	175,452	1,284,193	2,570,377
1.30%	408,169	1,583,264	754,051	4,191,099	9,051,308
1.35%	—	1,292,793	636,485	—	4,943,424
1.40%	—	108,404	190,125	—	495,046
1.45%	83,290	497,804	138,865	1,931,495	2,658,734
1.50%	—	173,727	122,309	—	968,210
1.55%	—	154,253	14,809	—	103,600
1.60%	—	17,851	29,364	—	66,312
1.65%	—	66,572	22,795	—	90,291
1.70%	—	81,268	82,487	—	193,401
1.75%	—	—	524	—	6,566
1.80%	—	11,862	—	—	4,791
1.85%	—	—	2,855	—	44,458
1.90%	—	—	—	—	25,071
Total	12,855,538	23,286,564	14,302,459	103,408,237	190,555,430

88	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	151,640	59,060	15,950	322,569	199,523
0.60%	—	—	—	5,794	—
0.75%	9,840,908	6,247,752	3,851,558	19,164,126	11,940,537
0.85%	—	—	—	9,152,208	6,071,813
0.95%	6,697,107	4,648,556	2,733,552	35,920,147	7,625,114
1.00%	—	—	—	4,637,399	2,259,589
1.05%	—	—	—	10,273,003	2,701,584
1.10%	—	—	—	12,729,587	2,445,102
1.15%	—	—	—	44,551	—
1.20%	—	—	—	7,409,123	990,954
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,692,787	264,555
1.30%	—	—	—	6,882,245	1,631,627
1.35%	—	—	—	4,566,236	—
1.40%	—	—	—	186,786	—
1.45%	—	—	—	2,101,329	125,451
1.50%	—	—	—	520,755	—
1.55%	—	—	—	98,644	—
1.60%	—	—	—	195,054	—
1.65%	—	—	—	220,141	—
1.70%	—	—	—	271,878	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	44,056	—
1.90%	—	—	—	53,996	—
Total	16,689,655	10,955,368	6,601,060	116,492,414	36,255,849

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	68,662	172,081	244,136	277,735	64,457
0.60%	—	—	—	—	—
0.75%	4,196,360	7,899,974	13,426,732	511,628	947,508
0.85%	3,152,795	4,930,388	—	368,485	—
0.95%	12,558,827	7,430,150	8,508,760	2,516,834	597,812
1.00%	773,324	1,688,170	2,810,736	151,045	—
1.05%	1,965,576	2,379,623	—	212,815	—
1.10%	8,041,399	3,953,007	—	540,174	—
1.15%	—	28,391	—	—	—
1.20%	5,060,182	1,847,249	1,246,963	602,033	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	228,778	161,375	—	33,265	—
1.30%	2,776,180	1,848,532	—	655,005	—
1.35%	3,304,842	1,414,046	—	285,685	—
1.40%	174,437	149,811	—	17,134	—
1.45%	1,502,453	239,191	—	56,090	—
1.50%	256,428	193,647	—	1,384	—
1.55%	55,997	17,981	—	—	—
1.60%	114,255	32,258	—	1,872	—
1.65%	125,506	20,297	—	—	—
1.70%	170,601	38,628	—	1,744	—
1.75%	12,167	19,417	—	—	—
1.80%	—	273	—	—	—
1.85%	80,993	1,543	—	—	—
1.90%	—	—	—	—	—
Total	44,619,762	34,466,032	26,237,327	6,232,928	1,609,777

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	89

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	425,897	2,201	206,012	420,471	301,559
0.60%	—	—	—	—	—
0.75%	21,440,403	4,019,307	3,973,535	20,743,245	5,182,246
0.85%	3,857,634	—	1,959,691	5,096,416	3,428,101
0.95%	14,541,160	2,099,737	9,891,904	10,823,993	3,002,052
1.00%	2,203,147	—	1,823,679	5,159,535	937,829
1.05%	2,433,240	—	2,119,965	2,626,311	2,218,228
1.10%	927,212	—	4,469,590	1,769,607	1,661,593
1.15%	—	—	8,415	—	—
1.20%	1,005,724	—	2,577,325	2,195,165	267,184
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	247,783	—	233,224	310,589	126,116
1.30%	608,516	—	4,146,370	1,205,584	513,772
1.35%	—	—	1,456,693	—	—
1.40%	—	—	140,266	—	—
1.45%	88,399	—	860,940	233,376	96,070
1.50%	—	—	211,954	—	—
1.55%	—	—	—	—	—
1.60%	—	—	153,754	—	—
1.65%	—	—	140,155	—	—
1.70%	—	—	71,219	—	—
1.75%	—	—	293,147	—	—
1.80%	—	—	—	—	—
1.85%	—	—	54,453	—	—
1.90%	—	—	—	—	—
Total	47,779,115	6,121,245	34,792,291	50,584,292	17,734,750

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	227,529	72,599	15,885	198,585	35,398
0.60%	—	—	—	—	—
0.75%	10,980,935	5,815,651	1,295,945	3,424,480	5,490,167
0.85%	5,205,212	—	1,110,766	1,585,537	—
0.95%	8,808,213	3,956,779	3,665,041	9,865,373	3,120,201
1.00%	1,554,287	317,901	502,781	1,834,370	—
1.05%	3,169,732	—	799,504	918,864	—
1.10%	1,799,604	—	2,603,196	6,292,268	—
1.15%	—	—	—	—	—
1.20%	665,376	168,679	865,324	3,224,278	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	307,495	—	99,336	51,982	—
1.30%	688,555	—	923,358	1,695,489	—
1.35%	—	—	821,137	1,890,451	—
1.40%	—	—	—	41,190	—
1.45%	179,323	—	329,312	384,508	—
1.50%	—	—	207,903	148,778	—
1.55%	—	—	18,816	22,073	—
1.60%	—	—	16,959	58,018	—
1.65%	—	—	—	327,871	—
1.70%	—	—	27,412	129,800	—
1.75%	—	—	7,565	12,687	—
1.80%	—	—	—	5,921	—
1.85%	—	—	—	10,303	—
1.90%	—	—	—	—	—
Total	33,586,261	10,331,609	13,310,240	32,122,826	8,645,766

90	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	28,179	238,280	84,831	147,887	130,608
0.60%	—	—	—	—	—
0.75%	5,503,118	9,388,393	9,023,870	4,371,796	1,698,232
0.85%	3,736,468	—	—	3,986,421	980,262
0.95%	14,892,479	5,212,703	6,534,164	5,388,119	3,645,660
1.00%	1,337,962	162,122	175,979	790,906	339,063
1.05%	2,677,615	—	—	1,757,118	724,513
1.10%	3,922,609	—	—	2,115,653	1,853,615
1.15%	103,541	—	—	16,671	—
1.20%	3,245,068	68,544	96,552	1,298,468	1,303,638
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	226,417	—	—	203,020	111,776
1.30%	2,392,439	—	—	885,429	3,656,130
1.35%	1,427,959	—	—	493,387	359,084
1.40%	296,421	—	—	2,460	—
1.45%	857,584	—	—	276,561	122,612
1.50%	169,826	—	—	156,693	21,469
1.55%	18,768	—	—	22,495	12,704
1.60%	63,182	—	—	25,351	93,874
1.65%	40,036	—	—	—	—
1.70%	101,371	—	—	30,388	123,973
1.75%	—	—	—	—	—
1.80%	—	—	—	3,611	—
1.85%	1,817	—	—	3,759	45,070
1.90%	34,495	—	—	—	—
Total	41,077,354	15,070,042	15,915,396	21,976,193	15,222,283

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	99,624	81,872	296,285	202,904	111,607
0.60%	—	—	—	—	—
0.75%	18,154,848	7,244,385	11,894,132	5,713,302	3,006,320
0.85%	2,756,784	—	8,164,066	3,339,890	2,279,550
0.95%	11,069,703	4,380,136	11,893,135	4,443,150	4,516,734
1.00%	2,532,540	523,676	1,686,233	1,271,326	630,084
1.05%	2,228,893	—	4,803,309	2,349,851	1,601,272
1.10%	2,114,443	—	4,853,563	1,258,459	1,942,825
1.15%	—	—	7,443	—	4,481
1.20%	1,016,142	329,557	1,840,547	557,190	1,151,213
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	413,506	—	472,376	225,504	294,427
1.30%	726,995	—	2,089,947	626,615	1,026,338
1.35%	—	—	1,438,983	—	405,811
1.40%	—	—	343,786	—	62,120
1.45%	225,503	—	662,308	211,916	114,338
1.50%	—	—	550,514	—	85,132
1.55%	—	—	94,328	—	12,136
1.60%	—	—	61,933	—	3,889
1.65%	—	—	49,525	—	14,507
1.70%	—	—	67,293	—	21,270
1.75%	—	—	8,617	—	—
1.80%	—	—	1,507	—	315
1.85%	—	—	37,085	—	—
1.90%	—	—	—	—	—
Total	41,338,981	12,559,626	51,316,915	20,200,107	17,284,369

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	91

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	77,766	77,222	233,370	963,793	206,115
0.60%	—	—	5,391	—	3,348
0.75%	2,710,094	231,802	11,081,236	45,691,663	6,187,209
0.85%	1,781,755	643,352	6,166,017	17,880,571	3,840,173
0.95%	2,137,461	1,180,612	12,618,080	39,909,996	8,960,522
1.00%	409,968	11,653	2,627,889	7,784,543	1,603,656
1.05%	831,602	79,560	4,702,770	14,109,605	4,022,076
1.10%	911,554	513,831	5,273,975	7,515,348	3,907,195
1.15%	—	—	12,510	5,237	—
1.20%	113,299	410,843	3,124,324	5,414,838	2,250,808
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	113,016	3,167	658,287	1,260,772	237,501
1.30%	523,470	577,807	2,683,547	5,969,630	2,374,178
1.35%	—	73,971	2,295,806	1,157,070	1,244,730
1.40%	—	21,028	59,753	—	95,255
1.45%	101,967	210,044	410,583	1,789,013	276,273
1.50%	—	43	212,925	80,423	189,111
1.55%	—	—	89,679	51,673	52,335
1.60%	—	—	119,306	10,440	31,837
1.65%	—	—	39,849	44,293	19,613
1.70%	—	1,232	47,793	103,418	11,546
1.75%	—	8,836	13,136	—	—
1.80%	—	—	28,546	—	347
1.85%	—	—	—	27,794	606
1.90%	—	—	—	—	3,855
Total	9,711,952	4,045,003	52,504,772	149,770,120	35,518,289

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	193,991	3,635	33,130	20,767	13,526
0.60%	—	—	—	—	—
0.75%	11,230,210	252,195	3,205,721	5,938,075	1,550,297
0.85%	6,060,592	103,079	1,837,827	—	—
0.95%	12,577,420	1,142,834	10,862,344	4,052,263	1,215,295
1.00%	2,052,001	82,924	507,900	293,426	—
1.05%	4,603,312	537,924	1,971,172	—	—
1.10%	2,748,885	699,439	3,912,279	—	—
1.15%	—	—	—	—	—
1.20%	2,305,577	323,865	2,253,957	165,181	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	581,028	28,410	70,642	—	—
1.30%	2,233,218	512,376	1,907,677	—	—
1.35%	574,962	298,584	2,210,703	—	—
1.40%	74,876	222,182	13,688	—	—
1.45%	543,380	95,462	576,960	—	—
1.50%	376,214	58,148	177,102	—	—
1.55%	49,368	—	58,269	—	—
1.60%	18,280	30	3,939	—	—
1.65%	81,817	27,183	129,928	—	—
1.70%	7,135	5,622	49,554	—	—
1.75%	59,679	1,555	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	91,702	—	—
1.90%	—	—	—	—	—
Total	46,371,945	4,395,447	29,874,494	10,469,712	2,779,118

92	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	146,132	11,101	72,854	1,471,343	2,702,233
0.60%	—	—	—	34,169	—
0.75%	6,218,161	2,033,973	2,248,736	38,344,524	52,291,444
0.85%	4,068,426	—	1,636,137	225,786,071	166,935,979
0.95%	12,794,170	1,630,900	3,447,918	152,981,610	25,063,645
1.00%	1,545,330	—	655,911	6,703,817	7,067,636
1.05%	1,801,693	—	821,188	16,497,288	57,916,855
1.10%	4,094,327	—	5,341,930	37,618,934	37,157,747
1.15%	—	—	—	207,517	—
1.20%	2,281,370	—	1,448,675	67,067,946	1,590,476
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	180,030	—	132,585	2,252,305	3,884,178
1.30%	1,991,464	—	743,816	16,142,216	8,431,818
1.35%	1,344,624	—	390,045	9,978,891	—
1.40%	27,216	—	6,318	4,349,592	—
1.45%	523,566	—	83,275	3,963,853	985,576
1.50%	223,801	—	75,215	1,987,494	—
1.55%	—	—	—	566,305	—
1.60%	39,185	—	57,286	682,885	—
1.65%	—	—	1,197	2,197,716	—
1.70%	121,769	—	8,236	398,230	—
1.75%	29,922	—	11,493	146,935	—
1.80%	—	—	4,696	—	—
1.85%	—	—	—	213,820	—
1.90%	—	—	—	—	—
Total	37,431,186	3,675,974	17,187,511	589,593,461	364,027,587

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	1,096,516	294,945	54	54	—
0.60%	—	—	—	—	—
0.75%	25,210,081	29,120,950	682,232	913,099	4,976,915
0.85%	64,097,858	134,772,783	6,435,326	5,880,713	24,241,346
0.95%	78,912,350	31,019,623	62,630,149	46,892,542	190,636,663
1.00%	4,640,831	4,313,499	65,794	999	735,912
1.05%	16,141,094	89,262,267	4,032,812	1,202,238	14,406,187
1.10%	19,571,228	34,013,368	16,215,117	14,644,379	78,393,838
1.15%	12,116	—	—	—	—
1.20%	40,481,661	3,757,710	2,942,026	984,709	11,719,356
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,254,528	3,987,079	15,300	—	130,865
1.30%	25,984,174	20,733,495	2,225,431	1,001,418	10,912,152
1.35%	8,908,127	—	341,596	783,772	8,168,748
1.40%	7,304,246	—	—	—	1,310,585
1.45%	6,480,245	8,540,662	—	104,043	3,204,808
1.50%	2,559,994	—	1,493	—	947,572
1.55%	3,073,254	—	216,978	—	—
1.60%	838,968	—	—	—	66,132
1.65%	2,317,906	—	—	—	2,760
1.70%	2,237,975	—	—	—	561,111
1.75%	481,598	—	—	—	—
1.80%	1,033,388	—	—	—	—
1.85%	336,129	—	—	—	1,658,406
1.90%	—	—	—	—	—
Total	313,974,267	359,816,381	95,804,308	72,407,966	352,073,356

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	93

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	355,449	5,746,599	1,568,363	2,419,903	5,544,327
0.60%	—	—	—	—	—
0.75%	13,370,114	159,164,109	107,281,539	202,039,153	431,168,344
0.85%	68,516,880	1,084,786,083	746,659,767	1,420,406,744	2,287,166,948
0.95%	551,934,088	4,142,751,255	5,611,465,336	1,174,751,820	294,255,448
1.00%	1,503,843	18,916,590	15,614,098	29,474,388	64,320,919
1.05%	33,260,325	349,612,847	962,479,989	114,235,068	887,951,507
1.10%	259,403,896	1,457,370,382	1,935,600,646	232,422,548	538,896,709
1.15%	531,621	2,705,822	8,022,788	809,217	—
1.20%	37,933,219	221,884,966	290,652,247	687,203,452	30,698,862
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,813	267,177	547,495	13,001,265	17,471,211
1.30%	35,519,897	104,138,402	314,108,578	154,848,607	213,954,501
1.35%	29,337,044	116,190,769	191,571,280	74,553,316	—
1.40%	1,028,373	3,584,749	23,925,381	39,432,775	—
1.45%	8,156,641	10,599,391	25,505,502	64,785,921	15,268,307
1.50%	926,644	5,163,230	15,918,137	19,721,620	—
1.55%	52,420	2,503,618	11,140,907	6,535,899	—
1.60%	466,605	2,669,826	6,651,837	10,194,314	—
1.65%	72,619	1,478,868	3,467,201	17,690,909	—
1.70%	2,231,958	512,844	6,923,842	8,517,605	—
1.75%	29,125	39,777	3,155,856	2,808,347	—
1.80%	221,280	—	9,284	1,194,123	—
1.85%	385,074	79,148	359,840	2,541,937	—
1.90%	—	—	40,409	—	—
Total	1,045,271,928	7,690,166,452	10,282,670,322	4,279,588,931	4,786,697,083

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	1,114,224	6,411,592	1,504,802	1,555,441	85,862
0.60%	—	—	—	—	—
0.75%	114,302,532	190,983,798	63,093,423	97,808,652	9,947,316
0.85%	738,737,136	620,223,878	192,991,358	365,177,087	2,991,580
0.95%	543,397,783	122,006,973	242,611,856	82,016,829	5,225,725
1.00%	16,038,446	25,352,378	10,997,493	14,158,955	1,307,988
1.05%	59,098,820	240,802,205	37,995,974	193,216,594	1,489,473
1.10%	133,681,165	121,360,368	57,882,183	114,507,980	716,135
1.15%	362,311	—	640,921	—	—
1.20%	238,217,963	7,045,001	109,726,766	9,224,089	670,752
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,989,158	14,690,175	4,509,800	7,587,471	102,773
1.30%	66,160,185	37,243,160	49,985,144	67,224,969	304,241
1.35%	35,712,120	—	22,006,975	—	—
1.40%	13,404,987	—	14,330,977	—	—
1.45%	23,107,253	2,558,905	19,874,546	14,052,746	118,971
1.50%	8,880,124	—	4,586,021	—	—
1.55%	1,368,337	—	4,959,022	—	—
1.60%	3,698,652	—	5,020,610	—	—
1.65%	5,442,848	—	5,079,946	—	—
1.70%	3,037,544	—	3,995,521	—	—
1.75%	194,369	—	2,091,096	—	—
1.80%	347,081	—	567,300	—	—
1.85%	254,806	—	1,923,659	—	—
1.90%	—	—	901,102	—	—
Total	2,013,547,844	1,388,678,433	857,276,495	966,530,813	22,960,816

94	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	—	13,998	—	506,491	310,773
0.60%	—	—	—	—	—
0.75%	920,632	6,834,029	4,216,449	19,892,501	24,347,690
0.85%	5,403,819	79,500,628	33,608,637	10,786,461	7,871,721
0.95%	76,923,765	921,055,681	630,876,460	13,039,589	15,268,697
1.00%	—	798,491	909,874	2,998,927	4,556,544
1.05%	2,836,803	43,745,861	21,321,039	5,803,243	5,071,905
1.10%	22,818,554	279,931,329	209,060,769	4,090,042	2,858,173
1.15%	—	437,938	22,636	—	—
1.20%	2,923,614	28,905,398	24,515,545	1,158,975	1,709,295
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	58,821	139,037	140,482	560,895	487,035
1.30%	4,740,742	17,010,057	21,109,440	1,220,886	1,045,527
1.35%	2,009,156	17,305,748	11,253,405	—	—
1.40%	69,740	1,677,977	2,164,999	—	—
1.45%	543,981	2,927,503	4,243,984	333,034	268,933
1.50%	104,465	166,628	563,249	—	—
1.55%	—	285,145	305,161	—	—
1.60%	—	738,502	256,130	—	—
1.65%	2,309	1,046,307	359,868	—	—
1.70%	69,039	348,543	659,050	—	—
1.75%	—	136,500	244,616	—	—
1.80%	18,908	43,653	17,944	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	119,444,348	1,403,048,953	965,849,737	60,391,044	63,796,293

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	—	134,173	42,768	2,063
0.60%	—	—	—	—
0.75%	5,332,791	5,700,633	5,145,963	757,715
0.85%	—	3,458,303	3,205,124	355,085
0.95%	3,272,146	5,463,163	7,938,545	3,596,818
1.00%	609,706	1,245,201	795,428	127,387
1.05%	—	2,114,466	2,190,977	350,740
1.10%	—	1,140,895	2,665,783	846,209
1.15%	—	—	14,356	—
1.20%	266,842	596,614	1,463,112	536,646
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	249,829	154,391	140,486
1.30%	—	702,652	1,172,840	709,373
1.35%	—	—	1,426,841	328,855
1.40%	—	—	64,707	—
1.45%	—	176,545	159,553	519,546
1.50%	—	—	207,622	6,630
1.55%	—	—	6,027	15,558
1.60%	—	—	43,157	5,292
1.65%	—	—	7,576	9,782
1.70%	—	—	32,129	7,986
1.75%	—	—	—	—
1.80%	—	—	23,679	—
1.85%	—	—	—	1,500
1.90%	—	—	—	—
Total	9,481,485	20,982,474	26,760,578	8,317,671

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	95

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$81,972	$22,165	$378,498	$568,119	$248,521
0.60%	86	—	—	—	127
0.75%	336,088	1,561,857	33,340,398	40,338,424	4,039,923
0.85%	150,590	1,277,542	6,559,357	8,711,623	2,618,562
0.95%	2,274,338	1,070,294	21,542,072	22,641,061	9,390,483
1.00%	34,549	163,301	4,506,926	6,932,766	1,117,330
1.05%	260,691	536,960	3,441,879	3,951,750	1,880,935
1.10%	2,241,393	551,128	1,653,418	3,970,661	4,618,678
1.15%	84	—	—	—	8,359
1.20%	1,353,770	131,113	2,070,089	2,422,416	3,128,634
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80	131,069	233,525	509,738	239,212
1.30%	1,552,413	145,490	532,497	1,683,499	1,876,092
1.35%	264,413	—	—	—	1,930,325
1.40%	78	—	—	—	156,171
1.45%	115,946	25,170	97,454	297,480	440,108
1.50%	27,937	—	—	—	56,806
1.55%	10,690	—	—	—	39,919
1.60%	73,518	—	—	—	145,448
1.65%	77	—	—	—	59,439
1.70%	17,556	—	—	—	84,045
1.75%	80	—	—	—	13,735
1.80%	80	—	—	—	36,801
1.85%	133,969	—	—	—	1,023
1.90%	80	—	—	—	115
Total	$8,930,478	$5,616,089	$74,356,113	$92,027,537	$32,130,791

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$6,681	$373,757	$428,367	$109,546	$132,924
0.60%	—	—	—	—	96
0.75%	4,500,122	12,459,480	10,293,633	17,871,436	8,879,025
0.85%	—	9,860,835	4,587,093	—	4,588,445
0.95%	2,977,660	10,490,426	6,632,727	11,928,284	24,070,218
1.00%	—	2,587,905	2,016,474	—	2,763,655
1.05%	—	7,167,176	3,051,189	—	3,585,801
1.10%	—	3,631,224	1,366,599	—	7,765,877
1.15%	—	—	—	—	3,666
1.20%	—	1,162,796	1,300,452	—	5,486,488
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	506,111	554,844	—	277,774
1.30%	—	2,009,354	491,490	—	5,710,236
1.35%	—	—	—	—	3,860,870
1.40%	—	—	—	—	566,055
1.45%	—	392,968	820,552	—	1,943,524
1.50%	—	—	—	—	804,717
1.55%	—	—	—	—	53,464
1.60%	—	—	—	—	211,024
1.65%	—	—	—	—	151,997
1.70%	—	—	—	—	320,374
1.75%	—	—	—	—	30,280
1.80%	—	—	—	—	74
1.85%	—	—	—	—	130,585
1.90%	—	—	—	—	73
Total	$7,484,463	$50,642,032	$31,543,420	$29,909,266	$71,337,242

96	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$83	$1,286,455	$38,678	$390,903	$408,892
0.60%	—	51	83	6,443	—
0.75%	10,855,338	74,155,980	313,005	12,223,178	117,367,691
0.85%	—	30,030,320	282,655	6,730,237	5,068,269
0.95%	5,116,209	100,905,095	1,517,097	26,703,475	54,707,302
1.00%	1,680,232	14,671,103	124,551	2,600,000	7,271,922
1.05%	—	20,315,212	204,417	4,346,032	3,034,725
1.10%	—	41,908,146	966,134	10,296,897	1,873,118
1.15%	—	240,204	100	487	—
1.20%	706,901	23,345,327	419,136	8,017,709	2,692,345
1.25%	—	—	—	—	—
1.25%	—	3,314,186	—	—	668,747
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	56,354,798	—	—	118,893,565
1.25%	—	—	3,978	277,856	—
1.30%	—	24,545,325	222,381	3,553,353	799,454
1.35%	—	21,570,651	268,453	5,005,383	—
1.40%	—	1,135,433	1,453	259,851	—
1.45%	—	4,978,606	54,361	1,207,702	133,488
1.50%	—	2,030,454	35,515	803,644	—
1.55%	—	556,278	16,638	49,928	—
1.60%	—	627,411	13,161	320,762	—
1.65%	—	758,382	5,971	65,515	—
1.70%	—	1,019,075	97	400,602	—
1.75%	—	331,256	97	14,857	—
1.80%	—	130,514	96	22	—
1.85%	—	536,557	96	32,117	—
1.90%	—	46	3,249	22	—
Total	$18,358,763	$424,746,865	$4,491,402	$83,306,975	$312,919,518

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3
0.55%	$7,509	$2,347,837	$642,889	$1,540,710	$333,697
0.60%	20	—	76	—	—
0.75%	379,544	168,451,660	1,624,872	33,140,906	25,181,619
0.85%	287,222	38,317,700	1,031,329	12,152,432	6,533,900
0.95%	828,886	95,447,896	4,401,040	19,711,092	20,940,996
1.00%	79,185	23,637,591	316,501	6,479,239	3,102,117
1.05%	200,569	18,103,499	993,256	6,305,388	4,440,200
1.10%	210,717	12,921,456	1,294,114	5,900,783	1,788,854
1.15%	20	—	74	—	—
1.20%	297,842	8,720,104	924,356	1,844,021	2,487,651
1.25%	—	52,486,794	—	23,544,243	—
1.25%	—	2,410,829	—	894,182	351,283
1.25%	—	—	—	—	—
1.25%	—	—	—	—	6,110,843
1.25%	—	—	—	—	—
1.25%	6,043	—	123,195	—	—
1.30%	363,448	5,587,884	685,294	1,674,884	1,364,012
1.35%	251,901	—	592,311	—	—
1.40%	19	—	13,751	—	—
1.45%	54,329	1,856,561	185,288	369,485	468,207
1.50%	19	—	66,513	—	—
1.55%	8,734	—	14,852	—	—
1.60%	19	—	10,531	—	—
1.65%	9,335	—	28,835	—	—
1.70%	4,027	—	48,127	—	—
1.75%	20	—	139	—	—
1.80%	20	—	73	—	—
1.85%	20	—	73	—	—
1.90%	20	—	73	—	—
Total	$2,989,468	$430,289,811	$12,997,562	$113,557,365	$73,103,379

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	97

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$3,827,111	$1,203,782	$1,128,054	$1,170,773	$1,160,667
0.60%	—	—	—	—	—
0.75%	38,569,131	65,801,875	39,108,335	105,800,757	58,313,940
0.85%	10,408,242	15,623,110	15,837,754	26,713,405	7,996,557
0.95%	28,570,611	51,014,448	27,489,384	81,369,692	30,393,669
1.00%	4,031,607	8,030,256	6,381,510	12,301,273	5,192,896
1.05%	6,636,849	10,236,235	10,421,507	19,957,893	3,817,501
1.10%	3,799,484	4,799,387	5,312,162	6,518,172	2,400,223
1.15%	—	—	—	—	—
1.20%	2,449,003	5,240,974	5,016,592	10,000,237	2,088,508
1.25%	—	—	—	—	—
1.25%	2,154,329	740,224	—	1,054,040	—
1.25%	—	—	—	—	—
1.25%	—	22,339,166	—	—	—
1.25%	14,115,331	—	—	26,324,787	—
1.25%	—	—	977,555	—	477,318
1.30%	1,185,829	2,404,928	3,142,622	5,209,061	725,477
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,137,255	1,999,785	1,071,624	1,638,983	135,895
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$116,884,782	$189,434,170	$115,887,099	$298,059,073	$112,702,651

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$430,704	$12,341	$13,574	$277,504	$533,948
0.60%	23	80	80	—	—
0.75%	62,515,874	4,893,582	1,966,782	22,337,243	14,151,680
0.85%	18,574,375	2,876,719	775,075	3,820,862	10,036,953
0.95%	104,746,017	13,341,785	4,270,051	12,519,528	9,150,639
1.00%	12,350,230	709,438	278,102	1,460,517	2,024,913
1.05%	12,600,039	2,348,361	987,727	2,003,553	4,904,372
1.10%	31,626,728	2,776,717	886,503	1,093,037	3,009,375
1.15%	167,707	21,071	78	—	—
1.20%	21,876,243	4,008,333	719,893	756,620	1,033,769
1.25%	—	—	—	—	—
1.25%	—	—	—	112,455	—
1.25%	—	—	—	22,759,465	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,293,293	216,682	62,697	—	267,273
1.30%	22,332,037	2,669,016	591,828	349,628	1,276,752
1.35%	12,359,720	2,081,410	600,194	—	—
1.40%	866,880	307,158	67,036	—	—
1.45%	3,822,705	830,897	299,844	68,376	263,538
1.50%	2,113,942	168,989	32,253	—	—
1.55%	448,458	57,146	23,347	—	—
1.60%	365,662	44,427	74	—	—
1.65%	321,488	57,367	77	—	—
1.70%	751,821	290,746	2,541	—	—
1.75%	23,186	100	7,826	—	—
1.80%	14,567	87	76	—	—
1.85%	83,702	74,601	76	—	—
1.90%	16,688	78	76	—	—
Total	$309,702,089	$37,787,131	$11,585,810	$67,558,788	$46,653,212

98	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$556,313	$174,207	$256,981	$87,270	$172,026
0.60%	—	—	—	—	—
0.75%	17,094,976	9,757,044	15,591,236	26,130,164	4,251,990
0.85%	5,995,014	4,297,017	2,402,710	6,031,100	1,738,324
0.95%	10,686,906	8,987,082	9,679,749	21,678,569	3,155,400
1.00%	2,103,703	1,592,258	1,892,995	2,623,900	1,258,878
1.05%	3,346,794	4,349,610	1,720,738	3,604,355	1,250,110
1.10%	2,853,117	1,241,710	1,040,727	1,366,981	966,161
1.15%	—	—	—	—	—
1.20%	1,127,929	1,230,662	688,354	2,539,075	259,675
1.25%	—	—	—	—	—
1.25%	565,502	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,904,558	—	—	—	—
1.25%	—	122,924	155,904	318,027	108,428
1.30%	1,200,279	605,554	676,266	1,198,766	360,740
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	149,725	129,286	34,444	684,698	133,865
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$66,584,816	$32,487,354	$34,140,104	$66,262,905	$13,655,597

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$426,133	$558,646	$18,293	$736,142	$164,810
0.60%	67	—	79	—	—
0.75%	2,279,155	28,257,425	1,229,912	37,491,768	6,882,321
0.85%	996,275	10,160,160	948,434	23,740,231	5,637,047
0.95%	4,223,198	20,325,014	7,009,650	23,354,508	4,366,290
1.00%	1,054,984	4,165,447	321,101	5,397,452	617,405
1.05%	787,932	6,168,929	711,008	11,437,408	2,464,549
1.10%	1,779,493	1,971,048	1,866,553	7,398,559	1,165,749
1.15%	69	—	78	—	—
1.20%	786,284	3,273,135	1,818,709	2,404,376	507,458
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	180,641	557,086	84,610	1,492,458	185,741
1.30%	510,131	1,759,219	1,391,792	2,886,763	998,153
1.35%	765,485	—	739,988	—	—
1.40%	66	—	14,576	—	—
1.45%	239,849	957,196	111,198	795,807	156,328
1.50%	36,705	—	40,938	—	—
1.55%	14,866	—	24,259	—	—
1.60%	31,369	—	18,636	—	—
1.65%	10,341	—	13,954	—	—
1.70%	4,208	—	20,237	—	—
1.75%	125	—	75	—	—
1.80%	65	—	62	—	—
1.85%	1,211	—	75	—	—
1.90%	65	—	75	—	—
Total	$14,128,717	$78,153,305	$16,384,292	$117,135,472	$23,145,851

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	99

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$263,263	$23,013	$20,031	$2,381,070	$1,929,860
0.60%	—	75	76	—	7,287
0.75%	10,383,792	3,289,364	2,489,442	42,552,870	89,241,450
0.85%	4,723,311	1,317,200	1,334,258	17,881,020	47,420,188
0.95%	7,678,763	9,551,599	4,548,668	37,944,987	100,258,662
1.00%	2,326,839	546,351	393,135	7,052,303	16,002,996
1.05%	3,022,409	1,151,918	658,355	12,794,639	32,182,960
1.10%	2,306,028	1,660,151	952,155	7,390,107	39,955,312
1.15%	—	4,854	72	—	66,157
1.20%	811,407	1,378,528	978,130	4,787,396	18,437,308
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	304,642	122,991	160,783	1,692,430	5,232,585
1.30%	900,008	1,520,631	688,726	5,489,530	18,312,025
1.35%	—	1,237,102	579,361	—	10,809,872
1.40%	—	103,346	172,485	—	1,077,937
1.45%	180,288	472,230	125,559	2,482,710	5,278,502
1.50%	—	162,596	110,219	—	1,612,639
1.55%	—	145,271	13,299	—	222,741
1.60%	—	16,727	26,285	—	142,043
1.65%	—	62,120	20,337	—	192,492
1.70%	—	75,495	73,349	—	410,568
1.75%	—	75	464	—	13,879
1.80%	—	10,925	71	—	10,085
1.85%	—	75	2,514	—	72,326
1.90%	—	73	69	—	40,646
Total	$32,900,750	$22,852,710	$13,347,843	$142,449,062	$388,930,520

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$336,025	$391,640	$24,907	$354,214	$597,076
0.60%	—	—	—	6,427	—
0.75%	21,025,008	38,457,390	5,786,084	21,007,699	34,119,098
0.85%	—	—	—	9,878,954	6,452,208
0.95%	13,935,935	28,004,278	4,056,790	38,626,196	21,014,264
1.00%	—	—	—	4,962,884	4,604,262
1.05%	—	—	—	11,125,272	2,799,006
1.10%	—	—	—	13,544,989	2,518,051
1.15%	—	—	—	47,256	—
1.20%	—	—	—	7,838,062	1,967,794
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,785,762	264,577
1.30%	—	—	—	7,238,919	1,638,392
1.35%	—	—	—	4,789,454	—
1.40%	—	—	—	195,368	—
1.45%	—	—	—	2,191,440	122,649
1.50%	—	—	—	541,543	—
1.55%	—	—	—	102,270	—
1.60%	—	—	—	201,679	—
1.65%	—	—	—	226,921	—
1.70%	—	—	—	279,495	—
1.75%	—	—	—	81	—
1.80%	—	—	—	81	—
1.85%	—	—	—	44,900	—
1.90%	—	—	—	54,869	—
Total	$35,296,968	$66,853,308	$9,867,781	$125,044,735	$76,097,377

100	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$83,294	$787,540	$1,149,919	$245,266	$223,603
0.60%	90	129	—	66	—
0.75%	5,041,867	34,887,366	61,393,586	447,714	3,162,081
0.85%	3,766,445	9,611,648	—	321,010	—
0.95%	14,984,960	31,504,429	37,230,664	2,186,779	1,941,526
1.00%	952,370	5,403,127	8,993,416	130,683	—
1.05%	2,321,184	4,499,585	—	183,719	—
1.10%	9,470,148	7,428,169	—	465,284	—
1.15%	87	45,199	—	64	—
1.20%	5,925,125	5,715,663	3,857,420	516,179	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	267,117	298,115	—	28,459	—
1.30%	3,231,965	3,387,544	—	559,035	—
1.35%	3,836,602	2,999,605	—	243,282	—
1.40%	201,910	316,462	—	14,557	—
1.45%	1,734,261	430,920	—	47,522	—
1.50%	295,374	301,106	—	1,171	—
1.55%	64,207	37,505	—	70	—
1.60%	130,753	66,994	—	1,639	—
1.65%	143,211	41,980	—	96	—
1.70%	194,120	79,551	—	1,465	—
1.75%	13,804	39,963	—	69	—
1.80%	89	558	—	63	—
1.85%	91,369	2,343	—	69	—
1.90%	84	108	—	62	—
Total	$52,750,436	$107,885,609	$112,625,005	$5,394,323	$5,327,210

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$1,000,670	$4,144	$227,735	$984,375	$679,899
0.60%	—	—	84	—	—
0.75%	47,916,895	7,464,837	4,635,935	47,173,782	11,403,861
0.85%	8,183,028	—	2,133,279	9,488,960	7,914,777
0.95%	31,161,105	3,867,308	10,717,740	23,922,425	6,518,182
1.00%	5,616,671	—	2,014,066	11,291,856	1,998,041
1.05%	5,033,935	—	2,281,533	4,762,044	4,978,695
1.10%	1,906,189	—	4,795,991	3,188,671	3,706,438
1.15%	—	—	9,085	—	—
1.20%	2,478,827	—	2,749,998	4,673,717	554,897
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	499,928	—	248,123	549,217	275,963
1.30%	1,220,933	—	4,398,600	2,118,527	1,117,619
1.35%	—	—	1,541,061	—	—
1.40%	—	—	147,949	—	—
1.45%	173,970	—	905,510	402,466	205,161
1.50%	—	—	222,303	—	—
1.55%	—	—	70	—	—
1.60%	—	—	160,331	—	—
1.65%	—	—	145,731	—	—
1.70%	—	—	73,840	—	—
1.75%	—	—	303,029	—	—
1.80%	—	—	71	—	—
1.85%	—	—	55,974	—	—
1.90%	—	—	78	—	—
Total	$105,192,151	$11,336,289	$37,768,116	$108,556,040	$39,353,533

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	101

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
0.55%	$392,098	$120,058	$17,633	$197,413	$62,743
0.60%	—	—	82	150	—
0.75%	18,452,540	9,535,503	1,515,674	3,423,200	9,414,964
0.85%	7,781,527	—	1,237,678	1,571,775	—
0.95%	14,416,840	6,387,414	4,093,462	9,783,615	5,143,020
1.00%	2,523,685	510,168	554,741	1,816,603	—
1.05%	4,574,497	—	862,306	909,656	—
1.10%	2,580,613	—	2,799,453	6,227,056	—
1.15%	—	—	79	150	—
1.20%	1,051,830	278,371	924,881	3,188,697	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	432,750	—	105,910	51,391	—
1.30%	962,873	—	981,682	1,675,643	—
1.35%	—	—	870,484	1,867,681	—
1.40%	—	—	72	40,680	—
1.45%	245,936	—	347,111	379,620	—
1.50%	—	—	218,484	146,836	—
1.55%	—	—	19,721	21,926	—
1.60%	—	—	17,724	57,368	—
1.65%	—	—	81	323,263	—
1.70%	—	—	28,483	127,932	—
1.75%	—	—	7,839	12,648	—
1.80%	—	—	69	5,832	—
1.85%	—	—	101	10,145	—
1.90%	—	—	76	149	—
Total	$53,415,189	$16,831,514	$14,603,826	$31,839,429	$14,620,727

Subaccount	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$29,404	$362,044	$107,512	$294,881	$170,178
0.60%	79	—	—	194	95
0.75%	5,695,526	13,786,127	11,025,749	8,537,227	2,187,433
0.85%	3,845,187	—	—	7,684,385	1,255,424
0.95%	15,263,092	7,474,426	7,797,871	10,285,253	4,642,344
1.00%	1,365,258	580,991	363,203	1,498,077	430,536
1.05%	2,724,156	—	—	3,308,419	917,337
1.10%	3,979,462	—	—	3,960,981	2,340,276
1.15%	104,734	—	—	30,054	93
1.20%	3,273,105	237,456	192,920	2,402,714	1,636,465
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	227,850	—	—	373,670	139,909
1.30%	2,399,204	—	—	1,619,031	4,563,072
1.35%	1,427,973	—	—	1,107,255	446,898
1.40%	295,605	—	—	5,498	82
1.45%	852,719	—	—	496,674	151,728
1.50%	168,380	—	—	275,893	26,491
1.55%	18,550	—	—	49,654	15,629
1.60%	62,285	—	—	55,722	115,184
1.65%	39,358	—	—	196	100
1.70%	99,360	—	—	66,238	151,236
1.75%	75	—	—	209	91
1.80%	90	—	—	7,804	83
1.85%	1,767	—	—	6,464	54,515
1.90%	33,432	—	—	176	89
Total	$41,906,651	$22,441,044	$19,487,255	$42,066,669	$19,245,288

102	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$130,900	$197,612	$1,065,364	$286,756	$259,929
0.60%	—	—	155	—	131
0.75%	23,730,739	16,849,913	41,483,020	7,877,929	6,835,442
0.85%	3,581,568	—	19,532,496	4,773,231	5,596,768
0.95%	14,413,156	9,921,068	40,051,290	5,990,648	10,006,246
1.00%	3,271,682	1,388,088	7,019,845	1,697,415	1,386,021
1.05%	2,873,526	—	11,207,564	3,307,937	3,890,799
1.10%	2,721,339	—	11,254,182	1,742,087	4,618,760
1.15%	—	—	11,037	—	7,141
1.20%	1,302,886	844,524	7,407,602	725,123	2,469,344
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	529,186	—	1,074,968	305,978	686,808
1.30%	928,620	—	4,726,803	846,012	2,379,664
1.35%	—	—	2,699,157	—	848,986
1.40%	—	—	642,511	—	129,388
1.45%	286,431	—	1,469,858	280,918	282,821
1.50%	—	—	797,473	—	132,464
1.55%	—	—	173,930	—	24,959
1.60%	—	—	113,745	—	7,966
1.65%	—	—	90,487	—	29,587
1.70%	—	—	122,544	—	43,198
1.75%	—	—	15,624	—	87
1.80%	—	—	2,718	—	634
1.85%	—	—	52,456	—	119
1.90%	—	—	141	—	119
Total	$53,770,033	$29,201,205	$151,014,970	$27,834,034	$39,637,381

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$85,740	$70,023	$598,900	$1,629,549	$579,939
0.60%	—	68	8,927	77	5,994
0.75%	2,915,017	208,295	27,757,751	75,151,768	16,917,861
0.85%	2,131,962	575,509	11,623,076	27,150,144	7,990,315
0.95%	2,241,229	1,051,254	30,584,031	63,975,677	23,849,513
1.00%	427,301	10,352	6,304,186	12,309,839	4,218,269
1.05%	969,714	70,522	8,680,665	20,897,913	8,169,903
1.10%	1,056,739	454,446	9,630,224	11,039,296	7,878,993
1.15%	—	66	19,987	5,143	133
1.20%	115,158	361,691	7,288,899	8,323,264	5,745,791
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	128,809	2,848	1,179,506	1,817,199	470,127
1.30%	591,847	506,355	4,779,667	8,549,962	4,669,629
1.35%	—	64,682	4,281,415	1,123,701	2,777,366
1.40%	—	18,347	110,962	73	211,628
1.45%	113,042	182,826	742,009	2,594,207	533,216
1.50%	—	86	332,393	77,435	314,258
1.55%	—	72	164,432	49,609	114,716
1.60%	—	65	217,837	9,999	69,555
1.65%	—	65	72,452	42,281	42,663
1.70%	—	1,064	86,525	98,446	25,010
1.75%	—	7,587	23,855	73	115
1.80%	—	73	51,249	76	746
1.85%	—	65	197	26,229	984
1.90%	—	64	197	72	6,235
Total	$10,776,558	$3,586,425	$114,539,342	$234,872,032	$84,592,959

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	103

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$307,731	$3,908	$34,641	$52,769	$57,923
0.60%	87	81	2,215	—	—
0.75%	17,370,048	267,456	3,319,685	14,842,038	6,397,354
0.85%	9,572,162	108,755	1,892,078	—	—
0.95%	19,062,224	1,196,037	11,118,969	10,017,639	4,888,060
1.00%	3,057,992	86,493	518,419	718,583	—
1.05%	7,024,401	559,208	2,006,207	—	—
1.10%	4,153,340	724,696	3,970,432	—	—
1.15%	78	78	2,147	—	—
1.20%	3,349,683	333,313	2,274,388	397,797	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	861,666	29,223	71,078	—	—
1.30%	3,290,074	523,731	1,913,940	—	—
1.35%	708,120	304,237	2,212,031	—	—
1.40%	91,800	225,642	13,661	—	—
1.45%	812,871	96,623	573,909	—	—
1.50%	408,349	58,652	175,654	—	—
1.55%	59,878	94	57,628	—	—
1.60%	22,037	109	5,953	—	—
1.65%	98,225	27,146	127,762	—	—
1.70%	8,531	5,597	48,592	—	—
1.75%	71,044	1,618	2,021	—	—
1.80%	70	75	2,070	—	—
1.85%	80	75	89,151	—	—
1.90%	79	75	2,057	—	—
Total	$70,330,570	$4,552,922	$30,434,688	$26,028,826	$11,343,337

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$145,577	$46,341	$54,036	$2,540,090	$4,670,609
0.60%	99	—	115	49,058	—
0.75%	6,124,043	6,400,781	1,648,992	65,046,644	88,801,533
0.85%	3,983,788	—	1,193,091	380,189,002	281,162,714
0.95%	12,456,673	4,933,531	2,499,786	256,097,313	41,836,386
1.00%	1,500,288	—	473,863	11,132,231	11,749,905
1.05%	1,744,213	—	592,007	27,282,056	95,813,273
1.10%	3,952,626	—	3,839,923	61,918,067	61,225,746
1.15%	96	—	106	289,601	—
1.20%	2,189,646	—	1,035,460	109,520,278	2,597,293
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	172,292	—	94,498	3,659,200	6,317,494
1.30%	1,900,445	—	528,634	26,097,240	13,646,904
1.35%	1,279,862	—	276,410	16,725,409	—
1.40%	25,823	—	4,465	7,261,317	—
1.45%	495,375	—	58,672	6,326,130	1,574,698
1.50%	211,116	—	52,767	2,709,296	—
1.55%	76	—	98	933,589	—
1.60%	36,756	—	40,024	1,120,562	—
1.65%	75	—	835	3,591,792	—
1.70%	113,568	—	5,722	647,952	—
1.75%	27,828	—	7,962	238,098	—
1.80%	96	—	3,353	21	—
1.85%	75	—	109	284,667	—
1.90%	75	—	109	45	—
Total	$36,360,511	$11,380,653	$12,411,037	$983,659,658	$609,396,555

104	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$1,409,924	$379,277	$53	$74	$22
0.60%	43	—	20	20	21
0.75%	31,855,934	36,794,635	664,168	912,401	5,365,431
0.85%	80,330,522	168,904,269	6,256,899	5,868,753	26,006,385
0.95%	98,369,867	38,526,417	60,815,763	46,736,109	205,204,710
1.00%	5,741,360	5,336,429	63,846	1,015	783,418
1.05%	19,949,252	109,867,892	3,910,815	1,196,683	15,416,034
1.10%	23,994,297	41,701,853	15,714,637	14,567,466	83,672,017
1.15%	13,476	—	20	20	22
1.20%	49,274,123	4,565,849	2,847,501	978,257	12,434,905
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,728,602	4,825,294	14,799	20	137,518
1.30%	31,289,899	24,966,666	2,151,149	993,567	11,510,930
1.35%	10,742,273	—	329,981	777,127	8,594,441
1.40%	8,774,128	—	20	20	1,375,187
1.45%	7,702,965	10,152,036	19	103,047	3,352,279
1.50%	2,779,921	—	1,459	20	988,493
1.55%	3,645,950	—	209,064	20	22
1.60%	990,849	—	20	20	68,596
1.65%	2,725,804	—	20	20	2,854
1.70%	2,619,696	—	20	20	578,603
1.75%	561,500	—	20	20	22
1.80%	1,199,617	—	20	20	22
1.85%	356,493	—	20	20	1,695,637
1.90%	23	—	20	20	22
Total	$387,056,518	$446,020,617	$92,980,353	$72,134,759	$377,187,591

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$394,353	$7,424,873	$1,772,476	$4,441,484	$8,430,466
0.60%	21	21	21	22	—
0.75%	14,679,332	179,338,066	119,999,762	301,562,649	644,160,148
0.85%	74,859,186	1,216,647,394	831,042,822	2,101,956,849	3,388,869,668
0.95%	619,535,617	5,009,331,956	7,034,635,499	1,724,170,181	432,088,886
1.00%	1,630,019	21,046,729	17,245,717	43,080,128	94,079,349
1.05%	37,719,050	420,253,756	1,198,275,159	166,571,942	1,292,335,355
1.10%	288,698,116	1,747,241,595	2,240,411,449	336,866,494	781,168,627
1.15%	589,829	3,234,241	9,922,703	1,014,592	—
1.20%	41,966,380	264,459,089	358,266,002	986,338,642	44,102,601
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	37,258	293,435	596,909	18,596,527	24,999,957
1.30%	39,067,404	123,395,194	384,578,230	220,676,311	304,651,428
1.35%	32,181,542	137,308,655	233,792,871	107,133,134	—
1.40%	1,125,077	4,224,986	29,108,507	56,443,624	—
1.45%	8,895,833	12,453,952	30,913,333	91,002,091	21,461,087
1.50%	1,007,903	6,049,922	19,233,683	24,151,003	—
1.55%	56,782	2,925,861	13,419,646	9,238,656	—
1.60%	504,597	3,110,224	7,481,140	14,341,093	—
1.65%	78,281	1,718,102	4,147,702	24,789,685	—
1.70%	2,399,751	594,032	8,253,634	11,882,270	—
1.75%	31,236	45,949	3,749,663	3,901,483	—
1.80%	236,633	22	10,986	1,651,985	—
1.85%	410,536	90,918	424,676	3,039,603	—
1.90%	20	21	47,532	23	—
Total	$1,166,104,756	$9,161,188,993	$12,547,330,122	$6,252,850,471	$7,036,347,572

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	105

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$1,817,568	$10,433,487	$2,101,563	$2,176,899	$268,351
0.60%	21	—	21	—	—
0.75%	182,576,100	305,359,690	86,578,732	134,483,978	30,262,722
0.85%	1,170,355,720	983,498,737	262,648,717	498,014,237	5,273,896
0.95%	853,655,104	191,741,359	327,438,579	110,852,861	15,521,861
1.00%	25,075,455	39,685,242	14,774,767	19,060,969	3,596,284
1.05%	92,448,270	375,071,891	51,227,893	258,809,139	2,560,312
1.10%	207,148,449	188,277,871	77,069,477	152,773,549	1,223,302
1.15%	478,842	—	755,013	—	—
1.20%	365,860,063	10,832,368	144,942,954	12,197,041	1,782,319
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,690,742	22,496,260	5,926,961	9,992,928	172,485
1.30%	100,941,764	56,755,880	65,496,567	88,096,127	507,055
1.35%	55,429,522	—	28,907,429	—	—
1.40%	20,725,514	—	18,751,986	—	—
1.45%	34,803,220	3,849,373	25,757,965	18,178,949	194,497
1.50%	11,463,128	—	5,276,658	—	—
1.55%	2,088,906	—	6,407,601	—	—
1.60%	5,620,281	—	6,456,404	—	—
1.65%	8,238,116	—	6,507,248	—	—
1.70%	4,577,091	—	5,094,770	—	—
1.75%	291,742	—	2,655,657	—	—
1.80%	518,609	—	717,146	—	—
1.85%	321,262	—	2,161,706	—	—
1.90%	42	—	1,009,293	—	—
Total	$3,155,125,531	$2,188,002,158	$1,148,665,107	$1,304,636,677	$61,363,084

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$20	$14,246	$20	$1,697,291	$1,344,955
0.60%	22	23	22	—	—
0.75%	921,822	6,926,739	4,250,379	64,218,930	101,646,480
0.85%	5,820,039	91,946,843	37,549,642	18,780,848	18,516,895
0.95%	82,705,201	1,062,917,785	703,329,018	40,718,147	61,549,995
1.00%	20	806,735	914,258	11,170,016	16,203,099
1.05%	3,042,047	50,374,705	23,718,246	9,839,768	11,713,813
1.10%	24,443,403	322,007,084	232,318,663	6,893,239	6,515,549
1.15%	22	503,211	25,148	—	—
1.20%	3,124,977	33,177,468	27,183,427	4,194,290	5,972,680
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	62,827	159,416	155,625	927,636	1,089,260
1.30%	5,056,284	19,481,772	23,355,994	2,006,618	2,324,693
1.35%	2,140,569	19,799,191	12,437,737	—	—
1.40%	74,246	1,917,681	2,390,269	—	—
1.45%	578,304	3,342,054	4,680,462	537,291	586,607
1.50%	110,938	190,019	620,510	—	—
1.55%	22	324,824	335,827	—	—
1.60%	22	840,344	281,555	—	—
1.65%	2,466	1,189,326	395,164	—	—
1.70%	73,021	395,756	722,909	—	—
1.75%	22	154,822	268,027	—	—
1.80%	19,950	49,480	19,640	—	—
1.85%	22	22	22	—	—
1.90%	22	22	22	—	—
Total	$128,176,288	$1,616,519,568	$1,074,952,586	$160,984,074	$227,464,026

106	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$94	$221,283	$124,994	$2,263
0.60%	—	—	138	82
0.75%	12,961,440	9,188,859	14,518,431	821,942
0.85%	—	4,009,125	8,702,692	382,925
0.95%	7,563,327	8,516,588	21,668,548	3,857,806
1.00%	1,452,983	1,919,706	2,491,700	136,211
1.05%	—	2,382,792	5,769,897	373,935
1.10%	—	1,277,642	6,976,793	899,674
1.15%	—	—	24,789	79
1.20%	614,821	892,597	4,430,062	567,238
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	274,548	396,652	148,084
1.30%	—	767,512	2,993,368	745,533
1.35%	—	—	3,310,542	344,657
1.40%	—	—	149,498	90
1.45%	—	189,236	399,659	541,375
1.50%	—	—	348,264	6,884
1.55%	—	—	13,750	16,122
1.60%	—	—	98,037	5,467
1.65%	—	—	17,136	10,078
1.70%	—	—	72,372	8,206
1.75%	—	—	155	78
1.80%	—	—	52,890	78
1.85%	—	—	167	1,528
1.90%	—	—	126	77
Total	$22,592,665	$29,639,888	$72,560,660	$8,870,412

9.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2018	7,870	$1.17	to	$1.08	$8,930	1.54%	0.55%	to	1.90%	(7.86%)	to	(9.10%)
2017	7,130	$1.27	to	$1.19	$8,841	1.80%	0.55%	to	1.90%	13.70%	to	12.17%
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%	to	1.43%
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)	to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%	to	2.24%
AB VPS Global Thematic Gro, Cl B
2018	3,433	$1.71	to	$1.54	$5,616	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	4,683	$1.91	to	$1.74	$8,645	0.28%	0.55%	to	1.45%	35.55%	to	34.34%
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%	to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%	to	3.30%
AB VPS Gro & Inc, Cl B
2018	33,116	$2.39	to	$1.91	$74,356	0.73%	0.55%	to	1.45%	(6.36%)	to	(7.21%)
2017	36,558	$2.55	to	$2.06	$87,981	1.25%	0.55%	to	1.45%	17.95%	to	16.89%
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%	to	9.48%
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%	to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%	to	7.72%
AB VPS Intl Val, Cl B
2018	69,012	$1.70	to	$0.74	$92,028	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	78,291	$2.23	to	$0.98	$136,442	1.91%	0.55%	to	1.45%	24.41%	to	23.30%
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%	to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)	to	(7.81%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	107

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2018	40,353	$0.82	to	$0.76	$32,131	1.69%	0.55%	to	1.90%	(19.40%)	to	(20.49%)
2017	46,826	$1.01	to	$0.95	$46,485	1.84%	0.55%	to	1.90%	(1.38%)	to	(2.70%)
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%	to	38.16%
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)	to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%	to	9.79%
AC VP Intl, Cl I
2018	4,951	$1.59	to	$1.47	$7,484	1.29%	0.55%	to	0.95%	(15.69%)	to	(16.03%)
2017	5,612	$1.88	to	$1.75	$10,081	0.88%	0.55%	to	0.95%	30.49%	to	29.97%
2016	6,356	$1.44	to	$1.35	$8,770	1.11%	0.55%	to	0.95%	(6.02%)	to	(6.39%)
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%	to	(0.19%)
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)	to	(6.40%)
AC VP Mid Cap Val, Cl II
2018	23,734	$2.02	to	$2.25	$50,642	1.25%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	29,035	$2.34	to	$2.62	$71,937	1.40%	0.55%	to	1.45%	10.86%	to	9.87%
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%	to	20.96%
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)	to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%	to	14.57%
AC VP Ultra, Cl II
2018	12,466	$2.60	to	$2.43	$31,543	0.11%	0.55%	to	1.45%	0.04%	to	(0.86%)
2017	11,436	$2.60	to	$2.45	$29,024	0.24%	0.55%	to	1.45%	31.28%	to	30.11%
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%	to	2.85%
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%	to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%	to	8.25%
AC VP Val, Cl I
2018	9,425	$3.30	to	$3.06	$29,909	1.63%	0.55%	to	0.95%	(9.65%)	to	(10.01%)
2017	11,135	$3.66	to	$3.40	$39,156	1.64%	0.55%	to	0.95%	8.15%	to	7.72%
2016	13,292	$3.38	to	$3.16	$43,279	1.74%	0.55%	to	0.95%	19.82%	to	19.34%
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)	to	(4.79%)
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%	to	12.01%
BlackRock Global Alloc, Cl III
2018	58,332	$1.26	to	$1.15	$71,337	0.83%	0.55%	to	1.90%	(8.09%)	to	(9.32%)
2017	62,869	$1.37	to	$1.27	$84,099	1.30%	0.55%	to	1.90%	13.09%	to	11.58%
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%	to	1.86%
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)	to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%	to	0.01%
Calvert VP SRI Bal, Cl I
2018	10,525	$1.81	to	$1.83	$18,359	1.74%	0.55%	to	1.20%	(3.20%)	to	(3.84%)
2017	11,496	$1.87	to	$1.91	$20,774	1.99%	0.55%	to	1.20%	11.38%	to	10.66%
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%	to	6.57%
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)	to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%	to	8.35%
Col VP Bal, Cl 3
2018	209,029	$2.13	to	$1.44	$424,747	—	0.55%	to	1.90%	(6.41%)	to	(7.67%)
2017	221,556	$2.27	to	$1.56	$485,154	—	0.55%	to	1.90%	13.89%	to	12.37%
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%	to	4.41%
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%	to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%	to	8.06%
Col VP Commodity Strategy, Cl 2
2018	8,710	$0.53	to	$0.49	$4,491	—	0.55%	to	1.90%	(14.64%)	to	(15.79%)
2017	7,268	$0.62	to	$0.58	$4,412	5.58%	0.55%	to	1.90%	1.15%	to	(0.20%)
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%	to	10.26%
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)	to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)	to	(22.94%)
Col VP Contrarian Core, Cl 2
2018	52,094	$1.64	to	$1.52	$83,307	—	0.55%	to	1.90%	(9.64%)	to	(10.86%)
2017	57,727	$1.82	to	$1.70	$102,614	—	0.55%	to	1.90%	20.82%	to	19.21%
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%	to	6.37%
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%	to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%	to	10.71%

108	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2018	147,359	$1.89	to	$2.01	$312,920	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	166,607	$1.97	to	$2.12	$369,908	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%	to	6.38%
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%	to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%	to	13.56%
Col VP Div Abs Return, Cl 2
2018	3,749	$0.82	to	$0.76	$2,989	—	0.55%	to	1.90%	(9.24%)	to	(10.46%)
2017	3,975	$0.90	to	$0.85	$3,511	—	0.55%	to	1.90%	2.03%	to	0.67%
2016	4,827	$0.89	to	$0.84	$4,199	—	0.55%	to	1.90%	(3.16%)	to	(4.46%)
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)	to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)	to	(3.79%)
Col VP Divd Opp, Cl 3
2018	172,206	$2.93	to	$1.62	$430,290	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	206,320	$3.13	to	$1.75	$552,055	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%	to	11.88%
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)	to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%	to	8.32%
Col VP Emerg Mkts Bond, Cl 2
2018	13,128	$1.01	to	$0.94	$12,998	4.32%	0.55%	to	1.90%	(7.89%)	to	(9.13%)
2017	13,655	$1.10	to	$1.03	$14,750	4.45%	0.55%	to	1.90%	11.08%	to	9.59%
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%	to	8.99%
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)	to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%	to	(0.47%)
Col VP Emer Mkts, Cl 3
2018	53,483	$2.65	to	$1.51	$113,557	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	60,139	$3.40	to	$1.95	$164,139	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)	to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)	to	(3.68%)
Col VP Global Strategic Inc, Cl 3
2018	49,751	$1.67	to	$1.08	$73,103	4.33%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	59,884	$1.78	to	$1.16	$93,743	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)	to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%	to	(0.66%)
Col VP Govt Money Mkt, Cl 3
2018	105,979	$1.20	to	$0.93	$116,885	1.36%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	109,560	$1.19	to	$0.93	$120,109	0.29%	0.55%	to	1.45%	(0.25%)	to	(1.14%)
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.42%)
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.42%)
Col VP Hi Yield Bond, Cl 3
2018	78,729	$2.64	to	$1.83	$189,434	5.46%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	100,651	$2.77	to	$1.93	$253,612	5.36%	0.55%	to	1.45%	5.83%	to	4.88%
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%	to	10.11%
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)	to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%	to	2.12%
Col VP Inc Opp, Cl 3
2018	57,728	$2.15	to	$1.79	$115,887	4.80%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	76,235	$2.25	to	$1.89	$160,428	6.04%	0.55%	to	1.45%	5.80%	to	4.86%
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%	to	9.26%
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)	to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%	to	2.27%
Col VP Inter Bond, Cl 3
2018	167,470	$2.00	to	$1.38	$298,059	2.22%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	203,734	$2.01	to	$1.40	$364,529	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%	to	3.03%
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)	to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%	to	3.80%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	109

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2018	73,335	$1.48	to	$2.05	$112,703	—	0.55%	to	1.45%	(4.62%)		to	(5.48%)
2017	84,182	$1.55	to	$2.17	$135,480	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
Col VP Lg Cap Index, Cl 3
2018	149,134	$2.05	to	$1.76	$309,702	—	0.55%	to	1.90%	(5.34%)		to	(6.62%)
2017	142,086	$2.16	to	$1.89	$313,622	—	0.55%	to	1.90%	20.62%		to	19.01%
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%		to	9.41%
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
Col VP Limited Duration Cr, Cl 2
2018	36,076	$0.97	to	$0.97	$37,787	1.64%	0.55%	to	1.90%	(0.57%)		to	(1.90%)
2017	30,588	$0.98	to	$0.99	$32,256	2.06%	0.55%	to	1.90%	1.25%		to	(0.10%)
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%		to	3.30%
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(5)	to	(1.58%)
Col VP Long Govt/Cr Bond, Cl 2
2018	11,169	$1.05	to	$0.98	$11,586	3.20%	0.55%	to	1.90%	(5.90%)		to	(7.17%)
2017	13,756	$1.12	to	$1.05	$15,180	3.16%	0.55%	to	1.90%	10.39%		to	8.91%
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%		to	0.85%
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
Col VP Mid Cap Gro, Cl 3
2018	31,843	$2.53	to	$1.91	$67,559	—	0.55%	to	1.45%	(5.38%)		to	(6.23%)
2017	35,762	$2.68	to	$2.03	$80,801	—	0.55%	to	1.45%	22.12%		to	21.03%
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
Col VP Mid Cap Val, Cl 3
2018	22,628	$2.39	to	$1.71	$46,653	—	0.55%	to	1.45%	(13.88%)		to	(14.66%)
2017	27,611	$2.78	to	$2.00	$66,373	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
Col VP Overseas Core, Cl 3
2018	50,268	$1.25	to	$1.16	$66,585	2.69%	0.55%	to	1.45%	(17.16%)		to	(17.91%)
2017	59,162	$1.51	to	$1.41	$94,655	1.98%	0.55%	to	1.45%	26.67%		to	25.54%
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%		to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
Col VP Select Lg Cap Val, Cl 3
2018	14,388	$2.50	to	$1.92	$32,487	—	0.55%	to	1.45%	(12.79%)		to	(13.58%)
2017	15,242	$2.87	to	$2.23	$39,807	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
Col VP Select Sm Cap Val, Cl 3
2018	12,563	$3.19	to	$1.75	$34,140	—	0.55%	to	1.45%	(13.18%)		to	(13.96%)
2017	14,554	$3.67	to	$2.04	$45,595	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
Col VP US Govt Mtge, Cl 3
2018	47,865	$1.55	to	$1.12	$66,263	2.72%	0.55%	to	1.45%	1.16%		to	0.24%
2017	59,588	$1.54	to	$1.12	$81,742	2.77%	0.55%	to	1.45%	2.65%		to	1.73%
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%		to	1.10%
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%

110	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2018	29,778	$0.47	to	$0.44	$13,656	2.60%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	35,795	$0.54	to	$0.51	$18,741	9.03%	0.55%	to	1.45%	0.96%		to	0.06%
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
CTIVP AQR Man Fut Strategy, Cl 2
2018	15,682	$0.92	to	$0.85	$14,129	—	0.55%	to	1.90%	(8.26%)		to	(9.50%)
2017	19,590	$1.00	to	$0.94	$19,312	0.31%	0.55%	to	1.90%	(1.50%)		to	(2.81%)
2016	23,589	$1.02	to	$0.97	$23,575	5.39%	0.55%	to	1.90%	(9.58%)		to	(10.79%)
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	53,141	$1.55	to	$1.35	$78,153	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	60,599	$1.56	to	$1.38	$90,400	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
CTIVP Lazard Intl Eq Adv, Cl 2
2018	15,778	$1.06	to	$0.98	$16,384	1.99%	0.55%	to	1.90%	(16.67%)		to	(17.80%)
2017	12,629	$1.27	to	$1.20	$15,772	1.14%	0.55%	to	1.90%	22.97%		to	21.32%
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
CTIVP Loomis Sayles Gro, Cl 1
2018	86,651	$1.36	to	$1.33	$117,135	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	101,978	$1.40	to	$1.38	$142,510	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(7)	to	4.51	%(7)
CTIVP MFS Blend Res Core Eq, Cl 3
2018	13,454	$1.79	to	$1.63	$23,146	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	17,029	$1.95	to	$1.80	$32,189	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	12,856	$2.84	to	$2.16	$32,901	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
2017	12,502	$3.18	to	$2.44	$35,853	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP WF Short Duration Govt, Cl 2
2018	23,287	$1.00	to	$0.91	$22,853	0.96%	0.55%	to	1.90%	0.25%		to	(1.10%)
2017	19,668	$1.00	to	$0.92	$19,336	0.71%	0.55%	to	1.90%	(0.10%)		to	(1.44%)
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%		to	(1.11%)
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(5)	to	(1.18%)
DWS Alt Asset Alloc VIP, Cl B
2018	14,302	$0.96	to	$0.88	$13,348	1.94%	0.55%	to	1.90%	(9.85%)		to	(11.07%)
2017	18,141	$1.07	to	$0.99	$18,872	2.08%	0.55%	to	1.90%	6.43%		to	5.00%
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%		to	3.02%
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
EV VT Floating-Rate Inc, Init Cl
2018	103,408	$1.44	to	$1.29	$142,449	3.75%	0.55%	to	1.45%	(0.62%)		to	(1.52%)
2017	106,635	$1.45	to	$1.31	$148,477	3.26%	0.55%	to	1.45%	2.85%		to	1.93%
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	111

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Contrafund, Serv Cl 2
2018	190,555	$2.09	to	$1.62	$388,931	0.43%	0.55%	to	1.90%	(7.16%)		to	(8.41%)
2017	208,759	$2.25	to	$1.77	$461,169	0.77%	0.55%	to	1.90%	20.92%		to	19.31%
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%		to	5.71%
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
Fid VIP Gro & Inc, Serv Cl
2018	16,690	$2.22	to	$2.05	$35,297	0.25%	0.55%	to	0.95%	(9.58%)		to	(9.94%)
2017	19,471	$2.45	to	$2.28	$45,470	1.15%	0.55%	to	0.95%	16.13%		to	15.67%
2016	22,510	$2.11	to	$1.97	$45,379	1.58%	0.55%	to	0.95%	15.31%		to	14.85%
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)		to	(3.27%)
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%		to	9.34%
Fid VIP Mid Cap, Serv Cl
2018	10,955	$6.35	to	$5.88	$66,853	0.53%	0.55%	to	0.95%	(15.11%)		to	(15.45%)
2017	12,686	$7.48	to	$6.95	$91,328	0.60%	0.55%	to	0.95%	20.04%		to	19.57%
2016	14,794	$6.23	to	$5.82	$88,919	0.41%	0.55%	to	0.95%	11.50%		to	11.06%
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)		to	(2.43%)
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%		to	5.19%
Fid VIP Overseas, Serv Cl
2018	6,601	$1.56	to	$1.45	$9,868	1.37%	0.55%	to	0.95%	(15.35%)		to	(15.69%)
2017	7,741	$1.84	to	$1.71	$13,657	1.31%	0.55%	to	0.95%	29.39%		to	28.88%
2016	8,854	$1.43	to	$1.33	$12,112	1.27%	0.55%	to	0.95%	(5.64%)		to	(6.02%)
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%		to	2.51%
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)		to	(9.03%)
Fid VIP Strategic Inc, Serv Cl 2
2018	116,492	$1.10	to	$1.02	$125,045	3.67%	0.55%	to	1.90%	(3.36%)		to	(4.66%)
2017	104,865	$1.14	to	$1.07	$117,160	3.66%	0.55%	to	1.90%	6.96%		to	5.53%
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%		to	5.99%
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
Frank Global Real Est, Cl 2
2018	36,256	$2.96	to	$0.98	$76,097	2.62%	0.55%	to	1.45%	(7.29%)		to	(8.12%)
2017	44,547	$3.20	to	$1.06	$100,096	3.10%	0.55%	to	1.45%	9.87%		to	8.89%
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
Frank Inc, Cl 2
2018	44,620	$1.22	to	$1.12	$52,750	4.72%	0.55%	to	1.90%	(4.83%)		to	(6.12%)
2017	46,996	$1.28	to	$1.20	$58,671	4.15%	0.55%	to	1.90%	9.07%		to	7.62%
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%		to	11.89%
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
Frank Sm Cap Val, Cl 2
2018	34,466	$4.58	to	$1.51	$107,886	0.88%	0.55%	to	1.90%	(13.36%)		to	(14.53%)
2017	38,047	$5.28	to	$1.77	$138,461	0.52%	0.55%	to	1.90%	10.05%		to	8.57%
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%		to	27.73%
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
GS VIT Mid Cap Val, Inst
2018	26,237	$4.71	to	$3.09	$112,625	1.25%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
2017	30,996	$5.29	to	$3.50	$149,798	0.70%	0.55%	to	1.20%	10.46%		to	9.75%
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
GS VIT Multi-Strategy Alt, Advisor
2018	6,233	$0.88	to	$0.83	$5,394	2.36%	0.55%	to	1.90%	(7.61%)		to	(8.86%)
2017	5,549	$0.96	to	$0.91	$5,223	2.13%	0.55%	to	1.90%	4.57%		to	3.17%
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(5)	to	(3.75	%)(5)

112	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2018	1,610	$3.47	to	$3.21	$5,327	0.44%	0.55%	to	0.95%	(9.13%)		to	(9.49%)
2017	1,844	$3.82	to	$3.55	$6,730	0.53%	0.55%	to	0.95%	10.96%		to	10.51%
2016	2,054	$3.44	to	$3.21	$6,764	1.15%	0.55%	to	0.95%	22.53%		to	22.04%
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
GS VIT U.S. Eq Insights, Inst
2018	47,779	$2.30	to	$1.97	$105,192	1.19%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	52,854	$2.46	to	$2.13	$125,064	1.34%	0.55%	to	1.45%	23.39%		to	22.29%
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%		to	9.14%
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
Invesco VI Am Fran, Ser I
2018	6,121	$1.88	to	$1.83	$11,336	—	0.55%	to	0.95%	(4.16%)		to	(4.54%)
2017	6,861	$1.96	to	$1.92	$13,291	0.08%	0.55%	to	0.95%	26.64%		to	26.14%
2016	7,876	$1.55	to	$1.52	$12,078	—	0.55%	to	0.95%	1.71%		to	1.30%
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
Invesco VI Bal Risk Alloc, Ser II
2018	34,792	$1.11	to	$1.02	$37,768	1.26%	0.55%	to	1.90%	(7.23%)		to	(8.49%)
2017	39,964	$1.19	to	$1.12	$46,895	3.79%	0.55%	to	1.90%	9.23%		to	7.77%
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
Invesco VI Comstock, Ser II
2018	50,584	$2.34	to	$1.72	$108,556	1.40%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	58,649	$2.69	to	$2.00	$144,815	1.92%	0.55%	to	1.45%	16.93%		to	15.89%
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
Invesco VI Hlth, Ser II
2018	17,735	$2.26	to	$2.13	$39,354	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	20,032	$2.25	to	$2.15	$44,570	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
Invesco VI Intl Gro, Ser II
2018	33,586	$1.72	to	$1.37	$53,415	1.70%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	41,420	$2.04	to	$1.64	$78,374	1.24%	0.55%	to	1.45%	22.06%		to	20.96%
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
Invesco VI Mid Cap Gro, Ser I
2018	10,332	$1.65	to	$1.58	$16,832	—	0.55%	to	1.20%	(6.10%)		to	(6.72%)
2017	11,855	$1.76	to	$1.70	$20,626	—	0.55%	to	1.20%	21.82%		to	21.03%
2016	13,515	$1.45	to	$1.40	$19,357	—	0.55%	to	1.20%	0.20%		to	(0.44%)
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
Ivy VIP Asset Strategy
2018	13,310	$1.11	to	$1.03	$14,604	1.83%	0.55%	to	1.90%	(5.96%)		to	(7.23%)
2017	13,785	$1.18	to	$1.11	$16,130	1.48%	0.55%	to	1.90%	17.63%		to	16.05%
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
Janus Henderson VIT Bal, Serv
2018	32,123	$0.99	to	$0.98	$31,839	1.50%	0.55%	to	1.90%	(0.67	%)(9)	to	(1.58	%)(9)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	113

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2018	8,646	$1.77	to	$1.65	$14,621	0.11%	0.55%	to	0.95%	(1.21%)		to	(1.61%)
2017	9,251	$1.79	to	$1.67	$15,839	0.15%	0.55%	to	0.95%	26.39%		to	25.89%
2016	10,124	$1.42	to	$1.33	$13,757	0.02%	0.55%	to	0.95%	11.49%		to	11.05%
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
Janus Henderson VIT Flex Bd, Serv
2018	41,077	$1.05	to	$0.97	$41,907	2.59%	0.55%	to	1.90%	(1.83%)		to	(3.15%)
2017	48,174	$1.07	to	$1.00	$50,335	2.46%	0.55%	to	1.90%	2.79%		to	1.41%
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%		to	0.30%
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
Janus Henderson VIT Gbl Tech, Serv
2018	15,070	$1.52	to	$3.46	$22,441	—	0.55%	to	1.20%	0.35%		to	(0.30%)
2017	16,362	$1.51	to	$3.47	$24,230	—	0.55%	to	1.20%	44.12%		to	43.19%
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%		to	12.50%
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
Janus Henderson VIT Overseas, Serv
2018	15,915	$1.27	to	$2.00	$19,487	1.64%	0.55%	to	1.20%	(15.60%)		to	(16.16%)
2017	17,974	$1.50	to	$2.38	$26,123	1.58%	0.55%	to	1.20%	30.09%		to	29.25%
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)		to	(7.82%)
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
Janus Henderson VIT Res, Serv
2018	21,976	$2.00	to	$1.71	$42,067	0.36%	0.55%	to	1.90%	(3.37%)		to	(4.68%)
2017	24,074	$2.07	to	$1.80	$47,967	0.24%	0.55%	to	1.90%	26.86%		to	25.16%
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
Lazard Ret Global Dyn MA, Serv
2018	15,222	$1.30	to	$1.21	$19,245	1.38%	0.55%	to	1.90%	(7.08%)		to	(8.34%)
2017	12,337	$1.40	to	$1.32	$16,905	—	0.55%	to	1.90%	19.87%		to	18.27%
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%		to	1.36%
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
MFS Mass Inv Gro Stock, Serv Cl
2018	41,339	$1.31	to	$1.27	$53,770	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
2017	48,413	$1.31	to	$1.28	$63,174	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(6)	to	(2.71	%)(6)
MFS New Dis, Serv Cl
2018	12,560	$2.41	to	$2.56	$29,201	—	0.55%	to	1.20%	(2.26%)		to	(2.90%)
2017	14,310	$2.47	to	$2.64	$34,090	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
MFS Utilities, Serv Cl
2018	51,317	$3.59	to	$1.41	$151,015	0.83%	0.55%	to	1.90%	0.26%		to	(1.09%)
2017	61,196	$3.59	to	$1.43	$180,143	4.10%	0.55%	to	1.90%	13.87%		to	12.35%
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%		to	9.15%
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
MS VIF Global Real Est, Cl II
2018	20,200	$1.41	to	$1.32	$27,834	3.10%	0.55%	to	1.45%	(8.71%)		to	(9.53%)
2017	25,820	$1.55	to	$1.46	$39,104	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%		to	1.64%
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%

114	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Mid Cap Gro, Cl II
2018	17,284	$2.33	to	$1.51	$39,637	—	0.55%	to	1.90%	9.92%		to	8.43%
2017	14,475	$2.12	to	$1.40	$30,403	—	0.55%	to	1.90%	37.84%		to	36.00%
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)		to	(10.56%)
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
NB AMT Intl Eq, Cl S
2018	9,712	$1.10	to	$1.11	$10,777	0.15%	0.55%	to	1.45%	(17.41%)		to	(18.15%)
2017	11,254	$1.34	to	$1.36	$15,150	0.65%	0.55%	to	1.45%	26.07%		to	24.94%
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
NB AMT US Eq Index PW Strat, Cl S
2018	4,045	$0.91	to	$0.85	$3,586	—	0.55%	to	1.90%	(7.30%)		to	(8.54%)
2017	3,417	$0.98	to	$0.93	$3,281	—	0.55%	to	1.90%	6.10%		to	4.68%
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)		to	(2.51%)
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(5)	to	(2.13	%)(5)
Oppen Global VA, Serv
2018	52,505	$2.57	to	$1.52	$114,539	0.75%	0.55%	to	1.90%	(13.87%)		to	(15.03%)
2017	51,073	$2.98	to	$1.79	$130,695	0.73%	0.55%	to	1.90%	35.57%		to	33.77%
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
Oppen Global Strategic Inc VA, Srv
2018	149,770	$1.69	to	$0.94	$234,872	4.57%	0.55%	to	1.90%	(5.07%)		to	(6.35%)
2017	184,653	$1.78	to	$1.00	$306,521	1.99%	0.55%	to	1.90%	5.46%		to	4.05%
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
Oppen Main St Sm Cap VA, Serv
2018	35,518	$2.81	to	$1.62	$84,593	0.06%	0.55%	to	1.90%	(11.03%)		to	(12.23%)
2017	37,837	$3.16	to	$1.84	$101,756	0.65%	0.55%	to	1.90%	13.29%		to	11.77%
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
PIMCO VIT All Asset, Advisor Cl
2018	46,372	$1.58	to	$1.06	$70,331	2.95%	0.55%	to	1.90%	(5.97%)		to	(7.23%)
2017	56,360	$1.68	to	$1.14	$91,337	4.43%	0.55%	to	1.90%	12.76%		to	11.25%
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%		to	10.77%
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2018	4,395	$1.08	to	$0.98	$4,553	1.59%	0.55%	to	1.90%	(6.13%)		to	(7.40%)
2017	4,421	$1.15	to	$1.06	$4,914	2.16%	0.55%	to	1.90%	13.37%		to	11.85%
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%		to	1.98%
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
PIMCO VIT Tot Return, Advisor Cl
2018	29,874	$1.05	to	$0.97	$30,435	2.43%	0.55%	to	1.90%	(1.18%)		to	(2.51%)
2017	28,808	$1.06	to	$0.99	$29,845	1.92%	0.55%	to	1.90%	4.24%		to	2.84%
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%		to	0.65%
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	115

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IB
2018	10,470	$2.54	to	$2.41	$26,029	—	0.55%	to	1.20%	(2.07%)		to	(2.71%)
2017	11,436	$2.60	to	$2.48	$29,120	0.63%	0.55%	to	1.20%	28.52%		to	27.69%
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%		to	6.51%
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
Royce Micro-Cap, Invest Cl
2018	2,779	$4.28	to	$3.96	$11,343	—	0.55%	to	0.95%	(9.55%)		to	(9.91%)
2017	3,299	$4.73	to	$4.40	$15,020	0.63%	0.55%	to	0.95%	4.61%		to	4.19%
2016	3,920	$4.53	to	$4.22	$17,077	0.68%	0.55%	to	0.95%	19.06%		to	18.58%
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)		to	(13.29%)
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
Temp Global Bond, Cl 2
2018	37,431	$1.00	to	$0.92	$36,361	—	0.55%	to	1.90%	1.38%		to	0.01%
2017	37,623	$0.98	to	$0.92	$36,206	—	0.55%	to	1.90%	1.37%		to	0.02%
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%		to	1.00%
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
Third Ave Val
2018	3,676	$3.23	to	$2.99	$11,381	1.82%	0.55%	to	0.95%	(20.78%)		to	(21.10%)
2017	4,361	$4.07	to	$3.79	$17,074	0.83%	0.55%	to	0.95%	12.97%		to	12.52%
2016	5,019	$3.61	to	$3.37	$17,443	0.81%	0.55%	to	0.95%	11.61%		to	11.16%
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)		to	(9.75%)
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
VanEck VIP Global Gold, Cl S
2018	17,188	$0.74	to	$0.69	$12,411	3.11%	0.55%	to	1.90%	(16.16%)		to	(17.30%)
2017	14,742	$0.88	to	$0.83	$12,758	4.45%	0.55%	to	1.90%	11.02%		to	9.53%
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%		to	45.16%
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
VP Aggr, Cl 2
2018	589,593	$1.73	to	$1.33	$983,660	—	0.55%	to	1.90%	(9.09%)		to	(10.31%)
2017	645,382	$1.90	to	$1.48	$1,188,161	—	0.55%	to	1.90%	18.26%		to	16.68%
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%		to	3.92%
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
VP Aggr, Cl 4
2018	364,028	$1.73	to	$1.60	$609,397	—	0.55%	to	1.45%	(9.12%)		to	(9.94%)
2017	438,155	$1.90	to	$1.77	$810,257	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
VP Conserv, Cl 2
2018	313,974	$1.29	to	$1.06	$387,057	—	0.55%	to	1.90%	(3.49%)		to	(4.79%)
2017	364,115	$1.33	to	$1.11	$466,977	—	0.55%	to	1.90%	6.83%		to	5.40%
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%		to	1.49%
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
VP Conserv, Cl 4
2018	359,816	$1.29	to	$1.19	$446,021	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	438,966	$1.33	to	$1.24	$565,866	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
VP Man Risk, Cl 2
2018	95,804	$0.98	to	$0.96	$92,980	—	0.55%	to	1.90%	(5.82%)		to	(7.09%)
2017	16,502	$1.04	to	$1.03	$17,080	—	0.55%	to	1.90%	3.53	%(8)	to	3.14	%(8)

116	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk US, Cl 2
2018	72,408	$1.00	to	$0.98	$72,135	—	0.55%	to	1.90%	(4.07%)		to	(5.36%)
2017	10,227	$1.04	to	$1.04	$10,666	—	0.55%	to	1.90%	4.33	%(8)	to	3.94	%(8)
VP Man Vol Conserv, Cl 2
2018	352,073	$1.09	to	$1.02	$377,188	—	0.55%	to	1.90%	(3.12%)		to	(4.42%)
2017	371,569	$1.12	to	$1.07	$412,801	—	0.55%	to	1.90%	7.30%		to	5.86%
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
VP Man Vol Conserv Gro, Cl 2
2018	1,045,272	$1.11	to	$1.06	$1,166,105	—	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2017	1,090,668	$1.17	to	$1.13	$1,283,320	—	0.55%	to	1.90%	10.58%		to	9.11%
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
VP Man Vol Gro, Cl 2
2018	7,690,166	$1.14	to	$1.15	$9,161,189	—	0.55%	to	1.90%	(8.24%)		to	(9.48%)
2017	7,241,065	$1.24	to	$1.27	$9,417,648	—	0.55%	to	1.90%	16.84%		to	15.28%
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%		to	1.42%
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
VP Man Vol Mod Gro, Cl 2
2018	10,282,670	$1.13	to	$1.18	$12,547,330	—	0.55%	to	1.90%	(6.37%)		to	(7.63%)
2017	10,233,494	$1.21	to	$1.27	$13,380,654	—	0.55%	to	1.90%	13.72%		to	12.20%
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%		to	1.47%
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
VP Mod, Cl 2
2018	4,279,589	$1.52	to	$1.19	$6,252,850	—	0.55%	to	1.90%	(6.09%)		to	(7.36%)
2017	4,525,857	$1.62	to	$1.29	$7,073,183	—	0.55%	to	1.90%	12.60%		to	11.10%
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%		to	2.67%
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)		to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
VP Mod, Cl 4
2018	4,786,697	$1.52	to	$1.41	$7,036,348	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	5,535,497	$1.62	to	$1.51	$8,698,841	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
VP Mod Aggr, Cl 2
2018	2,013,548	$1.63	to	$1.26	$3,155,126	—	0.55%	to	1.90%	(7.55%)		to	(8.79%)
2017	2,232,170	$1.76	to	$1.38	$3,799,415	—	0.55%	to	1.90%	15.51%		to	13.97%
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%		to	3.29%
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)		to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
VP Mod Aggr, Cl 4
2018	1,388,678	$1.63	to	$1.50	$2,188,002	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	1,694,432	$1.76	to	$1.64	$2,900,251	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
VP Mod Conserv, Cl 2
2018	857,276	$1.40	to	$1.12	$1,148,665	—	0.55%	to	1.90%	(4.65%)		to	(5.94%)
2017	951,569	$1.46	to	$1.19	$1,344,016	—	0.55%	to	1.90%	9.41%		to	7.94%
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%		to	2.01%
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)		to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 4
2018	966,531	$1.40	to	$1.29	$1,304,637	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	1,166,069	$1.47	to	$1.37	$1,656,917	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
VP Ptnrs Sm Cap Val, Cl 3
2018	22,961	$3.13	to	$1.63	$61,363	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	26,821	$3.64	to	$1.92	$83,615	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
VP US Flex Conserv Gro, Cl 2(10)
2018	119,444	$1.00	to	$1.05	$128,176	—	0.55%	to	1.90%	(3.03%)		to	(4.33%)
2017	69,286	$1.04	to	$1.10	$77,087	—	0.55%	to	1.90%	3.43	%(8)	to	9.62%
VP US Flex Gro, Cl 2(10)
2018	1,403,049	$1.02	to	$1.13	$1,616,520	—	0.55%	to	1.90%	(4.45%)		to	(5.73%)
2017	782,503	$1.06	to	$1.20	$948,181	—	0.55%	to	1.90%	6.17	%(8)	to	16.23%
VP US Flex Mod Gro, Cl 2(10)
2018	965,850	$1.01	to	$1.09	$1,074,953	—	0.55%	to	1.90%	(3.77%)		to	(5.06%)
2017	581,575	$1.05	to	$1.15	$675,916	—	0.55%	to	1.90%	4.93	%(8)	to	13.02%
Wanger Intl
2018	60,391	$3.35	to	$1.61	$160,984	2.02%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	68,564	$4.09	to	$1.99	$224,311	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
Wanger USA
2018	63,796	$4.33	to	$2.18	$227,464	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	73,900	$4.42	to	$2.25	$269,824	—	0.55%	to	1.45%	18.93%		to	17.86%
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
WF VT Index Asset Alloc, Cl 2
2018	9,481	$2.44	to	$2.30	$22,593	0.97%	0.55%	to	1.20%	(3.44%)		to	(4.07%)
2017	11,067	$2.53	to	$2.40	$27,343	0.74%	0.55%	to	1.20%	11.64%		to	10.91%
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%		to	6.39%
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
WF VT Intl Eq, Cl 2
2018	20,982	$1.65	to	$1.07	$29,640	11.24%	0.55%	to	1.45%	(17.73%)		to	(18.48%)
2017	23,601	$2.00	to	$1.31	$40,675	2.82%	0.55%	to	1.45%	23.66%		to	22.55%
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%		to	1.81%
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
WF VT Sm Cap Gro, Cl 2
2018	26,761	$2.92	to	$1.63	$72,561	—	0.55%	to	1.90%	0.75%		to	(0.61%)
2017	25,824	$2.90	to	$1.64	$69,947	—	0.55%	to	1.90%	25.17%		to	23.50%
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%		to	5.73%
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
WA Var Global Hi Yd Bond, Cl II
2018	8,318	$1.10	to	$1.02	$8,870	4.55%	0.55%	to	1.90%	(4.69%)		to	(5.98%)
2017	9,079	$1.15	to	$1.08	$10,224	5.77%	0.55%	to	1.90%	7.83%		to	6.39%
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%		to	13.20%
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

118	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 30, 2014.
(6)	New subaccount operations commenced on March 27, 2015.
(7)	New subaccount operations commenced on April 29, 2016.
(8)	New subaccount operations commenced on September 18, 2017.
(9)	New subaccount operations commenced on April 27, 2018.
(10)	Effective Sept. 18, 2017, the Fund option became available under RAVA Band 3

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2018 ANNUAL REPORT	119

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 26, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2018, $21,099; 2017, $20,764)	$21,528	$22,155
Mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $16)	2,547	2,619
Policy loans	861	845
Other investments	838	900
Total investments	25,774	26,519
Cash and cash equivalents	1,085	1,062
Reinsurance recoverables	3,113	2,876
Other receivables	209	207
Accrued investment income	203	219
Deferred acquisition costs	2,742	2,639
Other assets	3,554	4,358
Separate account assets	73,393	82,560
Total assets	$110,073	$120,440

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,407	$29,178
Short-term borrowings	201	200
Other liabilities	3,500	4,674
Separate account liabilities	73,393	82,560
Total liabilities	106,501	116,612
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	1,058	903
Accumulated other comprehensive income, net of tax	45	456
Total shareholder’s equity	3,572	3,828
Total liabilities and shareholder’s equity	$110,073	$120,440

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$396	$410	$417
Net investment income	1,023	1,011	1,128
Policy and contract charges	2,081	1,943	2,000
Other revenues	411	400	390
Net realized investment gains (losses)	10	40	26
Total revenues	3,921	3,804	3,961

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,373	1,239	1,611
Interest credited to fixed accounts	674	656	623
Amortization of deferred acquisition costs	255	207	334
Other insurance and operating expenses	679	701	683
Total benefits and expenses	2,981	2,803	3,251
Pretax income (loss)	940	1,001	710
Income tax provision (benefit)	35	260	24
Net income	$905	$741	$686

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$—
Portion of loss recognized in other comprehensive income (before taxes)	—	—	—
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$—

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2018	2017	2016

Net income	$905	$741	$686
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(412)	(3)	58
Net unrealized gains (losses) on derivatives	1	3	4
Other	—	(1)	—
Total other comprehensive income (loss), net of tax	(411)	(1)	62
Total comprehensive income	$494	$740	$748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$3	$2,465	$1,176	$395	$4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)

Balances at December 31, 2017	3	2,466	903	456	3,828
Comprehensive income:
Net income	—	—	905	—	905
Other comprehensive income (loss), net of tax	—	—	—	(411)	(411)

Total comprehensive income					494
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Balances at December 31, 2018	$3	$2,466	$1,058	$45	$3,572

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$905	$741	$686
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	37	48	40
Deferred income tax (benefit) expense	(3)	101	5
Contractholder and policyholder charges, non-cash	(368)	(359)	(348)
Loss from equity method investments	64	108	53
Net realized investment (gains) losses	(10)	(40)	(30)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	—	4
Changes in operating assets and liabilities:
Deferred acquisition costs	1	(35)	55
Policyholder account balances, future policy benefits and claims, net	906	(121)	338
Derivatives, net of collateral	(170)	504	93
Reinsurance recoverables	(212)	(266)	(212)
Other receivables	14	42	(12)
Accrued investment income	16	18	7
Other, net	(1)	(33)	188
Net cash provided by (used in) operating activities	1,179	708	867

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	56	234	297
Maturities, sinking fund payments and calls	2,635	2,491	2,318
Purchases	(3,049)	(2,034)	(3,174)
Proceeds from sales, maturities and repayments of mortgage loans	280	690	783
Funding of mortgage loans	(208)	(439)	(433)
Proceeds from sales and collections of other investments	137	156	156
Purchase of other investments	(217)	(201)	(164)
Purchase of equipment and software	(8)	(9)	(9)
Change in policy loans, net	(16)	(15)	(7)
Advance on line of credit to Ameriprise Financial, Inc.	(273)	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	273	15	—
Cash paid for written options with deferred premiums	(131)	(82)	(8)
Cash received from written options with deferred premiums	130	75	76
Other, net	(15)	3	15
Net cash provided by (used in) investing activities	(406)	869	(150)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,933	2,059	2,086
Net transfers from (to) separate accounts	(75)	(157)	127
Surrenders and other benefits	(1,904)	(1,893)	(1,932)
Change in short-term borrowings, net	—	—	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	10	20	22
Repayments to Ameriprise Financial, Inc. on line of credit	(10)	(20)	(22)
Cash received for purchased options with deferred premiums	254	116	276
Cash paid for purchased options with deferred premiums	(208)	(263)	(320)
Cash dividends to Ameriprise Financial, Inc.	(750)	(700)	(1,000)
Net cash provided by (used in) financing activities	(750)	(838)	(764)
Net increase (decrease) in cash and cash equivalents	23	739	(47)
Cash and cash equivalents at beginning of period	1,062	323	370
Cash and cash equivalents at end of period	$1,085	$1,062	$323

Supplemental Disclosures:
Income taxes paid (received), net	$158	$250	$(120)
Interest paid on borrowings	4	2	1
Non-cash investing activity:
Partnership commitments not yet remitted	1	9	108

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Consolidated Statements of Income for both the years ended December 31, 2017 and 2016 was an increase of $16 million to policy and contract charges and a decrease of $16 million to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $29 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

RiverSource Life Insurance Company

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, litigation reserves, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the

RiverSource Life Insurance Company

portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. As of January 1, 2018, marketable equity securities were reclassified from Available-for-Sale securities to other investments due to the adoption of a new accounting standard on the recognition and measurement of financial instruments. Subsequent to the adoption, marketable equity securities are recorded at fair value with changes in fair value reflected in net investment income. Prior to the adoption, changes in fair value were reflected in AOCI. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses. Syndicated loans represent the Company’s investment in below investment grade loan syndications. Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Company

ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2018 and 2017, land, buildings, equipment and software were $135 million and $142 million, respectively, net of accumulated depreciation of $174 million and $159 million, respectively. Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 was $15 million, $15 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly

RiverSource Life Insurance Company

modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 14 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Company

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable

RiverSource Life Insurance Company

income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 20 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition or results of operations.

RiverSource Life Insurance Company

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018. The adoption of the standard did not have an impact on the Company’s consolidated financial condition or results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s consolidated financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also

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adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be

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evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in millions)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$170	$167	$158
Unaffiliated	16	16	16
Total	186	183	174
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	44	42	40
Unaffiliated	22	23	24
	66	65	64
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	336	325	316
Unaffiliated	3	4	3
	339	329	319
Total	405	394	383
Total revenue from contracts with customers	591	577	557
Revenue from other sources(1)	3,330	3,227	3,404
Total revenues	$3,921	$3,804	$3,961

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally

RiverSource Life Insurance Company

earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $49 million and $54 million as of December 31, 2018 and 2017, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships. A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $352 million and $408 million as of December 31, 2018 and 2017, respectively. The Company had a $43 million and $97 million liability recorded as of December 31, 2018 and 2017, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not generally the sponsor. These structured investments typically invest in fixed income instruments and are primarily managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the lack of power to direct the activities that most significantly impact the economic performance, size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments. See Note 15 for information regarding investments in a VIE with an affiliate of the Company.

RiverSource Life Insurance Company

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,044	$554	$(207)	$12,391	$—
Residential mortgage backed securities	2,890	25	(44)	2,871	—
Commercial mortgage backed securities	3,737	17	(102)	3,652	—
State and municipal obligations	1,129	162	(8)	1,283	—
Asset backed securities	1,013	35	(3)	1,045	—
Foreign government bonds and obligations	285	9	(9)	285	—
U.S. government and agency obligations	1	—	—	1	—
Total	$21,099	$802	$(373)	$21,528	$—

	December 31, 2017
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $1.4 billion and $1.6 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $405 million and $711 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2018 and 2017, fixed maturity securities comprised approximately 84% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $706 million and $906 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,602	$6,499	30%	$6,259	$6,303	28%
AA	1,310	1,455	7	1,090	1,285	6
A	2,550	2,776	13	3,443	3,902	18
BBB	9,745	9,945	46	8,796	9,465	43
Below investment grade	892	853	4	1,176	1,200	5
Total fixed maturities	$21,099	$21,528	100%	$20,764	$22,155	100%

As of December 31, 2018 and 2017, approximately 34% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. The Company had holdings of $382 million in AT&T, Inc., and holdings of

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$374 million in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, both which were greater than 10% of total equity as of December 31, 2018. There were no other holdings of any other issuer greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	286	$4,792	$(141)	93	$972	$(66)	379	$5,764	$(207)
Residential mortgage backed securities	54	826	(9)	57	897	(35)	111	1,723	(44)
Commercial mortgage backed securities	69	1,146	(25)	88	1,565	(77)	157	2,711	(102)
State and municipal obligations	6	88	(2)	24	129	(6)	30	217	(8)
Asset backed securities	11	149	(1)	17	124	(2)	28	273	(3)
Foreign government bonds and obligations	17	86	(4)	14	17	(5)	31	103	(9)
Total	443	$7,087	$(182)	293	$3,704	$(191)	736	$10,791	$(373)

	December 31, 2017
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$—	$21	$33
Reductions for securities sold during the period (realized)	—	(21)	(12)
Ending balance	$—	$—	$21

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Gross realized investment gains	$16	$48	$29
Gross realized investment losses	(7)	(4)	(12)
Total	$9	$44	$17

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,157	$1,166
Due after one year through five years	4,887	4,889
Due after five years through 10 years	3,419	3,388
Due after 10 years	3,996	4,517
	13,459	13,960
Residential mortgage backed securities	2,890	2,871
Commercial mortgage backed securities	3,737	3,652
Asset backed securities	1,013	1,045
Total	$21,099	$21,528

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$919	$947	$997
Mortgage loans	117	137	149
Other investments	11	(48)	8
	1,047	1,036	1,154
Less: investment expenses	24	25	26
Total	$1,023	$1,011	$1,128

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$9	$44	$17
Mortgage loans	1	(4)	10
Other investments	—	—	(1)
Total	$10	$40	$26

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$22	$25	$25
Charge-offs	(2)	(3)	(3)
Provisions	—	—	3
Ending balance	$20	$22	$25

Individually evaluated for impairment	$—	$—	$2
Collectively evaluated for impairment	20	22	23

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2018	2017
Individually evaluated for impairment	$19	$17
Collectively evaluated for impairment	2,943	3,015
Total	$2,962	$3,032

As of December 31, 2018 and 2017, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $20 million and $17 million, respectively.

During the years ended December 31, 2018, 2017 and 2016, the Company purchased $137 million, $156 million and $73 million, respectively, and sold $44 million, $259 million and $250 million, respectively, of loans. The loans purchased consisted of syndicated loans. The loans sold during 2018 consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil and $5 million as of December 31, 2018 and 2017, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2018 and 2017. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
South Atlantic	$699	$735	27%	28%
Pacific	766	771	30	29
Mountain	224	242	9	9
West North Central	203	223	8	8
East North Central	208	209	8	8
Middle Atlantic	171	179	7	7
West South Central	139	125	5	5
New England	54	67	2	3
East South Central	99	84	4	3

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Retail	$854	$893	33%	34%
Office	408	470	16	18
Apartments	583	536	23	20
Industrial	423	451	16	17
Mixed use	45	38	2	1
Hotel	43	39	2	2
Other	207	208	8	8

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

Residential Mortgage Loans

During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2018 and 2017 was $399 million and $397 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2018 and 2017 were nil and $5 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2018 and 2017. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2018, 2017 and 2016. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in the write-off of DAC, which was included in the impact of unlocking.

The balances of and changes in DAC were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$2,639	$2,611	$2,693
Capitalization of acquisition costs	254	242	279	(1)
Amortization, excluding the impact of valuation assumptions review	(288)	(219)	(253)
Amortization, impact of valuation assumptions review	33	12	(81	)(2)
Impact of change in net unrealized (gains) losses on securities	104	(7)	(27)
Balance at December 31	$2,742	$2,639	$2,611

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$273	$301	$334
Capitalization of sales inducement costs	2	4	5
Amortization, excluding the impact of valuation assumptions review	(42)	(37)	(42)
Amortization, impact of valuation assumptions review	—	(1)	4
Impact of change in net unrealized (gains) losses on securities	16	6	—
Balance at December 31	$249	$273	$301

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2018 and 2017, traditional life and UL insurance policies in force were $195.1 billion and $195.9 billion, respectively, of which $142.4 billion as of both December 31, 2018 and 2017 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Direct premiums	$621	$637	$642
Reinsurance ceded	(225)	(227)	(225)
Net premiums	$396	$410	$417

Policy and contract charges are presented on the Consolidated Statements of Income net of $126 million, $114 million and $110 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $331 million, $298 million and $318 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $2.5 billion and $2.3 billion related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $484 million and $509 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2018	2017
Policyholder account balances
Fixed annuities(1)	$9,338	$9,934
Variable annuity fixed sub-accounts	5,129	5,166
UL/VUL insurance	3,063	3,047
IUL insurance	1,728	1,384
Other life insurance	683	720
Total policyholder account balances	19,941	20,251
Future policy benefits
Variable annuity GMWB	875	463
Variable annuity GMAB(2)	(19)	(80)
Other annuity liabilities	26	78
Fixed annuity life contingent liabilities	1,459	1,484
Life and DI insurance	1,221	1,221
LTC insurance	4,981	4,896
UL/VUL and other life insurance additional liabilities	749	688
Total future policy benefits	9,292	8,750
Policy claims and other policyholders’ funds	174	177
Total policyholder account balances, future policy benefits and claims	$29,407	$29,178

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 3.94%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIAs in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2018	2017
Variable annuity	$66,913	$75,174
VUL insurance	6,451	7,352
Other insurance	29	34
Total	$73,393	$82,560

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount

RiverSource Life Insurance Company

deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,810	$53,872	$417	67	$61,418	$59,461	$9	66
Five/six-year reset	7,670	4,941	112	67	8,870	6,149	12	66
One-year ratchet	5,560	5,210	417	70	6,548	6,187	11	69
Five-year ratchet	1,307	1,251	23	66	1,563	1,506	1	65
Other	1,033	1,014	148	72	1,099	1,075	50	72
Total — GMDB	$71,380	$66,288	$1,117	67	$79,498	$74,378	$83	66
GGU death benefit	$992	$940	$112	70	$1,118	$1,067	$133	70
GMIB	$180	$164	$12	69	$233	$216	$7	69
GMWB:
GMWB	$1,990	$1,984	$3	72	$2,508	$2,500	$1	71
GMWB for life	40,966	40,876	742	68	44,375	44,259	129	67
Total — GMWB	$42,956	$42,860	$745	68	$46,883	$46,759	$130	67
GMAB	$2,456	$2,450	$24	59	$3,086	$3,083	$—	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,513	66	$6,460	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Company

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$14	$8	$1,057	$—	$332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	17	6	463	(80)	489
Incurred claims	8	2	412	61	201
Paid claims	(6)	—	—	—	(31)
Balance at December 31, 2018	$19	$8	$875	$(19)	$659

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2018	2017
Mutual funds:
Equity	$39,764	$46,038
Bond	21,190	23,529
Other	5,568	5,109
Total mutual funds	$66,522	$74,676

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

13.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2018

RiverSource Life Insurance Company

and 2017, the Company has pledged $52 million and $43 million, respectively, of agency residential mortgage backed securities and nil and $8 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2018 and 2017 was $50 million. The remaining maturity of outstanding repurchase agreements was less than three months as of December 31, 2018 and less than one month as of December 31, 2017. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2018 and 2017 was 2.6% and 1.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $780 million and $750 million as of December 31, 2018 and 2017, respectively. The amount of the Company’s liability including accrued interest was $151 million and $150 million as of December 31, 2018 and 2017, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2018 and less than four months as of December 31, 2017. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2018 and 2017 was 2.6% and 1.5%, respectively.

14.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$11,520	$871	$12,391
Residential mortgage backed securities	—	2,807	64	2,871
Commercial mortgage backed securities	—	3,652	—	3,652
State and municipal obligations	—	1,283	—	1,283
Asset backed securities	—	671	374	1,045
Foreign government bonds and obligations	—	285	—	285
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,218	1,309	21,528
Cash equivalents	—	1,000	—	1,000
Other assets:
Interest rate derivative contracts	—	789	—	789
Equity derivative contracts	189	1,515	—	1,704
Foreign exchange derivative contracts	—	54	—	54
Total other assets	189	2,358	—	2,547
Separate account assets at net asset value (“NAV”)				73,393	(1)
Total assets at fair value	$190	$23,576	$1,309	$98,468

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$3	$14	$17
IUL embedded derivatives	—	—	628	628
GMWB and GMAB embedded derivatives	—	—	328	328	(2)
Total policyholder account balances, future policy benefits and claims	—	3	970	973	(3)
Other liabilities:
Interest rate derivative contracts	—	422	—	422
Equity derivative contracts	77	1,901	—	1,978
Foreign exchange derivative contracts	2	32	—	34
Credit derivative contracts	—	18	—	18
Total other liabilities	79	2,373	—	2,452
Total liabilities at fair value	$79	$2,376	$970	$3,425

RiverSource Life Insurance Company

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at NAV				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(4)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(5)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(726) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Other Derivative Contracts
Balance, January 1, 2018	$1,072	$87	$—	$—	$1,159		$—
Total gains (losses) included in:
Net income	(1)	—	—	—	(1	)(1)	(3	)(2)
Other comprehensive income (loss)	(26)	1	—	3	(22)		—
Purchases	15	—	12	381	408		3
Settlements	(189)	(6)	—	—	(195)		—
Transfers out of Level 3	—	(18)	(12)	(10)	(40)		—
Balance, December 31, 2018	$871	$64	$—	$374	$1,309		$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2018	$(1)	$—	$—	$—	$(1	)(1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$—		$601		$(49)		$552
Total (gains) losses included in:
Net income	(3	)(3)	(9	)(3)	49	(2)	37
Issues	17		90		350		457
Settlements	—		(54)		(22)		(76)
Balance, December 31, 2018	$14		$628		$328		$970
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2018	$—		$(9	)(3)	$47	(2)	$38

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(3)	(977	)(2)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(3)	$(946	)(2)	$(859)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(2)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(2)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(3)	(511	)(2)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(3)	$(448	)(2)	$(435)

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.
(3)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $281 million, $(71) million and $98 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range				Weighted Average
	(in millions)
Corporate debt securities (private placements)	$871	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%		1.5%
Asset backed securities	$374	Discounted cash flow	Annual default rate	2.5%
			Loss severity	25.0%
			Yield/spread to swap rates	85 bps	–	115	bps	87 bps
IUL embedded derivatives	$628	Discounted cash flow	Nonperformance risk(1)	119		bps
Indexed annuity embedded derivatives	$14	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$328	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Company

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the indexed annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Company

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and affiliated and unaffiliated asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and unaffiliated asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. Other derivative contracts consist of the Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates. See Note 18 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $112 million and $166 million as of December 31, 2018 and 2017, respectively, and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,547	$—	$—	$2,514	$2,514
Policy loans	861	—	—	810	810
Other investments	411	—	355	41	396

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,609	$—	$—	$9,672	$9,672
Short-term borrowings	201	—	201	—	201
Other liabilities	59	—	—	57	57
Separate account liabilities at NAV	312				312	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans. Other investments include syndicated loans and the Company’s membership in the FHLB. See Note 7 for additional information on syndicated loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include repurchase agreement and FHLB borrowings. See Note 13 for further information on short-term borrowings. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities relate to investment contracts.

RiverSource Life Insurance Company

15.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $365 million, $390 million and $400 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Cash dividends or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Paid to Ameriprise Financial	$750	$700	$1,000
Received from RiverSource Life of NY	48	50	50
Received from RTA	45	20	15
Received from RiverSource REO 1, LLC(1)	2	—	31

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $60 million and $(105) million as of December 31, 2018 and 2017, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

In December 2018, the Company invested in AA and A rated asset backed securities issued by AAF, an affiliate of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFSI, an affiliated broker dealer. As of December 31, 2018, the fair value of these asset backed securities was $374 million and is reported in Investments: Available-for-Sale Fixed Maturities on the Company’s Consolidated Balance Sheets.

16.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2019, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. As of December 31, 2018 and 2017, application of this permitted practice resulted in an increase (decrease) to RiverSource Life Insurance Company’s statutory surplus of approximately $92 million and $(3) million, respectively.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $642 million and $(306) million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.4 billion as of December 31, 2018 and 2017, respectively.

Statutory net gain from operations and net income (loss) for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Statutory net gain from operations	$1,686	$958	$834
Statutory net income (loss)	1,628	222	322

Government debt securities of $4 million as of both December 31, 2018 and 2017 were on deposit with various states as required by law.

17.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,499	$—	$2,499	$(2,066)	$(390)	$(26)	$17
OTC cleared	34	—	34	(23)	—	—	11
Exchange-traded	14	—	14	(1)	—	—	13
Total derivatives	$2,547	$—	$2,547	$(2,090)	$(390)	$(26)	$41

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,419	$—	$2,419	$(2,066)	$(24)	$(328)	$1
OTC cleared	23	—	23	(23)	—	—	—
Exchange-traded	10	—	10	(1)	—	—	9
Total derivatives	2,452	—	2,452	(2,090)	(24)	(328)	10
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,502	$—	$2,502	$(2,090)	$(24)	$(378)	$10

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 13 for additional disclosures related to the Company’s repurchase agreements.

18.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$57,185	$789	$422	$64,790	$1,081	$415
Equity contracts	51,463	1,704	1,978	56,649	2,367	2,671
Credit contracts	1,206	—	18	715	—	2
Foreign exchange contracts	4,747	54	34	3,996	35	23
Other contracts	—	—	—	450	—	—
Total non-designated hedges	114,601	2,547	2,452	126,600	3,483	3,111
Embedded derivatives
GMWB and GMAB(3)	N/A	—	328	N/A	—	(49)
IUL	N/A	—	628	N/A	—	601
Indexed annuities	N/A	—	17	N/A	—	5
Total embedded derivatives	N/A	—	973	N/A	—	557
Total derivatives	$114,601	$2,547	$3,425	$126,600	$3,483	$3,668

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2018 and 2017, investment securities with a fair value of $28 million and $89 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $28 million and $89 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(312)
Equity contracts	(49)	306
Credit contracts	—	7
Foreign exchange contracts	—	1
Other contracts	—	(4)
GMWB and GMAB embedded derivatives	—	(377)
IUL embedded derivatives	63	—
Indexed annuities embedded derivatives	3	—
Total gain (loss)	$17	$(379)
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2018:

(in millions)	Premiums Payable	Premiums Receivable
2019	$274	$168
2020	196	130
2021	168	118
2022	207	198
2023	126	43
2024-2028	369	17
Total	$1,340	$674

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

RiverSource Life Insurance Company

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company may use a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2018, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2018 and 2017, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2018, 2017 and 2016, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 19 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $91 million and $299 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $90 million and $296 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1 million and $3 million, respectively.

19.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2018
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(952)	$203	$(749)
Reclassification of net (gains) losses on securities included in net income(2)	(9)	2	(7)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	435	(91)	344
Net unrealized gains (losses) on securities	(526)	114	(412)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	1	—	1
Net unrealized gains (losses) on derivatives	1	—	1
Total other comprehensive income (loss)	$(525)	$114	$(411)

RiverSource Life Insurance Company

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$210	$(61)	$149
Reclassification of net (gains) losses on securities included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized gains (losses) on securities	(14)	11	(3)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	5	(2)	3
Net unrealized gains (losses) on derivatives	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$350	$(124)	$226
Reclassification of net (gains) losses on securities included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized gains (losses) on securities	91	(33)	58
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	6	(2)	4
Net unrealized gains (losses) on derivatives	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Net Unrealized Gains (Losses) on Derivatives	Other	Total
Balance, January 1, 2016	$403	$(8)	$—	$395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	458 (1)	(1)	(1)	456
OCI before reclassifications	(405)	—	—	(405)
Amounts reclassified from AOCI	(7)	1	—	(6)
Total OCI	(412)	1	—	(411)
Balance, December 31, 2018	$46 (1)	$—	$(1)	$45

(1)	Includes nil, nil and nil of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

20.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Current income tax
Federal	$35	$158	$18
State	3	1	1
Total current income tax	38	159	19
Deferred income tax
Federal	(1)	103	6
State	(2)	(2)	(1)
Total deferred income tax	(3)	101	5
Total income tax provision	$35	$260	$24

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included an expense of $140 million due to the enactment of the Tax Act. The $140 million expense included a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rates of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Low income housing tax credits	(8.5)	(7.4)	(9.4)
Dividend received deduction	(4.2)	(12.9)	(17.1)
Foreign tax credit, net of addback	(2.8)	(2.7)	(3.8)
Impact of Tax Act	(1.1)	14.0	—
Taxes applicable to prior years	(1.1)	—	(2.0)
Other, net	0.4	—	0.7
Income tax provision	3.7%	26.0%	3.4%

The decrease in the Company’s effective tax rate for the year ended December 31, 2018 compared to 2017 is primarily the result of the decrease in the federal statutory rate and a $140 million expense in 2017 due to provisions of the Tax Act and an increase in low income housing credits, partially offset by lower levels of the dividends received deduction. The increase in the

RiverSource Life Insurance Company

Company’s effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$705	$599
Investment related	144	251
Other	14	29
Gross deferred income tax assets	863	879
Less: valuation allowance	11	11
Total deferred income tax assets	852	868
Deferred income tax liabilities
Deferred acquisition costs	423	431
Deferred sales inducement costs	53	62
Net unrealized gains on Available-for-Sale securities	37	150
Depreciation	—	13
Other	12	1
Gross deferred income tax liabilities	525	657
Net deferred income tax assets	$327	$211

Included in the Company’s deferred income tax assets are tax benefits primarily related to state net operating losses of $10 million, net of federal benefit, which will expire beginning December 31, 2019. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state net operating losses and state deferred tax assets; therefore, a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2018	2017	2016
Balance at January 1	$14	$59	$95
Additions based on tax positions related to the current year	5	5	6
Additions for tax positions of prior years	1	—	31
Reductions for tax positions of prior years	(1)	(50)	(68)
Audit settlements	—	—	(5)
Balance at December 31	$19	$14	$59

If recognized, approximately $8 million, $5 million and $6 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $10 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of nil, $1 million, and $39 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of both December 31, 2018 and 2017, the Company had a payable of $1 million related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, the Company received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

RiverSource Life Insurance Company

21.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2018	2017
Commercial mortgage loans	$50	$31
Affordable housing and other real estate partnerships	59	123
Total funding commitments	$109	$154

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2018 and 2017, the estimated liability was $12 million and $14 million, respectively, and the related premium tax asset was $11 million and $12 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2019 RiverSource Life Insurance Company. All rights reserved.

S-6477 CF (4/19)